UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:  BlackRock Liquidity Funds
BlackRock Liquid Federal Trust Fund
California
Money Fund
FedFund
MuniCash
New York
Money Fund
TempCash
TempFund
T-Fund
Treasury Trust Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2023

Date of reporting period: 04/30/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
April 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Liquidity Funds
BlackRock Liquid Federal Trust Fund
FedFund
TempCash
TempFund
T-Fund
Treasury Trust Fund
MuniCash
California Money Fund
New York Money Fund

Dear Shareholder,
Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30, 2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter. Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.
Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the Fed added liquidity to markets amid the failure of prominent regional banks.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the
Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-
term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
8.63% 2.66%
U.S. small cap equities
(Russell 2000
®
Index)
(3.45) (3.65)
International equities (MSCI
Europe, Australasia, Far
East Index)
24.19 8.42
Emerging market equities
(MSCI Emerging Markets
Index)
16.36 (6.51)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.09 2.83
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
7.14 (1.68)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
6.91 (0.43)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.65 2.87
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
6.21 1.21
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Money Market Overview
For the Six-Month Period Ended April 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

During the six-month period ended April 30, 2023, over the course of four meetings, the Federal Open Market Committee (the “FOMC” or the “Committee”), increased the range of the Federal Funds target rate from 3.00%-3.25% in September 2022 to 4.75%-5.00% in March 2023. The Committee said it “remains highly attentive to inflation risks” but moderated previous guidance for its rate path, in our view, noting it “anticipates that some additional policy firming may be appropriate” to reduce inflation to its 2%
objective. In contrast, the FOMC had previously stated that “ongoing increases in the target range will be appropriate.”
The FOMC again noted it will continue reducing its holdings of Treasury securities, agency debt and agency mortgage-backed securities as delineated in its Plans for
Reducing the Size of the Fed’s Balance Sheet released in conjunction with the May 4, 2022 FOMC meeting. The median federal funds rate forecast for 2023 contained in the
Summary of Economic Projections (“SEP”) released in conjunction with the FOMC meeting was notably unchanged from the projection of 5.10% at the December 14, 2022 meeting. The SEP for March 2023 also reflected a modestly higher core inflation forecast and a slightly lower unemployment rate projection, relative to the December 2022 forecasts. Core inflation is projected to remain above the FOMC’s 2.00% objective over the forecast horizon.
U.S. macroeconomic data showed signs of continued tightening as evidenced by the unemployment rate holding steady at 3.4% in April 2023 (the lowest rate since May
1969). In Q4 2022 and Q1 2023, real gross domestic product increased 2.9% and 1.1%, reflecting increases in both consumer and government spending. Daily utilization of the Fed’s Reverse Repurchase Program (“RRP”) facility remains elevated, averaging nearly $2.0 trillion in 2022 and $2.3 trillion for April 2023. On December 30, 2023, the
RRP facility hit an all-time high with a balance of over $2.55 trillion.
The secured overnight financing rate (“SOFR”)— a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities— ended the month of April at 4.81%. SOFR has averaged 4.57% year-to-date in 2023. Industry-wide institutional money market mutual funds experienced record-high inflows throughout the reporting period, averaging $4.8 billion in assets daily. Government Fund assets saw the biggest increase at $436.8 billion, while Prime Fund assets saw inflows of over $201 billion throughout the reporting period.
Portfolio positioning as of April 30, 2023 reflected our outlook that the Fed will be less aggressive in tightening policy over the remainder of 2023 and may soon conclude the hiking cycle. With portfolio weighted average maturities below neutral, the Funds remain well positioned to capitalize on additional rate hikes and subsequent repricing. The allocation to floating-rate securities provides a hedge against rising rates, allowing the Fund to immediately see the benefits of any remaining rate hikes. Portfolio purchases over the reporting period were primarily focused on U.S. dollar denominated certificates of deposit and commercial paper with floating rate coupons indexed to the SOFR and select fixed-rate securities.
Turning to short-term municipal bonds, despite peaking at $121.6 billion, municipal money market industry assets ended the reporting period at $107.5 billion in assets, down $2.2 billion versus November 1, 2022 as assets were volatile throughout the period. Variable Rate Demand Note (“VRDN”) inventory on dealer balance sheets was also volatile with swings that depended on the level of attractiveness versus taxable alternatives. VRDN inventory ranged from a low of $1 billion to a high of $13 billion and averaged $4.8 billion with their yields adjusting rapidly in response to dealer inventory levels. A combination of Fed rate increases in the Fed Funds Rate target range and
VRDN inventory levels contributed to the Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average yield on weekly VRDNs, exhibiting sharp swings throughout the period.
The 7-day SIFMA Index started the period at 2.24% before moving higher to 3.66% on December 31, 2022 amongst heavy VRDN inventory. However, a strong amount of reinvestment cash from bond maturities and coupon payments in January 2023 pushed the SIFMA Index to a period low of 1.66% when VRDN inventory levels remained extremely light. Due to the strong demand for VRDN securities, the low yields caused industry outflows until VRDN yields moved higher throughout the month of February
2023. In March 2023, fears of bank stress across the market pushed the 7-day SIFMA Index to the period high of 4.35% before ultimately ending at 3.86% following the April
2023 tax season.
Along with a large variance in VRDN yields, commercial paper yields varied widely throughout the period, many times inverting in the 30 – 120-day maturity ranges and reflecting a wide divergence of investor views on the future policy path of the Fed. The funds selectively purchased commercial paper at times when a yield advantage over
VRDNs was available in the market. Given the ongoing Fed hiking cycle, the funds were guarded with respect to any duration risk and remained extremely selective on any extension trades into municipal notes and bonds. Municipal note and municipal bond yield levels exhibited large movements throughout the period. The 1-year Municipal
Market Data yield which represents 1-year municipal bonds started the period at 3.12%, hit a low of 2.27%, and ended at 3.00%, reflecting the level of volatility in front-end municipal rates.
Looking ahead, municipalities are currently in the process of reviewing their 2024 fiscal budgets and assessing their operating financing needs. As state and local governments continue to enjoy near-record reserves with solid revenue growth, municipal note issuance is expected to be subdued again in 2023 as ample federal aid remains available in reserves to offset a downturn. Though we believe that the peak credit cycle for state and local governments has been reached, fundamentals remain sturdy. With uncertainty surrounding bank stresses in the market as well as the Fed’s resolve in bringing down inflation levels to their acceptable level of 2%, our municipal money market funds continue to maintain high levels of daily and weekly liquidity. In addition, we continue to be selective with respect to one-year municipal note and bond purchases, while opportunistically investing in commercial paper for a laddered maturity schedule.
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Information
as of April 30, 2023

Fund Information
BlackRock Liquid Federal Trust Fund
BlackRock Liquid Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
FedFund
FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
TempCash
TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 4.65% 4.65%
Administration ............................ 4.55 4.55
Bancroft Capital ........................... 4.65 4.65
Cabrera Capital Markets ..................... 4.65 4.65
Cash Management ......................... 4.15 4.15
Dollar .................................. 4.40 4.40
Great Pacific ............................. 4.65 4.65
Mischler Financial Group ..................... 4.65 4.65
Penserra ............................... 4.65 4.65
Stern Brothers ............................ 4.65 4.65
Tigress ................................. 4.65 4.65
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Government Sponsored Agency Obligations .............. 85.9%
U.S. Treasury Obligations .............................. 15.1
Liabilities in Excess of Other Assets ....................... (1.0)
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 4.75% 4.75%
Administration ............................ 4.65 4.65
Capital ................................. 4.70 4.70
Cash Management ......................... 4.25 4.25
Cash Reserve ............................ 4.35 4.35
Dollar .................................. 4.50 4.50
Mischler Financial Group ..................... 4.75 4.75
Premier ................................ 4.75 4.75
Private Client ............................ 4.23 4.23
Select ................................. 3.92 3.92
Stern Brothers ............................ 4.74 4.74
Tigress ................................. 4.75 4.75
WestCap ............................... 4.75 4.75
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 79.4%
U.S. Government Sponsored Agency Obligations .............. 13.3
U.S. Treasury Obligations .............................. 4.8
Other Assets Less Liabilities ............................ 2.5
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 4.83% 4.83%
Dollar .................................. 4.60 4.60
Great Pacific ............................. 4.83 4.83
Premier ................................ 4.84 4.84
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 45.8%
Certificates of Deposit ................................. 19.7
Commercial Paper ................................... 18.0
Time Deposits ...................................... 12.3
Municipal Bonds .................................... 1.2
Corporate Bonds .................................... 0.3
U.S. Government Sponsored Agency Obligations .............. 0.1
Other Assets Less Liabilities ............................ 2.6

Fund Information
as of April 30, 2023 (continued)
2023
BlackRock Semi-Annual Report to Shareholders

TempFund
TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.
T-Fund
T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
Treasury Trust Fund
Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 4.88% 4.88%
Administration ............................ 4.78 4.78
Cabrera Capital Markets ..................... 4.88 4.88
Capital ................................. 4.83 4.83
Cash Management ......................... 4.38 4.38
Cash Reserve ............................ 4.50 4.50
Dollar .................................. 4.63 4.63
Private Client ............................ 4.38 4.38
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 31.5%
Certificates of Deposit ................................. 25.0
Commercial Paper ................................... 16.8
Time Deposits ...................................... 15.9
Municipal Bonds .................................... 4.1
Corporate Bonds .................................... 0.6
U.S. Government Sponsored Agency Obligations .............. 0.1
Other Assets Less Liabilities ............................ 6.0
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 4.72% 4.72%
Administration ............................ 4.62 4.62
Capital ................................. 4.67 4.67
Cash Management ......................... 4.22 4.22
Cash Reserve ............................ 4.32 4.32
Dollar .................................. 4.47 4.47
Premier ................................ 4.72 4.72
Select ................................. 3.89 3.89
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 91.9%
U.S. Treasury Obligations .............................. 4.8
Other Assets Less Liabilities ............................ 3.3
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 4.52% 4.55%
Administration ............................ 4.42 4.45
Capital ................................. 4.47 4.50
Cash Management ......................... 4.02 4.05
Cash Reserve ............................ 4.12 4.15
Dollar .................................. 4.28 4.32
Select ................................. 3.69 3.72
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 101.8%
Liabilities in Excess of Other Assets ....................... (1.8)

Fund Information
as of April 30, 2023 (continued)

Fund Information
MuniCash
MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
California Money Fund
California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from
California State personal income tax, as is consistent with liquidity and stability of principal.
New York Money Fund
New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from
New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 3.27% 3.27%
Dollar .................................. 3.02 3.02
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
— % — %
Asset Type
Percent of
Net Assets
— —
Variable Rate Demand Notes ............................ 80.1%
Municipal Bonds .................................... 19.2
Closed-End Investment Companies ....................... 1.3
Liabilities in Excess of Other Assets ....................... (0.6)
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 2.94% 2.95%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
— % — %
Asset Type
Percent of
Net Assets
— —
Variable Rate Demand Notes ............................ 78.3%
Municipal Bonds .................................... 19.9
Closed-End Investment Companies ....................... 1.5
Other Assets Less Liabilities ............................ 0.3
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 3.34% 3.34%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
— % — %
Asset Type
Percent of
Net Assets
— —
Variable Rate Demand Notes ............................ 97.1%
Municipal Bonds .................................... 2.0
Closed-End Investment Companies ....................... 0.9
Liabilities in Excess of Other Assets ....................... (0.0)
(a)
(a)
Represents greater than (0.1)% of the Fund's net assets.

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Expense Examples
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses Paid
During the
Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses Paid
During the
Period
(a)
Annualized
Expense Ratio
BlackRock Liquid Federal Trust Fund
Institutional ............................... $ 1,000.00 $ 1,020.20 $ 0.85 $ 1,000.00 $ 1,023.95 $ 0.85 0.17%
Administration ............................. 1,000.00 1,019.70 1.35 1,000.00 1,023.46 1.35 0.27
Bancroft Capital ............................ 1,000.00 1,020.20 0.85 1,000.00 1,023.95 0.85 0.17
Cabrera Capital Markets ...................... 1,000.00 1,020.20 0.85 1,000.00 1,023.95 0.85 0.17
Cash Management .......................... 1,000.00 1,017.70 3.35 1,000.00 1,021.47 3.36 0.67
Dollar ................................... 1,000.00 1,019.00 2.10 1,000.00 1,022.71 2.11 0.42
Great Pacific .............................. 1,000.00 1,020.20 0.85 1,000.00 1,023.95 0.85 0.17
Mischler Financial Group ...................... 1,000.00 1,020.20 0.85 1,000.00 1,023.95 0.85 0.17
Penserra ................................ 1,000.00 1,020.20 0.85 1,000.00 1,023.95 0.85 0.17
Stern Brothers ............................. 1,000.00 1,020.30 0.85 1,000.00 1,023.95 0.85 0.17
Tigress .................................. 1,000.00 1,020.20 0.85 1,000.00 1,023.95 0.85 0.17
FedFund
Institutional ............................... $ 1,000.00 $ 1,020.80 $ 0.85 $ 1,000.00 $ 1,023.95 $ 0.85 0.17%
Administration ............................. 1,000.00 1,020.30 1.35 1,000.00 1,023.46 1.35 0.27
Capital .................................. 1,000.00 1,020.60 1.05 1,000.00 1,023.75 1.05 0.21
Cash Management .......................... 1,000.00 1,018.30 3.35 1,000.00 1,021.47 3.36 0.67
Cash Reserve ............................. 1,000.00 1,018.80 2.85 1,000.00 1,021.97 2.86 0.57
Dollar ................................... 1,000.00 1,019.50 2.10 1,000.00 1,022.71 2.11 0.42
Mischler Financial Group ...................... 1,000.00 1,020.80 0.85 1,000.00 1,023.95 0.85 0.17
Premier ................................. 1,000.00 1,020.80 0.85 1,000.00 1,023.95 0.85 0.17
Private Client ............................. 1,000.00 1,018.20 3.40 1,000.00 1,021.42 3.41 0.68
Select .................................. 1,000.00 1,016.60 5.00 1,000.00 1,019.84 5.01 1.00
Stern Brothers ............................. 1,000.00 1,020.80 0.85 1,000.00 1,023.95 0.85 0.17
Tigress .................................. 1,000.00 1,020.80 0.85 1,000.00 1,023.95 0.85 0.17
WestCap ................................ 1,000.00 1,020.80 0.85 1,000.00 1,023.95 0.85 0.17
TempCash
Institutional ............................... $ 1,000.00 $ 1,022.20 $ 0.90 $ 1,000.00 $ 1,023.90 $ 0.90 0.18%
Dollar ................................... 1,000.00 1,020.90 2.15 1,000.00 1,022.66 2.16 0.43
Great Pacific .............................. 1,000.00 1,012.4 0 0.49 1,000.00 1,023.90 0.90 0.18
Premier ................................. 1,000.00 1,022.30 0.90 1,000.00 1,023.90 0.90 0.18
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period shown) except for Great Pacific Shares of TempCash, which is multiplied by 98/365 (to reflect the period since the commencement date of January 23, 2023 to April 30, 2023).

Disclosure of Expenses
(continued)

Disclosure of Expenses
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses Paid
During the
Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses Paid
During the
Period
(a)
Annualized
Expense Ratio
TempFund
Institutional ............................... $ 1,000.00 $ 1,022.40 $ 0.90 $ 1,000.00 $ 1,023.90 $ 0.90 0.18%
Administration ............................. 1,000.00 1,022.00 1.40 1,000.00 1,023.41 1.40 0.28
Cabrera Capital Markets ...................... 1,000.00 1,022.50 0.90 1,000.00 1,023.90 0.90 0.18
Capital .................................. 1,000.00 1,022.30 1.15 1,000.00 1,023.65 1.15 0.23
Cash Management .......................... 1,000.00 1,020.00 3.41 1,000.00 1,021.42 3.41 0.68
Cash Reserve ............................. 1,000.00 1,020.60 2.81 1,000.00 1,022.02 2.81 0.56
Dollar ................................... 1,000.00 1,021.30 2.16 1,000.00 1,022.66 2.16 0.43
Private Client ............................. 1,000.00 1,020.00 3.41 1,000.00 1,021.42 3.41 0.68
T-Fund
Institutional ............................... $ 1,000.00 $ 1,020.80 $ 0.85 $ 1,000.00 $ 1,023.95 $ 0.85 0.17%
Administration ............................. 1,000.00 1,020.30 1.35 1,000.00 1,023.46 1.35 0.27
Capital .................................. 1,000.00 1,020.50 1.10 1,000.00 1,023.70 1.10 0.22
Cash Management .......................... 1,000.00 1,018.30 3.35 1,000.00 1,021.47 3.36 0.67
Cash Reserve ............................. 1,000.00 1,018.80 2.85 1,000.00 1,021.97 2.86 0.57
Dollar ................................... 1,000.00 1,019.50 2.10 1,000.00 1,022.71 2.11 0.42
Premier ................................. 1,000.00 1,020.80 0.85 1,000.00 1,023.95 0.85 0.17
Select .................................. 1,000.00 1,016.60 5.00 1,000.00 1,019.84 5.01 1.00
Treasury Trust Fund
Institutional ............................... $ 1,000.00 $ 1,020.50 $ 0.85 $ 1,000.00 $ 1,023.95 $ 0.85 0.17%
Administration ............................. 1,000.00 1,020.00 1.35 1,000.00 1,023.46 1.35 0.27
Capital .................................. 1,000.00 1,020.20 1.10 1,000.00 1,023.70 1.10 0.22
Cash Management .......................... 1,000.00 1,017.90 3.35 1,000.00 1,021.47 3.36 0.67
Cash Reserve ............................. 1,000.00 1,018.40 2.85 1,000.00 1,021.97 2.86 0.57
Dollar ................................... 1,000.00 1,019.30 1.95 1,000.00 1,022.86 1.96 0.39
Select .................................. 1,000.00 1,016.30 5.00 1,000.00 1,019.84 5.01 1.00
MuniCash
Institutional ............................... $ 1,000.00 $ 1,012.00 $ 1.00 $ 1,000.00 $ 1,023.80 $ 1.00 0.20%
Dollar ................................... 1,000.00 1,010.80 2.24 1,000.00 1,022.56 2.26 0.45
California Money Fund
Institutional ............................... $ 1,000.00 $ 1,009.80 $ 1.00 $ 1,000.00 $ 1,023.80 $ 1.00 0.20%
New York Money Fund
Institutional ............................... $ 1,000.00 $ 1,012.00 $ 1.00 $ 1,000.00 $ 1,023.80 $ 1.00 0.20%
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
Expense Examples
(continued)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Liquid Federal Trust Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2023
Schedule of Investments
(unaudited)
April 30, 2023
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds,
2.25%, 06/07/23 ................ USD 8,695 $ 8,694,928
Federal Farm Credit Bank Discount Notes
(a)
3.46% ,  05/10/23 ................. 24,000 23,972,400
3.55% ,  05/11/23 ................. 125,000 124,842,361
3.89% ,  05/17/23 ................. 92,000 91,811,911
3.92% ,  05/18/23 ................. 112,880 112,632,667
4.06% ,  05/23/23 ................. 100,000 99,717,667
4.08% ,  05/24/23 ................. 125,000 124,627,049
4.12% ,  05/26/23 ................. 31,860 31,754,906
4.50% ,  06/12/23 ................. 63,790 63,440,218
4.52% ,  06/15/23 ................. 100,000 99,403,750
4.83% ,  09/11/23 ................. 12,370 12,141,499
4.82% ,  10/06/23 ................. 48,985 47,989,598
Federal Farm Credit Bank Variable Rate
Notes
(b)
(1-Day SOFR + 0.02%), 4.83% ,  05/16/23 50,670 50,669,950
(1-Day SOFR + 0.03%), 4.84% ,  07/25/23 19,570 19,569,862
(1-Day SOFR + 0.05%), 4.86% ,  08/22/23 32,400 32,400,000
(1-Day SOFR + 0.05%), 4.85% ,  10/16/23 40,940 40,940,000
(1-Day SOFR + 0.02%), 4.83% ,  11/15/23 . 17,210 17,207,158
(1-Day SOFR + 0.06%), 4.87% ,  11/22/23 . 72,970 72,970,000
(1-Day SOFR + 5.50%), 4.87% ,  01/10/24 19,325 19,325,000
(1-Day SOFR + 0.05%), 4.86% ,  05/09/24 22,355 22,355,000
(1-Day SOFR + 0.09%), 4.90% ,  08/26/24 51,440 51,440,000
(1-Day SOFR + 0.17%), 4.98% ,  01/23/25 28,245 28,245,000
Federal Home Loan Bank Bonds
0.13% ,  06/02/23 ................. 47,735 47,617,844
3.45% ,  09/25/23 ................. 34,955 34,952,172
5.45% ,  03/08/24 ................. 14,940 14,931,954
5.34% ,  04/23/24 ................. 78,495 78,495,000
5.35% ,  04/24/24 ................. 22,900 22,900,000
5.34% ,  04/26/24 ................. 15,635 15,635,000
Federal Home Loan Bank Discount Notes
(a)
4.55% ,  05/01/23 ................. 378,000 378,000,000
1.84% ,  05/03/23 ................. 35,775 35,765,948
3.55% ,  05/11/23 ................. 19,400 19,374,780
4.50% ,  06/12/23 ................. 100,000 99,449,333
4.58% ,  06/26/23 ................. 60,000 59,550,133
4.60% ,  06/30/23 ................. 25,000 24,799,583
4.69% ,  07/05/23 ................. 14,000 13,878,667
4.72% ,  07/14/23 ................. 156,750 155,224,417
4.75% ,  07/25/23 ................. 47,010 46,459,461
4.77% ,  08/18/23 ................. 35,500 34,977,618
4.78% ,  08/25/23 ................. 8,310 8,177,456
4.79% ,  08/29/23 ................. 12,725 12,520,552
4.82% ,  09/01/23 ................. 57,945 56,957,086
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
4.82% ,  09/06/23 ................. USD 53,615 $ 52,635,156
4.83% ,  09/15/23 ................. 96,020 94,196,607
4.84% ,  09/22/23 ................. 22,227 21,800,242
4.70% ,  01/16/24 ................. 9,145 8,837,880
4.65% ,  02/06/24 ................. 25,000 24,071,139
4.65% ,  02/09/24 ................. 45,000 43,303,100
4.53% ,  03/08/24 ................. 6,695 6,401,982
Federal Home Loan Bank Variable Rate
Notes
(b)
(1-Day SOFR + 0.02%), 4.83% ,  05/02/23 12,500 12,500,000
(1-Day SOFR + 0.04%), 4.85% ,  05/02/23 59,400 59,400,030
(1-Day SOFR + 0.04%), 4.85% ,  05/03/23 148,480 148,480,028
(1-Day SOFR + 0.07%), 4.88% ,  05/08/23 71,485 71,485,671
(1-Day SOFR + 0.03%), 4.84% ,  05/11/23 . 47,170 47,170,000
(1-Day SOFR + 0.03%), 4.84% ,  05/17/23 80,000 80,000,000
(1-Day SOFR + 0.09%), 4.90% ,  05/23/23 32,790 32,790,000
(1-Day SOFR + 0.02%), 4.83% ,  05/26/23 50,000 50,000,000
(1-Day SOFR + 0.04%), 4.85% ,  05/26/23 73,425 73,425,000
(1-Day SOFR + 0.09%), 4.90% ,  09/08/23 60,000 60,000,000
(1-Day SOFR + 0.07%), 4.88% ,  11/30/23 . 19,860 19,860,000
(1-Day SOFR + 0.08%), 4.89% ,  01/24/24 25,000 25,000,000
Total U.S. Government Sponsored Agency Obligations — 85.9%
(Cost: $3,287,174,763) ........................... 3,287,174,763
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
3.75%, 05/18/23 ................. 120,000 119,774,750
3.74%, 05/30/23 ................. 122,005 121,582,435
3.96%, 06/01/23 ................. 50,000 49,796,347
4.98%, 08/08/23 ................. 100,000 98,693,750
4.99%, 08/29/23 ................. 79,000 77,700,834
U.S. Treasury Notes
(b)
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 5.12%, 01/31/24 ..... 26,895 26,894,957
(US Treasury 3 Month Bill Money Market
Yield + 0.04%), 5.17%, 07/31/24 .... 20,000 19,987,976
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 5.27%, 10/31/24 .... 64,990 64,987,623
Total U.S. Treasury Obligations — 15.1%
(Cost: $579,418,672) ............................. 579,418,672
Total Investments — 101.0%
(Cost: $3,866,593,435 ) ........................... 3,866,593,435
Liabilities in Excess of Other Assets — (1.0)% ............ (37,307,576)
Net Assets — 100.0% ..............................
$ 3,829,285,859
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

BlackRock Liquid Federal Trust Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
U.S. Government Sponsored Agency Obligations ................... $ — $ 3,287,174,763 $ — $ 3,287,174,763
U.S. Treasury Obligations ................................... — 579,418,672 — 579,418,672
$ — $ 3,866,593,435 $ — $ 3,866,593,435

2023
BlackRock Semi-Annual Report to Shareholders
FedFund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2023
Schedule of Investments
(unaudited)
April 30, 2023
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds,
2.25%, 06/07/23 ................ USD 255,440 $ 255,437,881
Federal Farm Credit Bank Discount Notes
(a)
4.08% ,  05/24/23 ................. 93,750 93,470,286
4.83% ,  10/16/23 ................. 91,205 89,225,852
4.81% ,  11/13/23 ................. 91,205 88,895,993
Federal Farm Credit Bank Variable Rate
Notes
(b)
(1-Day SOFR + 0.02%), 4.83% ,  05/16/23 197,000 196,999,803
(1-Day SOFR + 0.04%), 4.84% ,  07/12/23 135,720 135,718,643
(1-Day SOFR + 0.03%), 4.84% ,  07/25/23 508,055 508,051,409
(1-Day SOFR + 5.50%), 4.87% ,  01/10/24 190,355 190,355,000
(1-Day SOFR + 0.14%), 4.95% ,  11/07/24 . 25,000 25,000,000
Federal Home Loan Bank Bonds
5.45% ,  03/08/24 ................. 402,755 402,538,108
5.40% ,  03/27/24 ................. 1,140,970 1,140,970,000
5.34% ,  04/23/24 ................. 2,363,730 2,363,730,000
5.35% ,  04/24/24 ................. 710,200 710,200,000
5.34% ,  04/26/24 ................. 473,225 473,225,000
Federal Home Loan Bank Discount Notes
(a)
4.55% ,  05/01/23 ................. 230,000 230,000,000
4.47% ,  06/08/23 ................. 143,700 142,968,886
4.69% ,  07/05/23 ................. 400 396,606
4.72% ,  07/14/23 ................. 204,815 202,768,898
4.75% ,  07/25/23 ................. 1,234,055 1,219,602,845
4.75% ,  08/04/23 ................. 256,210 253,022,819
4.78% ,  08/25/23 ................. 141,690 139,430,045
4.79% ,  08/29/23 ................. 396,955 390,577,256
4.83% ,  09/15/23 ................. 2,056,750 2,017,692,889
4.81% ,  11/08/23 ................. 250,000 243,739,444
4.70% ,  01/16/24 ................. 240,855 232,766,286
4.65% ,  02/02/24 ................. 419,870 404,750,481
4.65% ,  02/09/24 ................. 100,000 96,229,111
4.53% ,  03/08/24 ................. 185,305 177,194,818
Federal Home Loan Bank Variable Rate
Notes
(b)
(1-Day SOFR + 0.02%), 4.83% ,  05/02/23 299,980 299,980,000
(1-Day SOFR + 0.09%), 4.90% ,  05/23/23 851,025 851,025,000
(1-Day SOFR + 0.05%), 4.86% ,  06/02/23 100,000 100,000,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-Day SOFR + 0.06%), 4.87% ,  07/03/23 USD 360,415 $ 360,415,000
(1-Day SOFR + 0.05%), 4.86% ,  07/18/23 750,000 750,000,000
(1-Day SOFR + 0.09%), 4.90% ,  09/08/23 862,050 862,050,000
(1-Day SOFR + 0.07%), 4.88% ,  09/25/23 355,695 355,695,000
(1-Day SOFR + 0.10%), 4.91% ,  10/06/23 508,350 508,350,000
(1-Day SOFR + 0.07%), 4.88% ,  11/27/23 . 215,000 215,000,000
(1-Day SOFR + 0.07%), 4.88% ,  11/30/23 . 615,895 615,895,000
(1-Day SOFR + 0.08%), 4.89% ,  01/24/24 891,965 891,965,000
Total U.S. Government Sponsored Agency Obligations — 13.3%
(Cost: $18,235,333,359) ........................... 18,235,333,359
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
4.54%, 06/15/23 ................. 19,000 18,933,500
4.75%, 04/18/24 ................. 307,765 294,094,335
U.S. Treasury Notes
2.75%, 05/31/23 ................. 75,000 75,035,293
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 5.12%, 01/31/24
(b)
.... 1,323,095 1,323,093,685
(US Treasury 3 Month Bill Money Market
Yield - 0.08%), 5.06%, 04/30/24
(b)
.... 402,705 402,414,045
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 5.27%, 10/31/24
(b)
... 805,730 805,825,742
(US Treasury 3 Month Bill Money Market
Yield + 0.20%), 5.33%, 01/31/25
(b)
... 650,000 650,245,899
(US Treasury 3 Month Bill Money Market
Yield + 0.17%), 5.30%, 04/30/25
(b)
... 3,034,455 3,034,447,962
Total U.S. Treasury Obligations — 4.8%
(Cost: $6,604,090,461) ........................... 6,604,090,461
Total Repurchase Agreements — 79.4%
(Cost: $108,697,921,875) .......................... 108,697,921,875
Total Investments — 97.5%
(Cost: $133,537,345,695 ) .......................... 133,537,345,695
Other Assets Less Liabilities — 2.5% ................... 3,395,724,909
Net Assets — 100.0% ..............................
$ 136,933,070,604
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

FedFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4.80% 04/28/23 05/01/23 $ 5,000 $ 5,000 $ 5,002,000
U.S. Treasury
Obligation, 0.13%, due
07/15/31 ......... $ 4,961,800 $ 5,100,047
4.80
(a)
04/28/23 05/01/23 50,000 50,000 50,020,000
U.S. Treasury
Obligations, 0.00%, due
02/15/27 to 08/15/38 76,165,208 51,000,000
4.80 04/28/23 05/01/23 100,000 100,000 100,040,000
U.S. Treasury
Obligations, 2.88% to
4.75%, due 02/15/37 to
11/15/48 ......... 107,910,200 102,000,064
4.82 04/28/23 05/01/23 2,000 2,000 2,000,803
U.S. Treasury
Obligation, 2.25%, due
11/15/25 ......... 2,101,000 2,040,015
$ – $ –
$ 157,000 $ 160,140,126
$ – $ –
Bank of Montreal .... 4.78 04/28/23 05/01/23 25,000 25,000 25,009,958
U.S. Treasury
Obligation, 0.00%, due
10/12/23 ......... 26,089,100 25,500,008
4.80 04/28/23 05/01/23 325,000 325,000 325,130,000
U.S. Government
Sponsored Agency
Obligations, 4.50% to
5.50%, due 08/01/52 to
04/01/53 ......... 341,841,913 334,750,001
4.87 04/27/23 05/04/23 12,000 12,000 12,011,363
U.S. Government
Sponsored Agency
Obligations, 3.00% to
4.00%, due 07/20/47 to
05/20/50 ......... 13,667,944 12,240,001
4.91 03/23/23 05/10/23 75,000 75,000 75,491,000
U.S. Government
Sponsored Agency
Obligations, 2.50% to
6.50%, due 02/20/47 to
02/20/63 ......... 89,488,894 76,500,001
$ – $ –
$ 437,000 $ 448,990,011
$ – $ –
Bank of Nova Scotia
(The) .......... 4.76 04/28/23 05/01/23 293,000 293,000 293,116,223
U.S. Treasury
Obligations, 0.13% to
4.38%, due 01/15/26 to
11/15/52 ......... 327,160,822 298,978,548
$ – $ –
Barclays Bank plc ... 4.80 04/28/23 05/01/23 950,000 950,000 950,380,000
U.S. Government
Sponsored Agency
Obligations, 0.00% to
5.59%, due 07/25/25 to
12/25/54 ......... 10,661,794,233 998,583,546
4.80 04/28/23 05/01/23 1,750,000 1,750,000 1,750,700,000
U.S. Treasury
Obligations, 0.63% to
3.63%, due 10/15/24 to
02/15/51 ......... 2,154,931,000 1,785,000,068
4.80 04/28/23 05/01/23 5,000 5,000 5,002,000
U.S. Treasury
Obligation, 4.63%, due
02/15/40 ......... 4,478,700 5,100,003
4.89
(b)
04/28/23 05/08/23 200,000 200,000 200,271,667
U.S. Government
Sponsored Agency
Obligations, 4.19% to
15.36%, due 02/25/25
to 04/01/53 ....... 353,005,869 206,876,044
$ – $ –
$ 2,905,000 $ 2,995,559,661
$ – $ –
Barclays Capital, Inc. . 4.75 04/28/23 05/01/23 130,000 130,000 130,051,458
U.S. Treasury
Obligation, 3.63%, due
02/15/44 ......... 137,206,200 132,600,043

2023
BlackRock Semi-Annual Report to Shareholders
FedFund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
4.96%
(b)
04/28/23 06/05/23 $ 799,000 $ 799,000 $ 803,183,209
U.S. Government
Sponsored Agency
Obligations, 0.00% to
19.86%, due 07/25/25
to 03/25/56 ....... $ 2,967,682,314 $ 856,553,540
$ – $ –
$ 929,000 $ 989,153,583
$ – $ –
BMO Capital Markets
Corp. .......... 4.80 04/28/23 05/01/23 30,000 30,000 30,012,000
U.S. Government
Sponsored Agency
Obligations, 0.00% to
5.00%, due 05/15/23 to
08/15/64 ......... 53,668,594 30,817,580
4.87 04/27/23 05/04/23 100,000 100,000 100,094,694
U.S. Government
Sponsored Agency
Obligations, 0.00% to
5.00%, due 02/25/37 to
11/20/72 ......... 1,319,670,145 104,837,487
$ – $ –
$ 130,000 $ 135,655,067
$ – $ –
BNP Paribas SA .... 4.79 04/28/23 05/01/23 665,000 665,000 665,265,446
U.S. Treasury
Obligations, 0.00% to
2.75%, due 06/30/26 to
05/15/47 ......... 788,415,485 678,300,000
4.80 04/28/23 05/01/23 402,000 402,000 402,160,800
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.00%, due
03/01/24 to 10/15/62 1,407,201,898 418,206,564
4.88
(b)
04/28/23 05/08/23 400,000 400,000 400,542,222
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 10.50%, due
07/15/25 to 01/20/71 9,975,810,578 418,656,630
5.00
(b)
04/28/23 06/05/23 300,000 300,000 301,583,333
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.00%, due
02/29/24 to 11/25/59 . 12,267,522,715 314,059,534
$ – $ –
$ 1,767,000 $ 1,829,222,728
$ – $ –
Citibank NA ........ 4.79 04/28/23 05/01/23 150,000 150,000 150,059,875
U.S. Treasury
Obligations, 0.13% to
7.63%, due 11/30/24 to
08/15/51 ......... 148,262,310 153,000,567
$ – $ –
Citigroup Global Markets,
Inc. ........... 4.79 04/28/23 05/01/23 335,000 335,000 335,133,721
U.S. Treasury
Obligations, 1.38% to
3.75%, due 04/15/26 to
08/15/32 ......... 349,710,500 341,700,029
4.79
(a)
04/28/23 05/01/23 160,000 160,000 160,063,867
U.S. Treasury
Obligations, 1.00% to
2.13%, due 02/29/24 to
07/31/28 ......... 170,420,761 163,200,006
4.81 04/28/23 05/01/23 5,000 5,000 5,002,004
U.S. Treasury
Obligation, 0.50%, due
03/31/25 ......... 5,462,700 5,100,056
4.81 04/28/23 05/01/23 1,750,000 1,750,000 1,750,701,458
U.S. Treasury
Obligations, 0.13% to
1.13%, due 07/15/25 to
01/15/33 ......... 1,632,920,000 1,785,000,100

FedFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
4.81% 04/27/23 05/04/23 $ 500,000 $ 500,000 $ 500,467,639
U.S. Treasury
Obligations, 2.00% to
4.00%, due 02/15/25 to
02/29/28 ......... $ 516,029,400 $ 510,000,063
4.89
(b)
04/28/23 05/01/23 500,000 500,000 500,203,750
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.50%, due 07/16/28 to
03/20/73 ......... 20,047,214,671 553,562,051
$ – $ –
$ 3,250,000 $ 3,358,562,305
$ – $ –
Credit Agricole Corporate
& Investment Bank SA 4.78
(a)
04/28/23 05/01/23 600,000 600,000 600,239,000
U.S. Treasury
Obligations, 0.13% to
4.00%, due 01/15/25 to
02/15/53 ......... 643,958,175 612,000,008
4.78 04/28/23 05/01/23 185,000 185,000 185,073,692
U.S. Treasury
Obligations, 1.63% to
2.88%, due 04/30/25 to
05/15/26 ......... 196,123,400 188,700,059
$ – $ –
$ 785,000 $ 800,700,067
$ – $ –
Deutsche Bank AG ... 4.79 04/28/23 05/01/23 50,000 50,000 50,019,958
U.S. Treasury
Obligations, 0.00% to
6.13%, due 08/31/23 to
11/15/51
(c)
........ 49,645,300 49,985,449
$ – $ –
Federal Reserve Bank of
New York ....... 4.80 04/28/23 05/01/23 62,400,000 62,400,000 62,424,960,000
U.S. Treasury
Obligations, 0.13% to
4.63%, due 08/15/23 to
05/15/40 ......... 56,088,387,866 62,424,960,063
$ – $ –
Fixed Income Clearing
Corporation ..... 4.80 04/28/23 05/01/23 500,000 500,000 500,200,000
U.S. Treasury
Obligations, 4.80%, due
05/01/23 ......... 518,302,100 510,000,024
4.80 04/28/23 05/01/23 4,000,000 4,000,000 4,001,600,000
U.S. Treasury
Obligations, 0.25% to
5.00%, due 05/15/24 to
08/15/50 ......... 4,425,352,600 4,080,000,043
4.80 04/28/23 05/01/23 3,000,000 3,000,000 3,001,200,000
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.38% to 8.00%, due
03/31/25 to 01/01/60 5,727,896,612 3,089,924,052
4.80 04/28/23 05/01/23 500,000 500,000 500,200,000
U.S. Treasury
Obligation, 2.88%, due
05/15/32 ......... 529,862,000 510,000,050
4.82 04/28/23 05/01/23 441,000 441,000 441,177,135
U.S. Treasury
Obligation, 4.25%, due
11/15/40 ......... 414,000,000 449,996,415
4.82 04/28/23 05/01/23 5,000,000 5,000,000 5,002,008,333
U.S. Treasury
Obligations, 0.00% to
7.63%, due 05/15/23 to
02/15/53 ......... 5,558,438,670 5,100,000,001
4.82 04/28/23 05/01/23 5,000,000 5,000,000 5,002,008,333
U.S. Treasury
Obligations, 0.00% to
6.63%, due 05/31/23 to
02/15/50 ......... 5,259,186,700 5,100,000,008
4.82 04/28/23 05/01/23 604,500 604,500 604,742,808
U.S. Treasury
Obligation, 0.38%, due
07/15/23 ......... 477,000,000 616,832,087
4.82 04/28/23 05/01/23 454,500 454,500 454,682,558
U.S. Treasury
Obligation, 1.63%, due
10/15/27 ......... 450,000,000 463,772,557
$ – $ –
$ 19,500,000 $ 19,920,525,237
$ – $ –

2023
BlackRock Semi-Annual Report to Shareholders
FedFund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Goldman Sachs & Co.
LLC ........... 4.78% 04/28/23 05/01/23 $ 30,000 $ 30,000 $ 30,011,950
U.S. Treasury
Obligations, 0.88% to
1.25%, due 06/30/26 to
06/30/28 ......... $ 33,457,000 $ 30,600,047
4.80 04/28/23 05/01/23 710,000 710,000 710,284,000
U.S. Government
Sponsored Agency
Obligations, 2.00% to
6.50%, due 01/15/26 to
07/15/64 ......... 823,129,291 724,200,000
4.87
(b)
04/28/23 06/05/23 1,114,500 1,114,500 1,120,229,149
U.S. Government
Sponsored Agency
Obligations, 0.00% to
9.86%, due 08/25/23 to
05/16/61 ......... 5,344,855,637 1,170,225,000
$ – $ –
$ 1,854,500 $ 1,925,025,047
$ – $ –
HSBC Securities USA,
Inc. ........... 4.80
(d)
04/28/23 05/01/23 286,000 286,000 286,114,400
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 4.50%, due
05/04/23 to 09/15/57 635,343,668 292,351,514
4.80 04/28/23 05/01/23 96,000 96,000 96,038,400
U.S. Treasury
Obligation, 0.00%, due
06/06/23 ......... 98,388,400 97,920,071
4.81
(b)
04/28/23 05/08/23 350,000 350,000 350,467,639
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.50%, due
03/15/24 to 11/15/57 . 619,701,971 357,921,954
$ – $ –
$ 732,000 $ 748,193,539
$ – $ –
ING Financial Markets
LLC ........... 4.80 04/28/23 05/01/23 100,000 100,000 100,040,000
U.S. Government
Sponsored Agency
Obligations, 1.50% to
6.00%, due 02/01/34 to
01/01/57 ......... 272,563,469 102,993,483
4.80 04/28/23 05/01/23 25,000 25,000 25,010,000
U.S. Treasury
Obligations, 0.13% to
4.25%, due 10/15/25 to
11/15/51 ......... 42,126,600 25,500,010
$ – $ –
$ 125,000 $ 128,493,493
$ – $ –
JP Morgan Securities
LLC ........... 4.79 04/28/23 05/01/23 46,000 46,000 46,018,362
U.S. Treasury
Obligations, 0.00% to
4.25%, due 06/13/23 to
11/15/51 ......... 46,315,000 46,920,019
4.80 04/28/23 05/01/23 444,000 444,000 444,177,600
U.S. Government
Sponsored Agency
Obligations, 2.50% to
6.00%, due 09/20/28 to
05/15/63 ......... 516,323,940 452,880,001
4.82
(b)
04/28/23 05/08/23 1,500,000 1,500,000 1,502,008,333
U.S. Treasury
Obligations, 1.13% to
6.75%, due 08/15/26 to
02/15/51 ......... 1,935,022,200 1,530,000,016
4.84
(b)
04/28/23 05/08/23 126,500 126,500 126,670,072
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.32%, due 04/25/25 to
07/16/64 ......... 1,337,478,289 132,825,001

FedFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
4.84%
(b)
04/28/23 05/08/23 $ 1,000,000 $ 1,000,000 $ 1,001,344,444
U.S. Government
Sponsored Agency
Obligations, 2.50% to
7.50%, due 11/20/33 to
04/20/63 ......... $ 1,592,239,690 $ 1,020,000,001
$ – $ –
$ 3,116,500 $ 3,182,625,038
$ – $ –
Mizuho Securities USA
LLC ........... 4.80 04/28/23 05/01/23 50,500 50,500 50,520,200
U.S. Treasury
Obligation, 3.50%, due
02/15/33 ......... 51,281,300 51,510,083
4.95
(b)
04/28/23 06/05/23 1,000,000 1,000,000 1,005,225,000
U.S. Government
Sponsored Agency
Obligations, 0.00% to
10.88%, due 03/25/25
to 03/16/63 ....... 4,942,364,200 1,050,000,000
$ – $ –
$ 1,050,500 $ 1,101,510,083
$ – $ –
Morgan Stanley & Co.
LLC ........... 4.80 04/28/23 05/01/23 1,894,000 1,894,000 1,894,757,600
U.S. Government
Sponsored Agency
Obligations, 1.47% to
6.50%, due 12/01/23 to
01/01/59 ......... 2,267,695,306 1,950,820,000
$ – $ –
MUFG Securities
Americas, Inc. .... 4.79 04/28/23 05/01/23 75,000 75,000 75,029,938
U.S. Treasury
Obligations, 0.00% to
3.13%, due 03/21/24 to
08/15/52 ......... 90,816,200 76,500,001
4.80 04/28/23 05/01/23 510,000 510,000 510,204,000
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.50%, due 01/15/24 to
07/25/56 ......... 8,035,062,338 531,254,709
$ – $ –
$ 585,000 $ 607,754,710
$ – $ –
Natixis SA ......... 4.78 04/28/23 05/01/23 80,000 80,000 80,031,867
U.S. Treasury
Obligations, 0.13% to
4.50%, due 02/28/26 to
02/15/53 ......... 92,575,200 81,600,011
4.80 04/28/23 05/01/23 800,000 800,000 800,320,000
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 5.50%, due
07/31/23 to 08/01/56 899,711,375 816,697,594
$ – $ –
$ 880,000 $ 898,297,605
$ – $ –
Nomura Securities
International, Inc. .. 4.80 04/28/23 05/01/23 195,000 195,000 195,078,000
U.S. Government
Sponsored Agency
Obligations, 1.50% to
9.00%, due 08/01/23 to
04/01/53 ......... 329,901,233 200,850,000
$ – $ –
Prudential Insurance Co.
of America ...... 4.81 04/28/23 05/01/23 39,063 39,063 39,078,158
U.S. Treasury
Obligation, 0.00%, due
08/15/29 ......... 50,000,000 39,859,658
4.81 04/28/23 05/01/23 159,981 159,981 160,044,751
U.S. Treasury
Obligation, 0.00%, due
08/15/43 ......... 358,500,000 163,242,571
4.81 04/28/23 05/01/23 21,656 21,656 21,664,931
U.S. Treasury
Obligation, 0.00%, due
08/15/35 ......... 35,000,000 22,097,881
4.81 04/28/23 05/01/23 19,338 19,338 19,345,251
U.S. Treasury
Obligation, 0.00%, due
08/15/37 ......... 34,000,000 19,732,171

2023
BlackRock Semi-Annual Report to Shareholders
FedFund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
4.81% 04/28/23 05/01/23 $ 5,325 $ 5,325 $ 5,327,134
U.S. Treasury
Obligation, 0.00%, due
02/15/39 ......... $ 10,000,000 $ 5,433,634
4.81 04/28/23 05/01/23 37,500 37,500 37,515,031
U.S. Treasury
Obligation, 0.00%, due
05/15/35 ......... 60,000,000 38,265,031
4.81 04/28/23 05/01/23 22,425 22,425 22,433,989
U.S. Treasury
Obligation, 0.00%, due
11/15/30 ......... 30,000,000 22,882,489
4.81 04/28/23 05/01/23 51,525 51,525 51,545,653
U.S. Treasury
Obligation, 3.00%, due
05/15/45 ......... 60,000,000 52,576,453
4.81 04/28/23 05/01/23 23,713 23,713 23,722,005
U.S. Treasury
Obligation, 0.00%, due
05/15/33 ......... 35,000,000 24,196,255
4.81 04/28/23 05/01/23 118,788 118,788 118,835,114
U.S. Treasury
Obligation, 0.00%, due
05/15/39 ......... 215,000,000 121,210,864
4.81 04/28/23 05/01/23 42,750 42,750 42,767,136
U.S. Treasury
Obligation, 3.00%, due
08/15/52 ......... 50,000,000 43,622,136
4.81 04/28/23 05/01/23 26,750 26,747 26,760,722
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... 50,000,000 27,295,722
4.81 04/28/23 05/01/23 19,263 19,263 19,270,221
U.S. Treasury
Obligation, 2.75%, due
11/15/42 ......... 23,000,000 19,655,471
4.81 04/28/23 05/01/23 38,250 38,250 38,265,332
U.S. Treasury
Obligation, 0.00%, due
11/15/34 ......... 60,000,000 39,030,332
4.81 04/28/23 05/01/23 55,778 55,778 55,799,858
U.S. Treasury
Obligation, 2.88%, due
08/15/45 ......... 67,000,000 56,915,407
4.81 04/28/23 05/01/23 53,320 53,320 53,341,372
U.S. Treasury
Obligation, 0.00%, due
11/15/26 ......... 62,000,000 54,407,772
$ – $ –
$ 735,422 $ 750,423,847
$ – $ –
Royal Bank of Canada 4.78 04/28/23 05/01/23 192,000 192,000 192,076,480
U.S. Treasury
Obligations, 0.63% to
6.50%, due 05/31/26 to
05/15/30 ......... 206,125,600 195,840,084
4.80 04/28/23 05/01/23 2,300,000 2,300,000 2,300,920,000
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 9.00%, due
05/04/23 to 06/20/69 30,602,355,763 2,363,210,439
$ – $ –
$ 2,492,000 $ 2,559,050,523
$ – $ –
Societe Generale SA . 4.78 04/28/23 05/01/23 450,000 450,000 450,179,250
U.S. Treasury
Obligations, 4.13%, due
01/31/25 to 09/30/27 454,245,900 459,000,005
$ – $ –
TD Securities USA LLC 4.79 04/28/23 05/01/23 80,000 80,000 80,031,933
U.S. Treasury
Obligations, 1.38% to
4.25%, due 10/15/25 to
10/31/28 ......... 82,315,000 81,600,081
4.80 04/28/23 05/01/23 5,000 5,000 5,002,000
U.S. Government
Sponsored Agency
Obligation, 3.00%, due
08/20/51 ......... 6,940,414 5,100,000

FedFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
4.80% 04/28/23 05/01/23 $ 50,000 $ 50,000 $ 50,020,000
U.S. Government
Sponsored Agency
Obligations, 5.00%, due
08/20/52 to 09/20/52 $ 52,226,567 $ 51,000,000
$ – $ –
$ 135,000 $ 137,700,081
$ – $ –
Wells Fargo Securities
LLC ........... 4.79
(a)
04/28/23 05/01/23 500,000 500,000 500,199,583
U.S. Treasury
Obligations, 0.25% to
4.63%, due 05/31/23 to
02/15/31 ......... 585,609,432 510,000,013
4.79 04/28/23 05/01/23 100,000 100,000 100,039,917
U.S. Treasury
Obligations, 0.88% to
1.88%, due 01/15/29 to
02/15/41 ......... 128,768,600 102,000,061
4.81 04/28/23 05/01/23 1,100,000 1,100,000 1,100,440,917
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.00%, due 09/01/25 to
09/01/57 ......... 1,312,175,688 1,133,000,000
$ – $ –
$ 1,700,000 $ 1,745,000,074
$ – $ –
$ 108,697,922 $ 109,960,177,457
$ – $ –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Includes $994,657 of cash collateral received.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 108,697,921,875 $ — $ 108,697,921,875
U.S. Government Sponsored Agency Obligations ................... — 18,235,333,359 — 18,235,333,359
U.S. Treasury Obligations ................................... — 6,604,090,461 — 6,604,090,461
$ — $ 133,537,345,695 $ — $ 133,537,345,695

2023
BlackRock Semi-Annual Report to Shareholders
TempCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2023
Schedule of Investments
(unaudited)
April 30, 2023
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 2.3%
Bank of America Corp., 4.90%, 05/04/23 ... USD 95,000 $ 95,000,011
Bank of America NA
5.25%, 01/31/24 ................. 50,000 49,922,074
5.44%, 02/06/24 ................. 28,961 28,938,949
Citibank NA
3.82%, 07/03/23 ................. 12,000 11,967,438
4.16%, 08/25/23 ................. 12,000 11,942,024
(1-Day SOFR + 0.62%), 5.42%, 09/21/23
(a)
20,000 20,020,596
Wells Fargo Bank NA, (1-Day SOFR + 0.50%),
5.31%, 01/22/24
(a)
................ 63,250 63,250,662
281,041,754
Euro — 0.7%
Rabobank International, London,
5.01%, 06/01/23
(b)
................ 90,000 89,595,891
Yankee — 16.7%
(c)
Bank of Montreal, Chicago
4.84%, 05/03/23 ................. 30,000 29,999,916
(1-Day SOFR + 0.50%), 5.31%, 05/05/23
(a)
14,000 14,000,958
(1-Day SOFR + 0.65%), 5.46%, 07/03/23
(a)
12,000 12,009,252
Bank of Nova Scotia (The), Houston
(a)
(1-Day SOFR + 0.50%), 5.31%, 05/05/23 26,750 26,752,052
(1-Day SOFR + 0.51%), 5.32%, 07/10/23 40,000 40,023,503
(1-Day SOFR + 0.49%), 5.30%, 01/26/24 28,000 27,996,792
BNP Paribas SA, New York
4.12%, 09/06/23 ................. 11,000 10,945,744
5.25%, 01/31/24 ................. 50,000 49,934,343
(1-Day SOFR + 0.63%), 5.44%, 02/05/24
(a)
32,550 32,585,613
Canadian Imperial Bank of Commerce, New
York
(1-Day SOFR + 0.65%), 5.46%, 07/03/23
(a)
25,000 25,025,985
(1-Day SOFR + 0.75%), 5.56%, 07/21/23
(a)
7,800 7,812,765
4.65%, 09/14/23 ................. 25,000 24,926,954
(1-Day SOFR + 0.54%), 5.35%, 01/18/24
(a)
50,000 50,022,520
5.23%, 02/02/24 ................. 25,000 24,955,079
5.60%, 03/04/24 ................. 40,250 40,307,020
Commonwealth Bank of Australia, New York,
(1-Day SOFR + 0.40%), 5.21%, 05/12/23
(a)
50,000 50,005,621
Cooperatieve Rabobank UA, New York
(1-Day SOFR + 0.42%), 5.23%, 06/12/23
(a)
50,000 50,016,570
4.15%, 09/06/23 ................. 13,000 12,935,829
Credit Industriel et Commercial, New York,
(1-Day SOFR + 0.49%), 5.30%, 07/10/23
(a)
45,000 45,023,813
Mitsubishi UFJ Trust & Banking Corp., New
York
(a)
(1-Day SOFR + 0.57%), 5.38%, 06/20/23 45,500 45,524,277
(1-Day SOFR + 0.14%), 4.95%, 07/10/23 120,000 119,973,181
Mizuho Bank Ltd., New York, (1-Day SOFR +
0.40%), 5.20%, 08/17/23
(a)
.......... 63,000 63,010,883
Natixis SA, New York, 5.22%, 10/13/23 .... 43,000 42,947,484
Nordea Bank Abp, New York
(1-Day SOFR + 0.52%), 5.32%, 05/12/23
(a)
45,000 45,006,414
(1-Day SOFR + 0.49%), 5.30%, 05/24/23
(a)
45,000 45,011,676
5.03%, 08/17/23 ................. 44,505 44,470,410
(1-Day SOFR + 0.45%), 5.26%, 01/18/24
(a)
47,000 47,008,577
5.15%, 02/02/24 ................. 34,000 33,912,006
(1-Day SOFR + 0.27%), 5.08%, 02/16/24
(a)
31,650 31,601,389
Royal Bank of Canada, New York
(a)
(1-Day SOFR + 0.65%), 5.46%, 07/03/23 14,000 14,010,794
(1-Day SOFR + 0.80%), 5.61%, 10/19/23 14,000 14,030,483
Skandinaviska Enskilda Banken AB, New York,
(1-Day SOFR + 0.25%), 5.05%, 03/04/24
(a)
20,000 19,956,526
Security
Par (000)
Par (000) Value
Yankee (continued)
Standard Chartered Bank, New York
(1-Day SOFR + 0.55%), 5.36%, 05/04/23
(a)
USD 16,000 $ 16,001,182
5.21%, 10/31/23 ................. 60,500 60,405,865
5.63%, 03/01/24 ................. 35,000 35,041,402
Sumitomo Mitsui Banking Corp., New York
(a)
(1-Day SOFR + 0.60%), 5.41%, 05/03/23 20,000 20,001,281
(1-Day SOFR + 0.31%), 5.12%, 08/11/23 . 92,780 92,781,335
Sumitomo Mitsui Trust Bank Ltd., New York
4.80%, 05/18/23 ................. 90,000 89,993,152
5.00%, 06/16/23 ................. 80,000 79,987,359
(1-Day SOFR + 0.31%), 5.12%, 08/08/23
(a)
60,000 60,000,564
(1-Day SOFR + 0.18%), 4.99%, 08/25/23
(a)
63,000 62,969,262
Svenska Handelsbanken AB, New York
(a)
(1-Day SOFR + 0.55%), 5.35%, 05/19/23 -
04/29/24 .................... 79,000 78,994,209
(1-Day SOFR + 0.66%), 5.46%, 07/03/23 23,000 23,019,528
Toronto-Dominion Bank, New York
(1-Day SOFR + 0.70%), 5.51%, 05/01/23
(a)
30,000 30,001,347
2.80%, 05/08/23 ................. 10,000 9,993,871
5.35%, 06/02/23
(a)
................ 13,000 13,003,798
5.46%, 07/05/23
(a)
................ 16,535 16,549,559
4.12%, 08/28/23 ................. 22,000 21,898,570
4.35%, 09/13/23 ................. 25,000 24,888,216
5.27%, 01/24/24 ................. 60,000 59,903,324
5.30%, 01/29/24
(a)
................ 37,000 36,996,532
Westpac Banking Corp., New York, (1-Day
SOFR + 0.45%), 5.26%, 07/13/23
(a)
.... 61,400 61,429,061
2,035,603,846
Total Certificates of Deposit — 19.7%
(Cost: $2,407,067,102) ........................... 2,406,241,491
Commercial Paper
ABN AMRO Funding USA LLC, 5.07%
,
05/22/23
(b)
..................... 84,000 83,720,896
Antalis SA, 5.36%
,
08/01/23
(b)
.......... 30,750 30,326,987
Atlantic Asset Securitization LLC, 5.22%
,
06/15/23
(b)
..................... 13,000 12,911,323
Bank of Montreal
2.80%, 05/12/23 ................. 15,000 14,987,456
(1-Day SOFR + 0.55%), 5.36%, 06/06/23
(a)
15,000 15,004,715
Bank of Nova Scotia (The)
(a)
(1-Day SOFR + 0.66%), 5.47%, 08/18/23 27,000 27,030,798
(1-Day SOFR + 0.36%), 5.17%, 10/23/23
(d)
85,250 85,250,496
(1-Day SOFR + 0.50%), 5.31%, 11/06/23 16,500 16,508,252
Barclays Bank plc
(b)
4.91%, 05/01/23 ................. 200,000 199,919,250
5.17%, 06/16/23
(d)
................ 21,000 20,855,254
Barton Capital SA, 5.26%
,
06/15/23
(b)
..... 63,000 62,567,568
Bedford Row Funding Corp., 4.89%
,
05/03/23
(b)
19,000 18,987,288
Bennington Stark Capital Co. LLC, 4.91%
,
05/01/23
(b)(d)
.................... 93,000 92,962,514
BNZ International Funding Ltd., (1-Day SOFR +
0.40%), 5.20%
,
10/27/23
(a)(d)
......... 55,100 55,096,400
BPCE SA
(a)
(1-Day SOFR + 0.45%), 5.26%, 05/12/23 50,000 50,003,758
(1-Day SOFR + 0.58%), 5.39%, 06/01/23
(d)
50,000 50,015,322
Chariot Funding LLC
4.93%, 05/09/23
(b)
................ 50,000 49,925,765
(1-Day SOFR + 0.58%), 5.38%, 05/31/23
(a)
30,000 30,011,609
Commonwealth Bank of Australia
(d)
(1-Day SOFR + 0.60%), 5.41%, 07/13/23
(a)
20,500 20,512,604
5.40%, 02/16/24 ................. 40,750 40,781,878
DNB Bank ASA, 5.30%
,
05/26/23
(a)
....... 47,000 47,009,887

TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Fairway Finance Co. LLC, (1-Day SOFR +
0.63%), 5.44%
,
05/16/23
(a)(d)
......... USD 20,000 $ 20,005,198
Federation des Caisses Desjardins du
Quebec
(b)
4.91%, 05/01/23 ................. 43,000 42,982,646
4.95%, 05/08/23 ................. 69,975 69,880,281
4.95%, 05/09/23 ................. 40,755 40,694,268
Gotham Funding Corp., 4.88%
,
05/02/23
(b)
.. 52,000 51,972,215
Hydro-Quebec, 4.84%
,
05/01/23
(b)
....... 55,000 54,978,151
ING US Funding LLC, (1-Day SOFR + 0.60%),
5.40%
,
05/22/23
(a)
................ 45,000 45,014,297
Mackinac Funding Co. LLC, 5.41%
,
08/07/23
(b)
49,000 48,277,446
Macquarie Bank Ltd.
(1-Day SOFR + 0.60%), 5.40%, 06/22/23
(a)
32,000 32,016,120
5.50%, 10/23/23
(b)
................ 40,000 38,955,931
5.50%, 11/06/23
(b)
................ 24,475 23,786,176
5.44%, 02/12/24
(b)
................ 20,000 19,163,028
National Australia Bank Ltd.
(a)
(1-Day SOFR + 0.40%), 5.21%, 05/12/23 79,000 79,004,845
(1-Day SOFR + 0.58%), 5.39%, 06/15/23 40,000 40,016,815
(1-Day SOFR + 0.47%), 5.28%, 07/13/23 51,500 51,526,533
Natixis SA, New York, (1-Day SOFR + 0.67%),
5.48%
,
05/04/23
(a)
................ 30,000 30,002,813
Old Line Funding LLC, 5.29%
,
05/04/23
(a)(d)
. 40,000 40,002,490
PSP Capital, Inc., 5.24%
,
08/17/23
(b)(d)
..... 25,000 24,608,031
Ridgefield Funding Co. LLC, 5.39%
,
08/02/23
(b)
(d)
........................... 69,000 68,035,472
Siemens Capital Co. LLC, 4.87%
,
05/01/23
(b)
30,000 29,988,008
Svenska Handelsbanken AB, (1-Day SOFR +
0.70%), 5.51%
,
07/13/23
(a)
.......... 20,000 20,017,848
Swedbank AB, (1-Day SOFR + 0.27%), 5.08%
,
09/01/23
(a)
..................... 48,000 47,995,034
UBS AG
(a)(d)
(1-Day SOFR + 0.52%), 5.32%, 05/25/23 29,000 29,005,994
(1-Day SOFR + 0.40%), 5.20%, 08/02/23 34,000 33,996,878
(1-Day SOFR + 0.28%), 5.08%, 12/01/23 30,000 29,971,568
Versailles Commercial Paper LLC, 5.13%
,
06/05/23
(b)(d)
.................... 25,750 25,613,309
Westpac Banking Corp.
(1-Day SOFR + 0.40%), 5.21%, 05/12/23
(a)
50,000 50,003,066
(1-Day SOFR + 0.52%), 5.33%, 07/07/23
(a)
40,000 40,023,792
5.34%, 08/30/23
(b)
................ 21,000 20,625,747
(1-Day SOFR + 0.52%), 5.33%, 04/19/24
(a)
35,000 35,000,659
Total Commercial Paper — 18.0%
(Cost: $2,208,186,130) ........................... 2,207,554,679
Corporate Bonds
Consumer Finance — 0.3%
Toyota Motor Credit Corp.
(a)
(1-Day SOFR + 0.75%), 5.55%, 07/25/23 15,410 15,424,992
(1-Day SOFR + 0.38%), 5.18%, 02/22/24 22,655 22,581,002
Total Corporate Bonds — 0.3%
(Cost: $38,065,000) .............................. 38,005,994
Security
Par (000)
Pa r (000) Value
Municipal Bonds
Arizona — 0.0%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2021-XMT0949, COP , VRDN (Royal Bank of
Canada LIQ) , 5.00%, 05/05/23
(d)(e)(f)
..... USD 3,700 $ 3,700,000
California — 0.1%
Tender Option Bond Trust Receipts/
Certificates , Series 2021-XMT0955, RB ,
VRDN (JPMorgan Chase Bank NA LIQ) ,
5.02%, 05/05/23
(d)(e)(f)
.............. 7,000 7,000,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp. , Series
2023-1, RB , VRDN (Royal Bank of Canada
LOC) , 4.88%, 05/05/23
(f)
............ 13,861 13,861,000
New York — 0.2%
(f)
State of New York Mortgage Agency , Series
2021-238, RB , VRDN (Barclays Bank plc
LOC) , 4.88%, 05/05/23 ............. 18,000 18,000,000
Taxable Series 2021-XMT0962, Tender Option
Bond Trust Receipts/Certificates , Series
2021-XMT, RB , VRDN (JPMorgan Chase
Bank NA LIQ) , 3.77%, 05/05/23
(d)(e)
..... 2,255 2,255,000
20,255,000
Other — 0.8%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9043, RB , VRDN
(Mizuho Bank Ltd. LOC) , 4.93%, 05/05/23 36,080 36,080,000
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2021-XF2926T, RB , VRDN (Mizuho Capital
Markets LLC LOC) , 5.07%, 05/05/23 .... 17,178 17,177,914
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2019-TMFT005, RB , VRDN
(Barclays Bank plc LOC) , 5.07%, 05/05/23 8,005 8,005,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2020-11, RB , VRDN
(Barclays Bank plc LOC) , 5.22%, 06/02/23 4,160 4,160,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-BTMFT-002, RB , VRDN
(Barclays Bank plc LOC) , 5.22%, 06/02/23 22,100 22,100,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-BTMFT-008, RB , VRDN
(Barclays Bank plc LOC) , 5.22%, 05/05/23 2,000 2,000,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-BTMFT-010, RB , VRDN
(Barclays Bank plc LOC) , 5.22%, 06/02/23 9,000 9,000,000
Taxable Series 2021-BTMFT-007, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2021-BTMFT-007,
RB , VRDN (Barclays Bank plc LOC) ,
5.22%, 06/02/23 ................. 5,400 5,400,000
103,922,914

2023
BlackRock Semi-Annual Report to Shareholders
TempCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Texas — 0.0%
Taxable Series 2021-XF2, Tender Option
Bond Trust Receipts/Certificates ,
Series 2021-XF2939TX, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
5.07%, 05/05/23
(d)(e)(f)
.............. USD 1,165 $ 1,164,615
Total Municipal Bonds — 1.2%
(Cost: $149,903,529) ............................. 149,903,529
Time Deposits
ABN AMRO Bank NV, 4.81%, 05/01/23 .... 50,000 50,000,000
Credit Agricole Corporate & Investment Bank
SA, 4.80%, 05/01/23 .............. 75,468 75,468,000
Erste Group Bank AG, 4.82%, 05/01/23 .... 154,000 154,000,000
First Abu Dhabi Bank USA NV, 4.82%, 05/01/23 210,000 210,000,000
ING Bank NV, 4.83%, 05/03/23 ......... 400,000 400,000,000
KBC BANK NV, 4.82%, 05/01/23 ........ 10,000 10,000,000
Mizuho Bank Ltd., 4.82%, 05/01/23 ....... 5,000 5,000,000
Royal Bank of Canada, 4.82%, 05/01/23 ... 171,000 171,000,000
Skandinaviska Enskilda Banken AB,
4.81%, 05/01/23 ................. 422,000 422,000,000
Svenska Handelsbanken AB, 4.80%, 05/01/23 5,000 5,000,000
Total Time Deposits — 12.3%
(Cost: $1,502,468,000) ........................... 1,502,468,000
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
United States International Development
Finance Corp. Variable Rate Notes,
(3-mo. Treasury Bill Rate + 0.00%),
5.10%, 05/05/23
(a)
...............
USD 7,500 $ 7,500,000
Total U.S. Government Sponsored Agency Obligations — 0.1%
(Cost: $7,500,000) .............................. 7,500,000
Total Repurchase Agreements — 45.8%
(Cost: $5,602,000,000) ........................... 5,602,000,000
Total Investments — 97.4%
(Cost: $11,915,189,761 )
(g)
.......................... 11,913,673,693
Other Assets Less Liabilities — 2.6% ................... 320,651,136
Net Assets — 100.0% ..............................
$ 12,234,324,829
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Issuer is a U.S. branch of a foreign domiciled bank.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.

TempCash
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4.93%
(a)
04/28/23 05/08/23 $ 20,000 $ 20,000 $ 20,027,389
Corporate/Debt
Obligations, 0.00%, due
07/06/23 to 10/05/23 $ 20,932,028 $ 20,609,876
5.13
(a)
04/28/23 06/05/23 80,000 80,000 80,433,200
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
5.45%, due 04/25/50 to
08/17/61 ......... 943,020,918 85,600,000
$ – $ –
$ 100,000 $ 106,209,876
$ – $ –
Bank of Montreal .... 4.87 04/27/23 05/04/23 5,000 5,000 5,004,735
U.S. Government
Sponsored Agency
Obligation, 3.00%, due
01/20/48 ......... 5,630,834 5,100,000
$ – $ –
Barclays Bank plc ... 4.91
(b)
04/28/23 05/01/23 198,000 198,000 198,081,015
Corporate/Debt
Obligations, 1.45% to
6.33%, due 04/01/24 to
12/31/57 ......... 234,154,000 207,900,323
4.93
(b)
04/28/23 05/01/23 25,000 25,000 25,010,271
Corporate/Debt
Obligations, 7.35% to
7.63%, due 11/01/39 to
03/01/40 ......... 20,660,000 26,754,331
5.03
(b)
04/28/23 05/01/23 10,000 10,000 10,004,192
Corporate/Debt
Obligations, 8.25% to
13.50%, due 02/15/25
to 03/31/27 ....... 12,146,000 11,500,896
5.06
(a)
04/28/23 06/05/23 18,000 18,000 18,096,140
Corporate/Debt
Obligations, 7.50% to
7.63%, due 04/01/34 to
03/01/40 ......... 15,260,000 19,265,119
$ – $ –
$ 251,000 $ 265,420,669
$ – $ –
Barclays Capital, Inc. . 5.04
(a)
04/28/23 06/05/23 95,000 95,000 95,505,400
Corporate/Debt
Obligations, 0.00%, due
06/22/23 to 07/10/23 100,803,029 99,750,001
$ – $ –
BNP Paribas SA .... 4.91
(b)
04/28/23 05/01/23 51,000 51,000 51,020,868
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 1.03% to
14.67%, due 07/21/25
to 10/31/82 ....... 59,762,871 54,517,407
$ – $ –
Citigroup Global Markets,
Inc. ........... 4.79
(c)
04/28/23 05/01/23 90,000 90,000 90,035,925
U.S. Treasury
Obligations, 1.00% to
2.13%, due 02/29/24 to
07/31/28 ......... 95,861,679 91,800,003
4.81 04/28/23 05/01/23 180,000 180,000 180,072,150
U.S. Treasury
Obligations, 1.63% to
4.00%, due 05/15/26 to
02/28/30 ......... 181,557,400 183,600,060
4.88
(b)
04/28/23 05/01/23 19,000 19,000 19,007,727
Corporate/Debt
Obligation, 0.00%, due
05/03/23 ......... 19,966,733 19,950,001
5.12
(a)
04/28/23 07/02/23 5,000 5,000 5,046,222
Corporate/Debt
Obligation, 2.50%, due
02/25/52 ......... 7,390,036 5,350,000
$ – $ –
$ 294,000 $ 300,700,064
$ – $ –

2023
BlackRock Semi-Annual Report to Shareholders
TempCash

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Credit Agricole Corporate
& Investment Bank SA 4.80% 04/28/23 05/01/23 $ 405,000 $ 405,000 $ 405,162,000
U.S. Government
Sponsored Agency
Obligation, 2.00%, due
01/20/51 ......... $ 646,474,915 $ 413,100,000
4.80 04/28/23 05/01/23 100,000 100,000 100,040,000
U.S. Treasury
Obligation, 2.00%, due
02/15/25 ......... 105,680,700 102,000,042
4.94
(a)
04/28/23 05/08/23 37,000 37,000 37,050,772
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 1.51% to
11.75%, due 06/09/23
to 06/01/54 ....... 40,352,160 39,263,956
$ – $ –
$ 542,000 $ 554,363,998
$ – $ –
Federal Reserve Bank of
New York ....... 4.80 04/28/23 05/01/23 1,850,000 1,850,000 1,850,740,000
U.S. Treasury
Obligation, 0.25%, due
05/15/24 ......... 1,937,475,800 1,850,740,039
$ – $ –
JP Morgan Securities
LLC ........... 4.80 04/28/23 05/01/23 1,771,000 1,771,000 1,771,708,400
U.S. Government
Sponsored Agency
Obligations, 2.00% to
6.00%, due 05/20/34 to
03/15/64 ......... 3,259,687,456 1,806,420,001
4.93
(b)
04/28/23 05/01/23 50,000 50,000 50,020,542
Corporate/Debt
Obligations, 0.00% to
4.85%, due 05/04/23 to
11/03/23 ......... 52,155,700 51,754,560
5.01
(b)
04/28/23 05/01/23 25,000 25,000 25,010,437
Corporate/Debt
Obligations, 3.73% to
4.00%, due 05/15/36 to
01/01/53 ......... 26,570,000 26,754,487
5.03
(b)
04/28/23 05/01/23 25,000 25,000 25,010,479
Corporate/Debt
Obligations, 3.65% to
7.04%, due 05/09/24 to
05/15/2115 ....... 27,026,524 26,779,451
5.11
(b)
04/28/23 05/01/23 70,000 70,000 70,029,808
Corporate/Debt
Obligations, 4.75% to
13.50%, due 04/15/25
to 05/01/34 ....... 79,306,000 79,612,099
5.11
(a)
04/28/23 05/08/23 100,000 100,000 100,141,944
Corporate/Debt
Obligations, 2.07% to
8.38%, due 02/01/25 to
04/25/57 ......... 113,670,210 107,019,585
5.29
(a)
04/28/23 07/30/23 65,000 65,000 65,888,279
Corporate/Debt
Obligations, 0.00% to
7.37%, due 08/16/33 to
08/25/58 ......... 234,798,262 69,550,001
5.29
(a)
04/28/23 07/30/23 25,000 25,000 25,341,646
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
8.66%, due 05/18/23 to
04/15/60 ......... 10,295,222,843 26,812,474
5.29
(a)
04/28/23 07/30/23 90,000 90,000 91,229,925
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.29% to
7.52%, due 07/01/29 to
11/25/61 ......... 719,601,875 96,832,101
$ – $ –
$ 2,221,000 $ 2,291,534,759
$ – $ –

TempCash
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Mizuho Securities USA
LLC ........... 5.26%
(a)
04/28/23 06/05/23 $ 50,000 $ 50,000 $ 50,277,611
Corporate/Debt
Obligations, 0.00% to
5.50%, due 09/15/32 to
12/01/52 ......... $ 68,620,000 $ 53,502,365
$ – $ –
Natixis SA ......... 4.96
(a)
04/28/23 05/08/23 9,000 9,000 9,012,400
Corporate/Debt
Obligations, 1.00% to
7.50%, due 10/01/25 to
11/15/95 ......... 9,676,497 9,450,581
5.04
(a)
04/28/23 05/08/23 9,000 9,000 9,012,600
Corporate/Debt
Obligations, 3.25% to
7.50%, due 04/15/24 to
01/15/67 ......... 12,416,762 9,927,098
$ – $ –
$ 18,000 $ 19,377,679
$ – $ –
TD Securities USA LLC 4.89
(b)
04/28/23 05/01/23 26,000 26,000 26,010,595
Corporate/Debt
Obligations, 3.20% to
5.20%, due 11/21/29 to
09/15/42 ......... 29,248,000 27,300,245
$ – $ –
Wells Fargo Securities
LLC ........... 4.81 04/28/23 05/01/23 10,000 10,000 10,004,008
U.S. Government
Sponsored Agency
Obligations, 2.50% to
5.50%, due 03/01/35 to
11/01/52 ......... 21,073,883 10,300,000
5.01 02/06/23 05/04/23 25,000 25,000 25,302,688
Corporate/Debt
Obligations, 0.25% to
8.54%, due 06/17/24 to
05/25/66 ......... 56,667,291 26,750,000
5.06 02/13/23 05/05/23 21,000 21,000 21,239,085
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 2.50% to
6.29%, due 03/15/39 to
01/25/65 ......... 28,973,739 22,470,001
5.21
(a)
04/28/23 07/30/23 43,000 43,000 43,578,744
Corporate/Debt
Obligations, 0.50% to
6.47%, due 03/20/25 to
10/25/66 ......... 80,321,393 46,010,791
$ – $ –
$ 99,000 $ 105,530,792
$ – $ –
$ 5,602,000 $ 5,734,047,894
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Traded in a joint account.

2023
BlackRock Semi-Annual Report to Shareholders
TempCash

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 2,406,241,491 $ — $ 2,406,241,491
Commercial Paper ....................................... — 2,207,554,679 — 2,207,554,679
Corporate Bonds ........................................ — 38,005,994 — 38,005,994
Municipal Bonds ......................................... — 149,903,529 — 149,903,529
Repurchase Agreements ................................... — 5,602,000,000 — 5,602,000,000
Time Deposits .......................................... — 1,502,468,000 — 1,502,468,000
U.S. Government Sponsored Agency Obligations ................... — 7,500,000 — 7,500,000
$ — $ 11,913,673,693 $ — $ 11,913,673,693

TempFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2023
Schedule of Investments
(unaudited)
April 30, 2023
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 3.1%
Bank of America Corp., 4.90%, 05/04/23 ... USD 45,000 $ 45,000,005
Bank of America NA
5.25%, 01/31/24 ................. 30,000 29,953,245
5.44%, 02/06/24 ................. 18,388 18,373,999
Citibank NA
3.82%, 07/03/23 ................. 17,500 17,452,514
4.16%, 08/25/23 ................. 14,500 14,429,945
(1-Day SOFR + 0.62%), 5.42%, 09/21/23
(a)
20,000 20,020,596
Wells Fargo Bank NA, (1-Day SOFR + 0.50%),
5.31%, 01/22/24
(a)
................ 30,000 30,000,314
175,230,618
Euro — 0.7%
Rabobank International, London,
5.01%, 06/01/23
(b)
................ 40,500 40,318,151
Yankee — 21.2%
(c)
Bank of Montreal, Chicago
4.84%, 05/03/23 ................. 15,000 14,999,958
(1-Day SOFR + 0.50%), 5.31%, 05/05/23
(a)
30,000 30,002,054
(1-Day SOFR + 0.65%), 5.46%, 07/03/23
(a)
20,000 20,015,420
Bank of Nova Scotia (The), Houston
(a)
(1-Day SOFR + 0.50%), 5.31%, 05/05/23 65,000 65,004,986
(1-Day SOFR + 0.49%), 5.30%, 01/26/24 14,000 13,998,396
BNP Paribas SA, New York
4.12%, 09/06/23 ................. 13,000 12,935,879
5.25%, 01/31/24 ................. 30,000 29,960,606
(1-Day SOFR + 0.63%), 5.44%, 02/05/24
(a)
25,000 25,027,352
Canadian Imperial Bank of Commerce, New
York
(1-Day SOFR + 0.65%), 5.46%, 07/03/23
(a)
40,000 40,041,576
(1-Day SOFR + 0.75%), 5.56%, 07/21/23
(a)
11,700 11,719,148
(1-Day SOFR + 0.54%), 5.35%, 01/18/24
(a)
25,000 25,011,260
5.60%, 03/04/24 ................. 20,000 20,028,333
Commonwealth Bank of Australia, New York,
(1-Day SOFR + 0.40%), 5.21%, 05/12/23
(a)
18,000 18,002,024
Cooperatieve Rabobank UA, New York
(1-Day SOFR + 0.42%), 5.23%, 06/12/23
(a)
50,000 50,016,570
4.15%, 09/06/23 ................. 14,000 13,930,893
Credit Industriel et Commercial, New York,
(1-Day SOFR + 0.49%), 5.30%, 07/10/23
(a)
30,000 30,015,875
Mitsubishi UFJ Trust & Banking Corp., New
York
(a)
(1-Day SOFR + 0.57%), 5.38%, 06/20/23 45,000 45,024,010
(1-Day SOFR + 0.14%), 4.95%, 07/10/23 50,000 49,988,825
Mizuho Bank Ltd., New York, (1-Day SOFR +
0.40%), 5.20%, 08/17/23
(a)
.......... 30,000 30,005,182
Natixis SA, New York, 5.22%, 10/13/23 .... 31,000 30,962,140
Nordea Bank Abp, New York
(1-Day SOFR + 0.52%), 5.32%, 05/12/23
(a)
30,000 30,004,276
(1-Day SOFR + 0.49%), 5.30%, 05/24/23
(a)
40,500 40,510,509
5.03%, 08/17/23 ................. 32,000 31,975,129
(1-Day SOFR + 0.45%), 5.26%, 01/18/24
(a)
28,000 28,005,110
(1-Day SOFR + 0.27%), 5.08%, 02/16/24
(a)
18,350 18,321,816
Royal Bank of Canada, New York
(a)
(1-Day SOFR + 0.65%), 5.46%, 07/03/23 23,000 23,017,733
(1-Day SOFR + 0.80%), 5.61%, 10/19/23 14,000 14,030,484
Standard Chartered Bank, New York
(1-Day SOFR + 0.55%), 5.36%, 05/04/23
(a)
34,000 34,002,511
5.21%, 10/31/23 ................. 39,000 38,939,318
5.63%, 03/01/24 ................. 20,000 20,023,658
Sumitomo Mitsui Banking Corp., New York
(a)
(1-Day SOFR + 0.60%), 5.41%, 05/03/23 40,000 40,002,562
(1-Day SOFR + 0.31%), 5.12%, 08/11/23 . 20,000 20,000,288
Security
Par (000)
Par (000) Value
Yankee (continued)
Sumitomo Mitsui Trust Bank Ltd., New York
5.00%, 06/16/23 ................. USD 30,000 $ 29,995,260
(1-Day SOFR + 0.31%), 5.12%, 08/08/23
(a)
31,000 31,000,291
Svenska Handelsbanken AB, New York, (1-Day
SOFR + 0.66%), 5.46%, 07/03/23
(a)
.... 36,000 36,030,566
Toronto-Dominion Bank, New York
(1-Day SOFR + 0.70%), 5.51%, 05/01/23
(a)
28,000 28,001,257
2.80%, 05/08/23 ................. 23,000 22,985,903
5.35%, 06/02/23
(a)
................ 25,000 25,007,304
5.46%, 07/05/23
(a)
................ 24,975 24,996,991
4.12%, 08/28/23 ................. 22,000 21,898,570
4.35%, 09/13/23 ................. 25,000 24,888,216
5.27%, 01/24/24 ................. 30,000 29,951,662
Westpac Banking Corp., New York, (1-Day
SOFR + 0.45%), 5.26%, 07/13/23
(a)
.... 25,000 25,011,832
1,215,291,733
Total Certificates of Deposit — 25.0%
(Cost: $1,431,249,035) ........................... 1,430,840,502
Commercial Paper
Bank of Montreal
2.80%, 05/12/23 ................. 30,000 29,974,912
(1-Day SOFR + 0.55%), 5.36%, 06/06/23
(a)
35,000 35,011,002
Bank of Nova Scotia (The)
(a)
(1-Day SOFR + 0.66%), 5.47%, 08/18/23 25,250 25,278,801
(1-Day SOFR + 0.36%), 5.17%, 10/23/23
(d)
39,000 39,000,227
Barclays Bank plc, 4.91%
,
05/01/23
(b)
..... 5,000 4,997,981
Bennington Stark Capital Co. LLC, 4.91%
,
05/01/23
(b)(d)
.................... 45,000 44,981,861
BNZ International Funding Ltd., (1-Day SOFR +
0.40%), 5.20%
,
10/27/23
(a)(d)
......... 15,000 14,999,020
BPCE SA, (1-Day SOFR + 0.45%), 5.26%
,
05/12/23
(a)
..................... 50,000 50,003,758
Chariot Funding LLC, (1-Day SOFR + 0.58%),
5.38%
,
05/31/23
(a)
................ 21,500 21,508,320
Commonwealth Bank of Australia, 5.40%
,
02/16/24
(d)
..................... 21,000 21,016,428
DNB Bank ASA, 5.30%
,
05/26/23
(a)
....... 46,000 46,009,677
Fairway Finance Co. LLC, (1-Day SOFR +
0.63%), 5.44%
,
05/16/23
(a)(d)
......... 15,000 15,003,899
Federation des Caisses Desjardins du Quebec,
4.95%
,
05/09/23
(b)
................ 23,545 23,509,913
ING US Funding LLC, (1-Day SOFR + 0.60%),
5.40%
,
05/22/23
(a)
................ 45,000 45,014,297
Mackinac Funding Co. LLC, 5.41%
,
08/07/23
(b)
15,500 15,271,437
Macquarie Bank Ltd.
(1-Day SOFR + 0.60%), 5.40%, 06/22/23
(a)
33,000 33,016,624
5.50%, 10/23/23
(b)
................ 30,000 29,216,948
5.50%, 11/06/23
(b)
................ 15,235 14,806,226
5.44%, 02/12/24
(b)
................ 15,000 14,372,271
National Australia Bank Ltd.
(a)
(1-Day SOFR + 0.40%), 5.21%, 05/12/23 50,000 50,003,066
(1-Day SOFR + 0.58%), 5.39%, 06/15/23 35,000 35,014,714
(1-Day SOFR + 0.47%), 5.28%, 07/13/23 40,000 40,020,608
Old Line Funding LLC, 5.29%
,
05/04/23
(a)(d)
. 34,000 34,002,116
PSP Capital, Inc., 5.24%
,
08/17/23
(b)(d)
..... 19,000 18,702,104
Ridgefield Funding Co. LLC, 5.39%
,
08/02/23
(b)
(d)
........................... 20,000 19,720,427
Siemens Capital Co. LLC, 4.87%
,
05/01/23
(b)
14,000 13,994,404
Svenska Handelsbanken AB, (1-Day SOFR +
0.70%), 5.51%
,
07/13/23
(a)
.......... 20,000 20,017,848

2023
BlackRock Semi-Annual Report to Shareholders
TempFund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Swedbank AB, (1-Day SOFR + 0.27%), 5.08%
,
09/01/23
(a)
..................... USD 30,000 $ 29,996,897
UBS AG
(a)(d)
(1-Day SOFR + 0.52%), 5.32%, 05/25/23 34,000 34,007,027
(1-Day SOFR + 0.40%), 5.20%, 08/02/23 16,000 15,998,531
Versailles Commercial Paper LLC, 5.13%
,
06/05/23
(b)(d)
.................... 15,000 14,920,374
Westpac Banking Corp.
(1-Day SOFR + 0.40%), 5.21%, 05/12/23
(a)
50,000 50,003,066
(1-Day SOFR + 0.52%), 5.33%, 07/07/23
(a)
28,000 28,016,654
5.34%, 08/30/23
(b)
................ 24,000 23,572,283
(1-Day SOFR + 0.52%), 5.33%, 04/19/24
(a)
13,000 13,000,245
Total Commercial Paper — 16.8%
(Cost: $964,147,430) ............................. 963,983,966
Corporate Bonds
Consumer Finance — 0.6%
Toyota Motor Credit Corp.
(a)
(1-Day SOFR + 0.75%), 5.55%, 07/25/23 20,030 20,049,488
(1-Day SOFR + 0.38%), 5.18%, 02/22/24 13,595 13,550,594
Total Corporate Bonds — 0.6%
(Cost: $33,625,000) .............................. 33,600,082
Municipal Bonds
Arizona — 0.1%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2021-XMT0949, COP , VRDN (Royal Bank of
Canada LIQ) , 5.00%, 05/05/23
(d)(e)(f)
..... 5,215 5,215,000
California — 0.2%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2020-MIZ9042, RB , VRDN (Mizuho Capital
Markets LLC LOC) , 4.93%, 05/05/23 .... 3,155 3,155,000
Tender Option Bond Trust Receipts/
Certificates , Series 2021-XMT0955, RB ,
VRDN (JPMorgan Chase Bank NA LIQ) ,
5.02%, 05/05/23 ................. 10,885 10,885,000
14,040,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp. , Series
2023-1, RB , VRDN (Royal Bank of Canada
LOC) , 4.88%, 05/05/23
(f)
............ 6,139 6,139,000
New York — 0.6%
(f)
State of New York Mortgage Agency , Series
2021-238, RB , VRDN (Barclays Bank plc
LOC) , 4.88%, 05/05/23 ............. 27,000 27,000,000
Taxable Series 2021-XMT0962, Tender Option
Bond Trust Receipts/Certificates , Series
2021-XMT, RB , VRDN (JPMorgan Chase
Bank NA LIQ) , 3.77%, 05/05/23
(d)(e)
..... 4,245 4,245,000
31,245,000
Security
Par (000)
Par (000) Value
Other — 3.1%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9043, RB , VRDN
(Mizuho Bank Ltd. LOC) , 4.93%, 05/05/23 USD 31,095 $ 31,095,000
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2021-XF2926T, RB , VRDN (Mizuho Capital
Markets LLC LOC) , 5.07%, 05/05/23 .... 51,111 51,111,196
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2019-TMFT005, RB , VRDN
(Barclays Bank plc LOC) , 5.07%, 05/05/23 8,920 8,920,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2020-11, RB , VRDN
(Barclays Bank plc LOC) , 5.22%, 06/02/23 7,435 7,435,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2020-XF2908, RB ,
VRDN (Mizuho Capital Markets LLC LOC) ,
5.07%, 05/05/23 ................. 27,490 27,489,810
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-BTMFT-002, RB , VRDN
(Barclays Bank plc LOC) , 5.22%, 06/02/23 26,600 26,600,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-BTMFT-008, RB , VRDN
(Barclays Bank plc LOC) , 5.22%, 05/05/23 4,000 4,000,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-BTMFT-010, RB , VRDN
(Barclays Bank plc LOC) , 5.22%, 06/02/23 11,800 11,800,000
Taxable Series 2021-BTMFT-007, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2021-BTMFT-007,
RB , VRDN (Barclays Bank plc LOC) ,
5.22%, 06/02/23 ................. 9,000 9,000,000
177,451,006
Total Municipal Bonds — 4.1%
(Cost: $234,090,006) ............................. 234,090,006
Time Deposits
Credit Agricole Corporate & Investment Bank
SA, 4.80%, 05/01/23 .............. 21,075 21,075,000
Erste Group Bank AG, 4.82%, 05/01/23 .... 158,000 158,000,000
First Abu Dhabi Bank USA NV, 4.82%, 05/01/23 98,000 98,000,000
ING Bank NV, 4.83%, 05/03/23 ......... 205,000 205,000,000
Mizuho Bank Ltd., 4.82%, 05/01/23 ....... 5,000 5,000,000
Royal Bank of Canada, 4.82%, 05/01/23 ... 157,000 157,000,000
Skandinaviska Enskilda Banken AB,
4.81%, 05/01/23 ................. 259,000 259,000,000
Svenska Handelsbanken AB, 4.80%, 05/01/23 5,000 5,000,000
Total Time Deposits — 15.9%
(Cost: $908,075,000) ............................. 908,075,000

TempFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Agency Obligations — 0.1%
United States International Development
Finance Corp. Variable Rate Notes,
(3-mo. Treasury Bill Rate + 0.00%),
5.10%, 05/05/23
(a)
...............
USD 5,500 $ 5,500,000
Total U.S. Government Sponsored Agency Obligations — 0.1%
(Cost: $5,500,000) .............................. 5,500,000
Total Repurchase Agreements — 31.5%
(Cost: $1,799,000,000) ........................... 1,799,000,000
Total Investments — 94.0%
(Cost: $5,375,686,471 )
(g)
.......................... 5,375,089,556
Other Assets Less Liabilities — 6.0% ................... 340,901,947
Net Assets — 100.0% ..............................
$ 5,715,991,503
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Issuer is a U.S. branch of a foreign domiciled bank.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.

2023
BlackRock Semi-Annual Report to Shareholders
TempFund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4.80%
(a)
04/28/23 05/01/23 $ 150,000 $ 150,000 $ 150,060,000
U.S. Treasury
Obligations, 0.00%, due
02/15/27 to 08/15/38 $ 228,495,620 $ 153,000,000
4.93
(b)
04/28/23 05/08/23 9,000 9,000 9,012,325
Corporate/Debt
Obligation, 0.00%, due
08/08/23 ......... 9,413,251 9,270,000
5.13
(b)
04/28/23 06/05/23 48,000 48,000 48,259,920
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
6.20%, due 09/17/29 to
06/25/60 ......... 2,981,142,352 51,360,000
$ – $ –
$ 207,000 $ 213,630,000
$ – $ –
Bank of Montreal .... 4.87 04/27/23 05/04/23 8,000 8,000 8,007,576
U.S. Government
Sponsored Agency
Obligation, 3.50%, due
07/20/47 ......... 8,953,988 8,160,000
$ – $ –
Barclays Bank plc ... 4.91
(c)
04/28/23 05/01/23 138,000 138,000 138,056,465
Corporate/Debt
Obligations, 2.20% to
6.44%, due 04/01/24 to
11/15/48 ......... 147,548,000 144,900,376
4.93
(c)
04/28/23 05/01/23 25,000 25,000 25,010,271
Corporate/Debt
Obligation, 7.63%, due
03/01/40 ......... 20,515,000 26,750,389
5.03
(c)
04/28/23 05/01/23 22,000 22,000 22,009,222
Corporate/Debt
Obligations, 5.00% to
8.50%, due 10/30/25 to
08/15/29 ......... 28,544,000 25,300,071
5.06
(b)
04/28/23 06/05/23 8,000 8,000 8,042,729
Corporate/Debt
Obligation, 7.50%, due
04/01/34 ......... 6,810,000 8,560,749
$ – $ –
$ 193,000 $ 205,511,585
$ – $ –
Barclays Capital, Inc. . 5.04
(b)
04/28/23 06/05/23 66,000 66,000 66,351,120
Corporate/Debt
Obligation, 0.00%, due
07/10/23 ......... 70,053,850 69,300,001
$ – $ –
BNP Paribas SA .... 4.91
(c)
04/28/23 05/01/23 24,000 24,000 24,009,820
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 4.95% to
10.50%, due 04/25/43
to 12/31/79 ....... 23,254,281 25,200,001
$ – $ –
Citigroup Global Markets,
Inc. ........... 4.79
(a)
04/28/23 05/01/23 90,000 90,000 90,035,925
U.S. Treasury
Obligations, 1.00% to
2.13%, due 02/29/24 to
07/31/28 ......... 95,861,679 91,800,003
4.81 04/28/23 05/01/23 10,000 10,000 10,004,008
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 1.10% to
30.46%, due 04/20/53
to 07/16/53 ....... 95,718,911 10,738,753
4.88
(c)
04/28/23 05/01/23 29,000 29,000 29,011,793
Corporate/Debt
Obligations, 0.00%, due
05/05/23 to 05/15/23 30,484,845 30,450,000

TempFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
5.12%
(b)
04/28/23 07/02/23 $ 5,000 $ 5,000 $ 5,046,222
Corporate/Debt
Obligation, 2.50%, due
02/25/52 ......... $ 7,390,036 $ 5,350,000
$ – $ –
$ 134,000 $ 138,338,756
$ – $ –
Credit Agricole Corporate
& Investment Bank SA 4.78
(a)
04/28/23 05/01/23 50,000 50,000 50,019,917
U.S. Treasury
Obligations, 0.13% to
4.00%, due 01/15/25 to
02/15/53 ......... 53,663,173 50,999,993
4.80 04/28/23 05/01/23 35,000 35,000 35,014,000
U.S. Treasury
Obligation, 2.25%, due
08/15/27 ......... 37,649,400 35,700,070
4.94
(b)
04/28/23 05/08/23 68,000 68,000 68,093,311
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 3.00% to
8.75%, due 09/15/23 to
08/25/64 ......... 71,460,831 71,553,190
$ – $ –
$ 153,000 $ 158,253,253
$ – $ –
Federal Reserve Bank of
New York ....... 4.80 04/28/23 05/01/23 550,000 550,000 550,220,000
U.S. Treasury
Obligation, 0.25%, due
05/15/24 ......... 576,006,400 550,220,089
$ – $ –
JP Morgan Securities
LLC ........... 4.80 04/28/23 05/01/23 1,000 1,000 1,000,400
U.S. Government
Sponsored Agency
Obligation, 2.00%, due
09/20/50 ......... 1,743,669 1,020,001
4.84
(b)
04/28/23 05/08/23 59,000 59,000 59,079,322
U.S. Government
Sponsored Agency
Obligations, 0.00% to
4.50%, due 11/25/28 to
07/16/64 ......... 1,590,080,257 61,950,001
4.93
(c)
04/28/23 05/01/23 25,000 25,000 25,010,271
Corporate/Debt
Obligations, 1.00% to
6.85%, due 11/19/24 to
07/28/2121 ....... 34,580,000 26,449,555
5.01
(c)
04/28/23 05/01/23 13,000 13,000 13,005,428
Corporate/Debt
Obligations, 3.80% to
4.02%, due 12/01/43 to
01/31/52 ......... 15,339,050 13,754,872
5.03
(c)
04/28/23 05/01/23 12,000 12,000 12,005,030
Corporate/Debt
Obligations, 0.00% to
7.55%, due 01/01/24 to
04/20/52 ......... 15,332,000 12,890,033
5.11
(c)
04/28/23 05/01/23 30,000 30,000 30,012,775
Corporate/Debt
Obligations, 5.50% to
11.00%, due 09/15/24
to 08/08/28 ....... 33,164,074 34,500,000
5.11
(b)
04/28/23 05/08/23 50,000 50,000 50,070,972
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 2.18% to
6.89%, due 06/15/27 to
05/15/53 ......... 59,551,869 53,528,070
5.29
(b)
04/28/23 07/30/23 30,000 30,000 30,409,975
Corporate/Debt
Obligations, 2.99% to
6.85%, due 02/22/28 to
01/15/53 ......... 35,497,554 32,100,002

2023
BlackRock Semi-Annual Report to Shareholders
TempFund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
5.29%
(b)
04/28/23 07/30/23 $ 40,000 $ 40,000 $ 40,546,633
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 6.90% to
7.59%, due 07/21/31 to
06/01/39 ......... $ 43,069,149 $ 42,800,002
$ – $ –
$ 260,000 $ 278,992,536
$ – $ –
Mizuho Securities USA
LLC ........... 4.96
(c)
04/28/23 05/01/23 71,000 71,000 71,029,347
Corporate/Debt
Obligations, 4.13% to
5.25%, due 10/01/34 to
10/01/57 ......... 69,545,000 75,971,172
5.26
(b)
04/28/23 06/05/23 8,000 8,000 8,044,418
Corporate/Debt
Obligations, 4.00% to
5.00%, due 02/01/39 to
10/01/52 ......... 7,745,000 8,562,946
$ – $ –
$ 79,000 $ 84,534,118
$ – $ –
Natixis SA ......... 4.96
(b)
04/28/23 05/08/23 16,000 16,000 16,022,044
Corporate/Debt
Obligations, 1.00% to
7.50%, due 11/26/24 to
11/15/95 ......... 18,058,194 16,800,000
5.04
(b)
04/28/23 05/08/23 16,000 16,000 16,022,400
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 2.70% to
7.74%, due 05/09/24 to
01/15/67 ......... 20,012,874 17,329,194
$ – $ –
$ 32,000 $ 34,129,194
$ – $ –
TD Securities USA LLC 4.89
(c)
04/28/23 05/01/23 20,000 20,000 20,008,150
Corporate/Debt
Obligations, 3.50% to
6.15%, due 02/15/24 to
04/01/63 ......... 21,776,000 21,000,181
$ – $ –
Wells Fargo Securities
LLC ........... 4.81 04/28/23 05/01/23 10,000 10,000 10,004,008
U.S. Government
Sponsored Agency
Obligations, 1.50% to
6.00%, due 07/01/35 to
02/01/53 ......... 12,435,286 10,300,000
5.01 02/06/23 05/04/23 30,000 30,000 30,363,225
Corporate/Debt
Obligations, 0.53% to
8.76%, due 03/20/25 to
08/25/62 ......... 65,038,691 32,100,097
5.06 02/13/23 05/05/23 13,000 13,000 13,148,005
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.11% to
6.05%, due 11/15/34 to
11/25/57 ......... 128,546,989 13,910,000
5.21
(b)
04/28/23 07/30/23 20,000 20,000 20,269,183
Corporate/Debt
Obligations, 0.58% to
8.54%, due 03/17/25 to
08/25/62 ......... 23,835,265 21,400,000
$ – $ –
$ 73,000 $ 77,710,097
$ – $ –
$ 1,799,000 $ 1,864,979,811
$ – $ –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

TempFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 1,430,840,502 $ — $ 1,430,840,502
Commercial Paper ....................................... — 963,983,966 — 963,983,966
Corporate Bonds ........................................ — 33,600,082 — 33,600,082
Municipal Bonds ......................................... — 234,090,006 — 234,090,006
Repurchase Agreements ................................... — 1,799,000,000 — 1,799,000,000
Time Deposits .......................................... — 908,075,000 — 908,075,000
U.S. Government Sponsored Agency Obligations ................... — 5,500,000 — 5,500,000
$ — $ 5,375,089,556 $ — $ 5,375,089,556

2023
BlackRock Semi-Annual Report to Shareholders
T-Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2023
Schedule of Investments
(unaudited)
April 30, 2023
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills , 4.75%, 04/18/24
(a)
..... USD 208,520 $ 199,257,715
U.S. Treasury Notes
1.75%, 05/15/23 ................. 188,145 188,118,659
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 5.12%, 01/31/24
(b)
.... 932,665 932,664,061
(US Treasury 3 Month Bill Money Market
Yield - 0.08%), 5.06%, 04/30/24
(b)
.... 267,915 267,721,431
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 5.27%, 10/31/24
(b)
... 567,995 568,064,793
(US Treasury 3 Month Bill Money Market
Yield + 0.20%), 5.33%, 01/31/25
(b)
... 400,000 400,140,514
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield + 0.17%), 5.30%, 04/30/25
(b)
... USD 1,991,175 $ 1,991,170,377
Total U.S. Treasury Obligations — 4.8%
(Cost: $4,547,137,550) ........................... 4,547,137,550
Total Repurchase Agreements — 91.9%
(Cost: $86,971,346,250) ........................... 86,971,346,250
Total Investments — 96.7%
(Cost: $91,518,483,800 ) ........................... 91,518,483,800
Other Assets Less Liabilities — 3.3% ................... 3,078,496,723
Net Assets — 100.0% ..............................
$ 94,596,980,523
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

T-Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4.80% 04/28/23 05/01/23 $ 5,000 $ 5,000 $ 5,002,000
U.S. Treasury
Obligation, 0.13%, due
07/15/31 ......... $ 4,961,800 $ 5,100,047
4.80
(a)
04/28/23 05/01/23 800,000 800,000 800,320,000
U.S. Treasury
Obligations, 0.00%, due
02/15/27 to 08/15/38 1,218,643,307 816,000,000
4.80 04/28/23 05/01/23 5,000 5,000 5,002,000
U.S. Treasury
Obligation, 0.13%, due
07/15/31 ......... 4,961,800 5,100,047
$ – $ –
$ 810,000 $ 826,200,094
$ – $ –
Bank of Montreal .... 4.78 04/28/23 05/01/23 20,000 20,000 20,007,967
U.S. Treasury
Obligation, 0.00%, due
10/12/23 ......... 20,871,300 20,400,026
$ – $ –
Bank of Nova Scotia
(The) .......... 4.76 04/28/23 05/01/23 219,000 219,000 219,086,870
U.S. Treasury
Obligations, 2.38% to
4.13%, due 01/31/25 to
02/15/53 ......... 230,676,400 223,468,618
$ – $ –
Barclays Bank plc ... 4.80 04/28/23 05/01/23 2,500,000 2,500,000 2,501,000,000
U.S. Treasury
Obligations, 0.00% to
4.50%, due 06/08/23 to
02/15/53 ......... 2,734,445,000 2,550,000,034
4.80 04/28/23 05/01/23 25,000 25,000 25,010,000
U.S. Treasury
Obligation, 4.63%, due
02/15/40 ......... 22,393,500 25,500,013
$ – $ –
$ 2,525,000 $ 2,575,500,047
$ – $ –
Barclays Capital, Inc. . 4.75 04/28/23 05/01/23 130,000 130,000 130,051,458
U.S. Treasury
Obligation, 3.63%, due
02/15/44 ......... 137,206,200 132,600,043
$ – $ –
BNP Paribas SA .... 4.79 04/28/23 05/01/23 1,232,000 1,232,000 1,232,491,773
U.S. Treasury
Obligations, 0.00% to
5.27%, due 10/31/24 to
11/15/50 ......... 1,241,419,537 1,256,640,000
4.79 04/28/23 05/01/23 5,000 5,000 5,001,996
U.S. Treasury
Obligations, 0.00% to
0.13%, due 06/22/23 to
04/15/26 ......... 4,652,100 5,100,081
$ – $ –
$ 1,237,000 $ 1,261,740,081
$ – $ –
Citibank NA ........ 4.79 04/28/23 05/01/23 100,000 100,000 100,039,917
U.S. Treasury
Obligations, 0.00% to
6.63%, due 05/30/23 to
08/15/51 ......... 101,510,269 102,000,028
$ – $ –
Citigroup Global Markets,
Inc. ........... 4.79 04/28/23 05/01/23 490,000 490,000 490,195,592
U.S. Treasury
Obligations, 0.75% to
4.00%, due 08/31/24 to
02/29/28 ......... 518,794,200 499,800,076
4.79 04/28/23 05/01/23 5,000 5,000 5,001,996
U.S. Treasury
Obligations, 0.25% to
3.00%, due 02/15/49 to
02/15/50 ......... 6,089,200 5,100,079
4.79
(a)
04/28/23 05/01/23 285,000 285,000 285,113,762
U.S. Treasury
Obligations, 1.00% to
2.13%, due 02/29/24 to
07/31/28 ......... 303,561,981 290,700,011

2023
BlackRock Semi-Annual Report to Shareholders
T-Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
4.81% 04/28/23 05/01/23 $ 1,250,000 $ 1,250,000 $ 1,250,501,042
U.S. Treasury
Obligations, 1.13% to
4.75%, due 02/15/38 to
02/15/48 ......... $ 1,401,176,469 $ 1,275,000,027
$ – $ –
$ 2,030,000 $ 2,070,600,193
$ – $ –
Credit Agricole Corporate
& Investment Bank SA 4.78 04/28/23 05/01/23 5,000 5,000 5,001,992
U.S. Treasury
Obligation, 4.63%, due
03/15/26 ......... 4,965,800 5,100,050
4.78
(a)
04/28/23 05/01/23 1,750,000 1,750,000 1,750,697,083
U.S. Treasury
Obligations, 0.13% to
4.00%, due 01/15/25 to
02/15/53 ......... 1,878,211,352 1,785,000,032
4.78 04/28/23 05/01/23 565,000 565,000 565,225,058
U.S. Treasury
Obligations, 0.38% to
2.75%, due 11/15/23 to
12/31/26 ......... 615,625,100 576,300,004
$ – $ –
$ 2,320,000 $ 2,366,400,086
$ – $ –
Deutsche Bank AG ... 4.79 04/28/23 05/01/23 125,000 125,000 125,049,896
U.S. Treasury
Obligations, 1.38% to
4.13%, due 10/31/27 to
02/15/53 ......... 174,525,000 127,500,091
$ – $ –
Federal Reserve Bank of
New York ....... 4.80 04/28/23 05/01/23 59,750,000 59,750,000 59,773,900,000
U.S. Treasury
Obligations, 0.38% to
4.50%, due 11/30/23 to
11/30/29 ......... 61,720,327,700 59,773,900,061
$ – $ –
Fixed Income Clearing
Corporation ..... 4.80 04/28/23 05/01/23 500,000 500,000 500,200,000
U.S. Treasury
Obligation, 2.88%, due
05/15/32 ......... 529,862,000 510,000,050
4.80 04/28/23 05/01/23 500,000 500,000 500,200,000
U.S. Treasury
Obligations, 4.80%, due
05/01/23 ......... 512,656,800 510,000,009
4.80 04/28/23 05/01/23 3,000,000 3,000,000 3,001,200,000
U.S. Treasury
Obligations, 0.00% to
4.38%, due 07/06/23 to
05/15/49 ......... 3,239,883,400 3,060,000,054
4.82 04/28/23 05/01/23 302,500 302,500 302,621,504
U.S. Treasury
Obligation, 0.38%, due
07/15/25 ......... 250,000,000 308,671,504
4.82 04/28/23 05/01/23 284,000 284,000 284,114,073
U.S. Treasury
Obligation, 0.13%, due
01/15/32 ......... 294,000,000 289,795,213
4.82 04/28/23 05/01/23 261,000 261,000 261,104,835
U.S. Treasury
Obligation, 1.13%, due
05/15/40 ......... 400,000,000 266,324,835
4.82 04/28/23 05/01/23 309,375 309,375 309,499,266
U.S. Treasury
Obligation, 0.13%, due
10/15/26 ......... 300,000,000 315,688,266
4.82 04/28/23 05/01/23 343,125 343,125 343,262,822
U.S. Treasury
Obligation, 0.50%, due
04/15/24 ......... 300,000,000 350,123,822
4.82 04/28/23 05/01/23 3,000,000 3,000,000 3,001,205,000
U.S. Treasury
Obligations, 0.00% to
6.63%, due 06/15/23 to
11/15/52 ......... 3,341,636,380 3,060,000,000
4.82 04/28/23 05/01/23 5,000,000 5,000,000 5,002,008,333
U.S. Treasury
Obligations, 0.00% to
6.88%, due 05/02/23 to
11/15/52 ......... 5,340,484,560 5,100,000,001
$ – $ –
$ 13,500,000 $ 13,770,603,754
$ – $ –

T-Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Goldman Sachs & Co.
LLC ........... 4.78% 04/28/23 05/01/23 $ 51,000 $ 51,000 $ 51,020,315
U.S. Treasury
Obligation, 3.88%, due
11/30/27 ......... $ 50,712,600 $ 52,020,070
$ – $ –
HSBC Securities USA,
Inc. ........... 4.79 04/28/23 05/01/23 2,000 2,000 2,000,798
U.S. Treasury
Obligation, 0.00%, due
10/12/23 ......... 2,086,200 2,040,001
$ – $ –
ING Financial Markets
LLC ........... 4.80 04/28/23 05/01/23 25,000 25,000 25,010,000
U.S. Treasury
Obligations, 0.00% to
4.00%, due 05/09/23 to
11/15/52 ......... 32,364,400 25,500,062
$ – $ –
JP Morgan Securities
LLC ........... 4.79
(b)
04/28/23 05/01/23 250,000 250,000 250,099,792
U.S. Treasury
Obligations, 0.00% to
1.88%, due 08/31/23 to
11/15/51 ......... 369,508,800 255,000,064
4.79 04/28/23 05/01/23 5,000 5,000 5,001,996
U.S. Treasury
Obligations, 0.00% to
3.88%, due 06/20/23 to
11/15/48 ......... 5,359,400 5,100,074
4.82
(c)
04/28/23 05/08/23 500,000 500,000 500,669,444
U.S. Treasury
Obligations, 0.25% to
3.63%, due 07/31/25 to
11/15/48 ......... 565,752,900 510,000,015
$ – $ –
$ 755,000 $ 770,100,153
$ – $ –
MUFG Securities
Americas, Inc. .... 4.79 04/28/23 05/01/23 95,000 95,000 95,037,921
U.S. Treasury
Obligations, 0.00% to
5.38%, due 09/30/23 to
08/15/50 ......... 169,738,900 96,900,002
$ – $ –
Natixis SA ......... 4.78
(b)
04/28/23 05/01/23 243,000 243,000 243,096,795
U.S. Treasury
Obligations, 0.00% to
3.88%, due 10/12/23 to
02/15/53 ......... 257,333,200 247,860,028
4.78 04/28/23 05/01/23 76,000 76,000 76,030,273
U.S. Treasury
Obligations, 0.00% to
4.00%, due 07/13/23 to
11/15/52 ......... 79,516,100 77,520,073
$ – $ –
$ 319,000 $ 325,380,101
$ – $ –
Prudential Insurance Co.
of America ...... 4.81 04/28/23 05/01/23 18,650 18,650 18,657,475
U.S. Treasury
Obligation, 0.00%, due
11/15/41 ......... 40,000,000 19,030,275
4.81 04/28/23 05/01/23 44,625 44,625 44,642,887
U.S. Treasury
Obligation, 0.00%, due
08/15/43 ......... 100,000,000 45,534,887
4.81 04/28/23 05/01/23 7,350 7,350 7,352,946
U.S. Treasury
Obligation, 0.00%, due
08/15/41 ......... 15,000,000 7,499,946
4.81 04/28/23 05/01/23 76,000 76,000 76,030,463
U.S. Treasury
Obligation, 0.00%, due
05/15/30 ......... 100,000,000 77,550,463
4.81 04/28/23 05/01/23 60,500 60,500 60,524,250
U.S. Treasury
Obligation, 0.00%, due
05/15/38 ......... 110,000,000 61,734,250
4.81 04/28/23 05/01/23 40,125 40,125 40,141,083
U.S. Treasury
Obligation, 0.00%, due
08/15/33 ......... 60,000,000 40,943,883
4.81 04/28/23 05/01/23 44,010 44,010 44,027,641
U.S. Treasury
Obligation, 0.00%, due
11/15/35 ......... 72,000,000 44,907,481
4.81 04/28/23 05/01/23 16,560 16,560 16,566,638
U.S. Treasury
Obligation, 3.38%, due
05/15/44 ......... 18,000,000 16,897,838

2023
BlackRock Semi-Annual Report to Shareholders
T-Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
4.81% 04/28/23 05/01/23 $ 15,120 $ 15,120 $ 15,126,061
U.S. Treasury
Obligation, 0.00%, due
11/15/39 ......... $ 28,000,000 $ 15,428,461
4.81 04/28/23 05/01/23 13,965 13,965 13,970,598
U.S. Treasury
Obligation, 0.00%, due
05/15/31 ......... 19,000,000 14,249,898
4.81 04/28/23 05/01/23 13,125 13,125 13,130,261
U.S. Treasury
Obligation, 0.00%, due
05/15/39 ......... 25,000,000 13,392,761
4.81 04/28/23 05/01/23 46,300 46,298 46,318,559
U.S. Treasury
Obligation, 0.00%, due
02/15/37 ......... 80,000,000 47,244,159
4.81 04/28/23 05/01/23 33,500 33,500 33,513,428
U.S. Treasury
Obligation, 2.75%, due
11/15/42 ......... 40,000,000 34,183,428
4.81 04/28/23 05/01/23 35,613 35,613 35,626,775
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... 70,000,000 36,338,675
4.81 04/28/23 05/01/23 37,744 37,744 37,758,879
U.S. Treasury
Obligation, 2.88%, due
11/15/46 ......... 45,000,000 38,513,529
4.81 04/28/23 05/01/23 13,350 13,350 13,355,351
U.S. Treasury
Obligation, 0.00%, due
02/15/38 ......... 24,000,000 13,622,231
4.81 04/28/23 05/01/23 13,000 13,000 13,005,211
U.S. Treasury
Obligation, 0.00%, due
05/15/34 ......... 20,000,000 13,265,211
4.81 04/28/23 05/01/23 25,688 25,688 25,697,796
U.S. Treasury
Obligation, 0.00%, due
11/15/39 ......... 50,000,000 26,211,796
4.81 04/28/23 05/01/23 29,123 29,123 29,134,173
U.S. Treasury
Obligation, 0.00%, due
02/15/26 ......... 33,000,000 29,716,623
$ – $ –
$ 584,346 $ 596,265,795
$ – $ –
Royal Bank of Canada 4.78 04/28/23 05/01/23 200,000 200,000 200,079,667
U.S. Treasury
Obligations, 0.38% to
5.00%, due 12/31/25 to
02/15/48 ......... 179,875,700 204,000,008
$ – $ –
Societe Generale SA . 4.78 04/28/23 05/01/23 450,000 450,000 450,179,250
U.S. Treasury
Obligations, 2.38% to
4.13%, due 09/30/27 to
03/31/29 ......... 465,426,800 459,000,070
$ – $ –
TD Securities USA LLC 4.79 04/28/23 05/01/23 24,000 24,000 24,009,580
U.S. Treasury
Obligations, 1.13% to
3.50%, due 02/28/25 to
09/15/25 ......... 25,274,900 24,480,065
$ – $ –
Wells Fargo Securities
LLC ........... 4.79
(a)
04/28/23 05/01/23 550,000 550,000 550,219,542
U.S. Treasury
Obligations, 0.25% to
4.63%, due 05/31/23 to
02/15/31 ......... 644,170,368 561,000,006
4.79 04/28/23 05/01/23 1,150,000 1,150,000 1,150,459,042
U.S. Treasury
Obligations, 0.13% to
7.63%, due 09/15/23 to
02/15/53 ......... 1,267,138,300 1,173,000,054
$ – $ –
$ 1,700,000 $ 1,734,000,060
$ – $ –
$ 86,971,346 $ 87,540,599,509
$ – $ –
(a)
Traded in a joint account.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

T-Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 86,971,346,250 $ — $ 86,971,346,250
U.S. Treasury Obligations ................................... — 4,547,137,550 — 4,547,137,550
$ — $ 91,518,483,800 $ — $ 91,518,483,800

2023
BlackRock Semi-Annual Report to Shareholders
Treasury Trust Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2023
Schedule of Investments
(unaudited)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
1.05%, 05/02/23 ................. USD 13,421,650 $ 13,419,948,094
2.10%, 05/04/23 ................. 3,383,000 3,381,804,714
3.06%, 05/09/23 ................. 11,643,650 11,631,778,955
3.28%, 05/11/23 ................. 2,060,000 2,057,446,271
3.56%, 05/16/23 ................. 14,185,350 14,160,114,450
3.75%, 05/18/23 ................. 13,468,000 13,440,360,618
3.70%, 05/23/23 ................. 4,152,710 4,142,363,778
3.82%, 05/25/23 ................. 2,825,000 2,816,922,333
3.74%, 05/30/23 ................. 5,245,345 5,227,771,744
3.96%, 06/01/23 ................. 630,000 627,686,453
4.46%, 06/06/23 ................. 598,000 595,231,260
4.64%, 06/20/23 ................. 884,200 878,408,965
4.78%, 07/06/23 ................. 4,340,000 4,301,606,517
4.79%, 07/13/23 ................. 874,000 865,353,981
4.98%, 08/08/23 ................. 625,000 616,835,938
4.98%, 08/15/23 ................. 500,000 492,712,500
5.01%, 08/22/23 ................. 500,000 492,058,612
4.99%, 08/29/23 ................. 3,481,000 3,423,717,284
4.85%, 09/21/23 ................. 250,000 245,402,153
4.84%, 09/28/23 ................. 250,000 245,161,458
4.94%, 10/12/23 ................. 1,250,000 1,222,917,222
4.93%, 10/19/23 ................. 750,000 732,721,875
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.95%, 10/26/23 ................. USD 4,100,000 $ 4,001,882,440
4.75%, 04/18/24 ................. 228,235 218,096,991
U.S. Treasury Notes
0.13%, 05/15/23 ................. 779,700 778,401,278
1.75%, 05/15/23 ................. 1,156,085 1,155,017,445
0.13%, 05/31/23 ................. 672,380 669,962,111
1.63%, 05/31/23 ................. 361,000 360,054,645
(US Treasury 3 Month Bill Money Market
Yield + 0.04%), 5.17%, 10/31/23
(b)
... 200,000 200,123,206
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 5.12%, 01/31/24
(b)
.... 2,679,620 2,679,785,613
(US Treasury 3 Month Bill Money Market
Yield - 0.08%), 5.06%, 04/30/24
(b)
.... 1,611,260 1,610,062,727
(US Treasury 3 Month Bill Money Market
Yield + 0.04%), 5.17%, 07/31/24
(b)
... 826,000 825,924,050
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 5.27%, 10/31/24
(b)
... 4,321,540 4,320,196,515
(US Treasury 3 Month Bill Money Market
Yield + 0.20%), 5.33%, 01/31/25
(b)
... 2,614,255 2,615,186,523
Total U.S. Treasury Obligations — 101.8%
(Cost: $104,453,018,719) .......................... 104,453,018,719
Total Investments — 101.8%
(Cost: $104,453,018,719 ) .......................... 104,453,018,719
Liabilities in Excess of Other Assets — (1.8)% ............ (1,820,286,950)
Net Assets — 100.0% ..............................
$ 102,632,731,769
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
U.S. Treasury Obligations ................................... $ — $ 104,453,018,719 $ — $ 104,453,018,719
$ — $ 104,453,018,719 $ — $ 104,453,018,719

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2023
Schedule of Investments
(unaudited)
April 30, 2023
Security
Par (000)
Pa r (000) Value
Municipal Bonds
Alaska — 0.7%
(a)
Alaska Housing Finance Corp. , Series 2007B,
RB , VRDN (Federal Home Loan Bank
SBPA) , 3.80%, 05/05/23 ............ USD 4,450 $ 4,450,000
Alaska Housing Finance Corp. , Series 2009B,
RB , VRDN (Wells Fargo Bank NA SBPA) ,
3.85%, 05/05/23 ................. 400 400,000
Alaska Housing Finance Corp. , Series 2009B,
RB , VRDN (Federal Home Loan Bank
SBPA) , 3.80%, 05/05/23 ............ 5,325 5,325,000
Alaska Housing Finance Corp. , Series 2009D,
RB , VRDN (Federal Home Loan Bank
SBPA) , 3.80%, 05/05/23 ............ 12,700 12,700,000
22,875,000
Arizona — 0.2%
Mesa Arizona Utility System, Tender Option
Bond Trust Receipts/Certificates , Series
2022-XM1012, RB , VRDN (TD Bank NA
LIQ) , 3.91%, 05/05/23
(a)(b)(c)
.......... 4,800 4,800,000
California — 4.1%
California Health Facilities Financing Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2021-XF2962,
RB , VRDN (Barclays Bank plc LIQ) ,
3.89%, 05/05/23
(a)(b)(c)
.............. 6,630 6,630,000
City of Los Angeles , TECP (Barclays Bank plc
LOC) , 2.90%, 06/27/23 ............. 30,000 29,992,734
City of Los Angeles , TECP (TD Bank NA LOC) ,
2.80%, 07/19/23 ................. 14,000 13,984,872
City of Los Angeles , Series 2022, RB,
4.00%, 06/29/23 ................. 73,450 73,545,720
San Mateo Joint Powers Financing Authority ,
Series 2007A, RB , VRDN (Wells Fargo Bank
NA LOC) , 3.30%, 05/05/23
(a)
......... 200 200,000
University of California, Tender Option Bond
Trust Receipts/Certificates , Series 2022-
XX1258, RB , VRDN (Barclays Bank plc
LIQ) , 3.88%, 05/05/23
(a)(b)(c)
.......... 2,000 2,000,000
126,353,326
Colorado — 4.6%
(a)
Colorado Health Facilities Authority , Series F,
RB , VRDN , 3.85%, 05/05/23 ......... 114,100 114,100,000
Colorado Housing and Finance Authority ,
Series 2020A-1, RB , VRDN (Federal Home
Loan Bank SBPA) , 4.00%, 05/05/23 .... 10,375 10,375,000
County of Arapahoe , Series 2001, RB , VRDN
(Federal Home Loan Mortgage Corp. LOC) ,
3.98%, 05/05/23 ................. 8,485 8,485,000
Denver Colorado City & County, Tender Option
Bond Trust Receipts/Certificates , Series
2018-XF2686, RB , VRDN (Citibank NA LIQ) ,
3.66%, 05/05/23
(b)(c)
............... 8,000 8,000,000
140,960,000
Connecticut — 0.2%
Connecticut Housing Finance Authority , Series
2022E-2, RB , VRDN (Sumitomo Mitsui
Banking Corp. LOC) , 3.81%, 05/05/23
(a)
. 6,300 6,300,000
Security
Par (000)
Par (000) Value
Delaware — 1.4%
(a)
University of Delaware , Series 2004B, RB ,
VRDN (Bank of America NA SBPA) ,
3.74%, 05/01/23 ................. USD 26,380 $ 26,380,000
University of Delaware , Series 2013C,
RB , VRDN (TD Bank NA SBPA) ,
3.80%, 05/01/23 ................. 16,695 16,695,000
43,075,000
District of Columbia — 0.1%
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2019-XG0267, RB ,
VRDN (Bank of America NA LOC) ,
3.91%, 05/05/23
(a)(b)(c)
.............. 3,395 3,395,000
Florida — 8.9%
Broward County Tourist Development, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-XL0429, RB , VRDN (Wells
Fargo Bank NA LIQ) , 3.97%, 05/05/23
(a)(b)(c)
3,720 3,720,000
Cape Coral Water & Sewer, Tender Option
Bond Trust Receipts/Certificates , Series
2017-YX1071, RB , VRDN (Barclays Bank
plc LOC) , 3.55%, 05/05/23
(a)(b)(c)
....... 12,880 12,880,000
City of Gainesville , RB , VRDN (TD Bank NA
LOC) , 4.00%, 05/05/23
(a)
............ 2,600 2,600,000
City of Gainesville , Series 2012B, RB ,
VRDN (Barclays Bank plc SBPA) ,
3.80%, 05/01/23
(a)
................ 15,400 15,400,000
County of Escambia , Series 2009, RB , VRDN ,
3.80%, 05/01/23
(a)
................ 43,600 43,600,000
County of Hillsborough , TECP (Wells Fargo
Bank NA SBPA) , 2.65%, 05/18/23 ..... 11,985 11,980,797
County of St Lucie , RB , VRDN ,
4.00%, 05/01/23
(a)
................ 29,540 29,540,000
Escambia County Health Facilities Authority ,
Series 2003B, RB , VRDN (TD Bank NA
SBPA) , 3.85%, 05/01/23
(a)
........... 14,340 14,340,000
Florida Housing Finance Corp. , Series 2004M,
RB , VRDN (Federal Home Loan Mortgage
Corp. LIQ) , 4.01%, 05/05/23
(a)
........ 8,375 8,375,000
Highlands County Health Facilities
Authority , Series 2012I-3, RB , VRDN ,
3.85%, 05/05/23
(a)
................ 20,250 20,250,000
Highlands County Health Facilities
Authority , Series 2021D-2, RB , VRDN ,
3.75%, 05/05/23
(a)
................ 88,405 88,405,000
Hillsborough County Industrial Development
Authority , Series 2020B, RB , VRDN (TD
Bank NA LOC) , 3.80%, 05/01/23
(a)
..... 13,900 13,900,000
JEA Electric System , Series 2008B-3, RB ,
VRDN (Royal Bank of Canada SBPA) ,
3.85%, 05/05/23
(a)
................ 9,550 9,550,000
274,540,797
Georgia — 2.1%
(a)
Atlanta Water & Waste Water, Tender Option
Bond Trust Receipts/Certificates , Series
2018-XF2649, RB , VRDN (JPMorgan Chase
Bank NA LIQ) , 3.89%, 05/05/23
(b)(c)
..... 13,000 13,000,000
Brookhaven Development Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XL0307, RB , VRDN (Wells
Fargo Bank NA LIQ) , 3.89%, 05/05/23
(b)(c)
3,135 3,135,000
Burke County Development Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2017 E-107, RB , VRDN (Royal Bank
of Canada LOC) , 3.91%, 05/05/23
(b)(c)
... 5,000 5,000,000

2023
BlackRock Semi-Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Georgia (continued)
Gainesville & Hall County Development
Authority , Series 2003B, RB , VRDN (TD
Bank NA SBPA) , 3.85%, 05/01/23 ..... USD 25,015 $ 25,015,000
Oglethorpe Power Corp., Tender Option Bond
Trust Receipts/Certificates , Series 2023-
E-155, RB , VRDN (Royal Bank of Canada
LOC) , 3.90%, 05/05/23
(b)(c)
........... 20,000 20,000,000
66,150,000
Idaho — 0.4%
Idaho Housing & Finance Association ,
Series 2011A, RB , VRDN ( Federal
Hom e Loan Mortgage Corp. Guaranty) ,
3.95%, 05/05/23
(a)
................ 11,245 11,245,000
Illinois — 1.6%
(a)
Chicago Transit Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2022-
XF3069, RB , VRDN (Barclays Bank plc
LIQ) , 3.98%, 05/05/23
(b)(c)
........... 12,400 12,400,000
Illinois Finance Authority , RB , VRDN ,
3.80%, 05/05/23 ................. 5,551 5,551,000
Illinois Finance Authority , Series 1998, RB ,
VRDN (Northern Trust Co. (The) LOC) ,
3.97%, 05/05/23 ................. 8,000 8,000,000
Illinois Finance Authority , Series 2021B, RB ,
VRDN (Royal Bank of Canada SBPA) ,
3.78%, 05/01/23 ................. 15,600 15,600,000
Illinois Finance Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2018-
XL0072, RB , VRDN (JPMorgan Chase Bank
NA LIQ) , 3.85%, 05/01/23
(b)(c)
......... 7,500 7,500,000
Illinois State Toll Highway Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2015-XF2202, RB , VRDN (Toronto-
Dominion Bank LIQ) , 3.91%, 05/05/23
(b)(c)
1,140 1,140,000
50,191,000
Indiana — 1.2%
(a)
Indiana Finance Authority , RB , VRDN (Barclays
Bank plc LOC) , 3.80%, 05/05/23 ...... 3,700 3,700,000
Indiana Finance Authority , Series 2009D,
RB , VRDN (Wells Fargo Bank NA LOC) ,
3.75%, 05/01/23 ................. 34,965 34,965,000
38,665,000
Iowa — 4.6%
(a)
Iowa Finance Authority , Series 2008B-1, RB ,
VRDN , 3.95%, 05/01/23 ............ 44,325 44,325,000
Iowa Finance Authority , Series 2016A, RB ,
VRDN , 3.95%, 05/05/23 ............ 31,800 31,800,000
Iowa Finance Authority , Series 2021, RB ,
VRDN (Korea Development Bank LOC) ,
3.98%, 05/05/23 ................. 62,000 62,000,000
Iowa Finance Authority , Series 2016E,
RB , VRDN (Federal National Mortgage
Association LIQ) , 3.85%, 05/05/23 ..... 5,000 5,000,000
143,125,000
Security
Par (000)
Par (000) Value
Kansas — 0.8%
(a)(b)(c)
Topeka Kansas Utility, Tender Option Bond
Trust Receipts/Certificates , Series 2018-
XF0696, RB , VRDN (JPMorgan Chase Bank
NA LIQ) , 3.89%, 05/05/23 ........... USD 8,580 $ 8,580,000
Wyandotte County Kansas USD, Tender Option
Bond Trust Receipts/Certificates , Series
2018G-23, GO , VRDN (Royal Bank of
Canada LOC) , 3.29%, 05/05/23 ....... 15,000 15,000,000
23,580,000
Kentucky — 1.1%
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2018-XG0161,
RB , VRDN (Bank of America NA LOC) ,
3.89%, 05/05/23
(a)(b)(c)
.............. 4,960 4,960,000
Louisville and Jefferson County Metropolitan
Sewer District , TECP (JPMorgan Chase
Bank NA SBPA) , 3.15%, 05/01/23 ..... 10,000 10,000,000
Louisville and Jefferson County Metropolitan
Sewer District , TECP (Bank of America NA
SBPA) , 3.50%, 05/08/23 ............ 9,500 9,499,404
Louisville and Jefferson County Metropolitan
Sewer District , TECP (JPMorgan Chase
Bank NA SBPA) , 3.30%, 06/21/23 ..... 10,000 9,996,501
34,455,905
Louisiana — 1.9%
(a)
Louisiana Public Facilities Authority , Series
2008C, RB , VRDN , 3.80%, 05/01/23 .... 10,100 10,100,000
State of Louisiana Gasoline & Fuels Tax , Series
2023A-1, RB , VRDN (Toronto-Dominion
Bank LOC) , 3.80%, 05/01/23 ......... 35,000 35,000,000
State of Louisiana Gasoline & Fuels Tax , Series
2023A-2, RB , VRDN (Toronto-Dominion
Bank LOC) , 3.80%, 05/01/23 ......... 14,400 14,400,000
59,500,000
Maryland — 1.0%
(a)
City of Baltimore, Tender Option Bond Trust
Receipts/Certificates , Series 2022-
XF3014, RB , VRDN (Citibank NA LIQ) ,
3.89%, 05/05/23
(b)(c)
............... 9,840 9,840,000
Maryland Health & Higher Educational Facilities
Authority , Series 2008D, RB , VRDN (TD
Bank NA LOC) , 3.80%, 05/01/23 ...... 19,570 19,570,000
29,410,000
Massachusetts — 1.5%
City of Quincy , GO, 4.00%, 07/07/23 ...... 14,500 14,511,460
Massachusetts Bay Transportation Authority ,
TECP (Barclays Bank plc SBPA) ,
3.72%, 06/22/23 ................. 11,500 11,503,068
Massachusetts Bay Transportation Authority
Sales Tax , TECP (Barclays Bank plc LIQ) ,
3.48%, 06/27/23 ................. 20,000 19,999,742
46,014,270
Michigan — 0.6%
Michigan State University , Series 2003A, RB ,
VRDN (Northern Trust Co. (The) SBPA) ,
3.70%, 05/05/23
(a)
................ 5,500 5,500,000
University of Michigan , Series 2012D-2, RB ,
VRDN , 3.75%, 05/05/23
(a)
........... 11,315 11,315,000
Waterford School District , GO, 5.00%, 05/01/23 1,305 1,305,000
18,120,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Minnesota — 3.1%
City of Minneapolis , Series 1997B, RB ,
VRDN (Wells Fargo Bank NA SBPA) ,
3.90%, 05/05/23
(a)
................ USD 7,100 $ 7,100,000
City of Minneapolis , Series 2018C, RB ,
VRDN (Wells Fargo Bank NA LOC) ,
3.75%, 05/01/23
(a)
................ 43,555 43,555,000
Minnesota Housing Finance Agency , Series
2015G, RB , VRDN (Royal Bank of Canada
SBPA) , 3.85%, 05/05/23
(a)
........... 13,000 13,000,000
Minnesota Housing Finance Agency , Series
2017F, RB , VRDN (Royal Bank of Canada
SBPA) , 3.85%, 05/05/23
(a)
........... 4,450 4,450,000
Regents of the University of Minnesota , TECP,
3.02%, 06/08/23 ................. 27,100 27,089,992
95,194,992
Mississippi — 3.9%
(a)
County of Jackson , Series 1993, RB , VRDN ,
3.75%, 05/01/23 ................. 28,455 28,455,000
Mississippi Business Finance Corp. , Series
2007C, RB , VRDN , 3.75%, 05/01/23 .... 5,935 5,935,000
Mississippi Business Finance Corp. , Series
2007E, RB , VRDN , 3.75%, 05/01/23 .... 13,920 13,920,000
Mississippi Business Finance Corp. , Series
2009A, RB , VRDN , 3.75%, 05/01/23 .... 6,945 6,945,000
Mississippi Business Finance Corp. , Series
2010G, RB , VRDN , 3.75%, 05/01/23 .... 22,050 22,050,000
Mississippi Business Finance Corp. , Series
2010L, RB , VRDN , 3.75%, 05/01/23 .... 23,290 23,290,000
Mississippi Business Finance Corp. , Series
2011G, RB , VRDN , 3.75%, 05/01/23 .... 21,475 21,475,000
122,070,000
Missouri — 3.0%
(a)(b)(c)
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2018C-16,
RB , VRDN (Royal Bank of Canada LOC) ,
3.91%, 05/05/23 ................. 54,500 54,500,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2018-XF0678,
RB , VRDN (Royal Bank of Canada LIQ) ,
3.89%, 05/05/23 ................. 13,675 13,675,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates , Series 2019C-17,
RB , VRDN (Royal Bank of Canada LOC) ,
3.90%, 05/05/23 ................. 14,000 14,000,000
St Louis County, Tender Option Bond Trust
Receipts/Certificates , Series 2022-XG0382,
RB , VRDN (Wells Fargo Bank NA LIQ) ,
3.89%, 05/05/23 ................. 10,640 10,640,000
92,815,000
Nebraska — 3.2%
Lincoln Nebraska Electric , TECP (JPMorgan
Chase Bank NA SBPA) , 3.20%, 06/02/23 . 40,000 39,985,396
Omaha Public Power District , TECP (Bank of
America NA SBPA) , 3.00%, 05/01/23 ... 10,050 10,050,000
Omaha Public Power District , TECP (Bank of
America NA SBPA) , 2.80%, 05/02/23 ... 13,450 13,449,510
Omaha Public Power District , TECP (Bank of
America NA SBPA) , 3.30%, 06/01/23 ... 11,500 11,495,913
Omaha Public Power District , TECP (Bank of
America NA SBPA) , 3.20%, 06/02/23 ... 10,500 10,496,158
Security
Par (000)
Par (000) Value
Nebraska (continued)
Omaha Public Power District , TECP (Bank of
America NA SBPA) , 3.40%, 07/06/23 ... USD 15,000 $ 14,999,787
100,476,764
New Hampshire — 0.5%
New Hampshire Health and Education Facilities
Authority Act , Series 2005A-2, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
3.80%, 05/01/23
(a)
................ 15,070 15,070,000
New Jersey — 1.1%
(a)
New Jersey Health Care Facilities Financing
Authority , Series 2009D, RB , VRDN (TD
Bank NA LOC) , 3.25%, 05/05/23 ...... 26,425 26,425,000
New Jersey State Appropriation, Tender Option
Bond Trust Receipts/Certificates , Series
2018-XG0168, RB , VRDN (Barclays Bank
plc LOC) , 3.90%, 05/05/23
(b)(c)
........ 7,725 7,725,000
34,150,000
New Mexico — 3.5%
Albuquerque Municipal School District No. 12 ,
Series 2023A, GO, 5.00%, 08/01/23
(d)
... 22,800 22,859,346
New Mexico Hospital Equipment Loan Council ,
Series 2008C, RB , VRDN (Wells Fargo
Bank NA SBPA) , 3.80%, 05/05/23
(a)
.... 41,900 41,900,000
New Mexico Hospital Equipment Loan Council ,
Series 2008D, RB , VRDN (Wells Fargo
Bank NA SBPA) , 3.80%, 05/05/23
(a)
.... 42,250 42,250,000
107,009,346
New York — 10.7%
Battery Park City Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2019-
E-137, RB , VRDN (Royal Bank of Canada
LOC) , 3.89%, 05/05/23
(a)(b)(c)
......... 4,635 4,635,000
City of New York , Series 2006I, Sub-Series
I-4, GO , VRDN (TD Bank NA LOC) ,
3.75%, 05/01/23
(a)
................ 10,605 10,605,000
City of New York , Series 2023A, Sub-Series
A3, GO , VRDN (Bank of Montreal SBPA) ,
3.75%, 05/01/23
(a)
................ 86,200 86,200,000
Metropolitan Transportation Authority , Series
2005, Sub-Series E-1, RB , VRDN (Barclays
Bank plc LOC) , 3.85%, 05/05/23
(a)
..... 6,850 6,850,000
New York City Housing Development Corp. ,
Series 2018L-2, RB , VRDN (TD Bank NA
LIQ) , 4.00%, 05/05/23
(a)
............ 14,000 14,000,000
New York City Housing Development Corp. ,
Series 2021K3, RB , VRDN (Barclays Bank
plc SBPA) , 3.85%, 05/05/23
(a)
........ 5,100 5,100,000
New York City Municipal Water Finance
Authority , Series 2006CC-2, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
3.65%, 05/01/23
(a)
................ 31,985 31,985,000
New York City Municipal Water Finance
Authority , Series 2009CC, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
3.75%, 05/01/23
(a)
................ 49,450 49,450,000
New York City Municipal Water Finance
Authority , Series 2012AA-2, RB ,
VRDN (Barclays Bank plc SBPA) ,
3.85%, 05/05/23
(a)
................ 5,355 5,355,000
New York City Municipal Water Finance
Authority , Series 2022 Sub-Series BB-2,
RB , VRDN (Mizuho Bank Ltd. SBPA) ,
3.70%, 05/01/23
(a)
................ 10,200 10,200,000

2023
BlackRock Semi-Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
New York (continued)
New York City Municipal Water Finance
Authority , Series 2023 Sub-Series CC,
RB , VRDN (Barclays Bank plc SBPA) ,
3.77%, 05/01/23
(a)
................ USD 28,380 $ 28,380,000
New York City Transitional Finance
Authority , Series 2010 Sub-Series A-4,
RB , VRDN (Barclays Bank plc SBPA) ,
3.77%, 05/01/23
(a)
................ 21,900 21,900,000
New York Power Authority , TECP (Bank of
America NA SBPA, JPMorgan Chase Bank
NA SBPA, TD Bank NA SBPA & Wells Fargo
Bank NA SBPA) , 3.25%, 06/07/23 ..... 5,000 4,996,999
New York State Dormitory Authority ,
Series 2006A, RB , VRDN (Federal
National Mortgage Association LOC) ,
3.67%, 05/05/23
(a)
................ 32,510 32,510,000
New York State Dormitory Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2018-XF2647, RB , VRDN (JPMorgan
Chase Bank NA LIQ) , 3.89%, 05/05/23
(a)(b)(c)
2,500 2,500,000
Triborough Bridge & Tunnel Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XF1359, RB , VRDN (Toronto-
Dominion Bank LIQ) , 3.90%, 05/05/23
(a)(b)(c)
15,000 15,000,000
329,666,999
North Carolina — 1.0%
(a)
City of Charlotte , Series 2013G, COP ,
VRDN (Wells Fargo Bank NA LIQ) ,
3.85%, 05/05/23 ................. 2,300 2,300,000
City of Charlotte Water & Sewer System,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-XG0403, RB ,
VRDN (Wells Fargo Bank NA LIQ) ,
3.89%, 05/05/23
(b)(c)
............... 2,276 2,276,000
Durham Housing Authority , Series 2021A,
RB , VRDN ( Federal Home Loan Bank
SBPA & United Fidelity Bank FSB LOC) ,
3.98%, 05/05/23 ................. 22,885 22,885,000
Durham Housing Authority , Series 2021B,
RB , VRDN ( Federal Home Loan Bank
SBPA & United Fidelity Bank FSB LOC) ,
3.98%, 05/05/23 ................. 4,900 4,900,000
32,361,000
North Dakota — 0.2%
North Dakota Housing Finance Agency , Series
2015E, RB , VRDN (TD Bank NA SBPA) ,
4.00%, 05/05/23
(a)
................ 5,565 5,565,000
Ohio — 4.8%
(a)
Allen County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates ,
Series 2019-E-133, RB , VRDN (Royal Bank
of Canada LOC) , 3.89%, 05/05/23
(b)(c)
... 11,270 11,270,000
County of Franklin , Series 2011D, RB , VRDN ,
3.80%, 05/05/23 ................. 28,100 28,100,000
County of Franklin , Series 2015B, RB , VRDN ,
3.65%, 05/05/23 ................. 23,100 23,100,000
Miami County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates ,
Series 2019-XG0225, RB , VRDN (Royal
Bank of Canada LOC) , 3.89%, 05/05/23
(b)(c)
3,000 3,000,000
Ohio Higher Educational Facility Commission ,
Series 2013B-1, RB , VRDN (Ohio State
Treasurer SBPA) , 3.80%, 05/05/23 ..... 24,470 24,470,000
Security
Par (000)
Par (000) Value
Ohio (continued)
Ohio State Hospital, Tender Option Bond Trust
Receipts/Certificates , Series 2022C-18,
RB , VRDN (Royal Bank of Canada LOC) ,
3.90%, 05/05/23
(b)(c)
............... USD 9,000 $ 9,000,000
Ohio State University (The) , Series 2023A-1,
RB , VRDN , 3.78%, 05/05/23 ......... 20,000 20,000,000
Ohio State University (The) , Series 2023A-2,
RB , VRDN , 3.90%, 05/05/23 ......... 20,000 20,000,000
State of Ohio , Series 2022B, RB , VRDN ,
3.80%, 05/05/23 ................. 9,950 9,950,000
148,890,000
Oregon — 0.7%
Oregon State Facilities Authority , Series 2005A,
RB , VRDN (Federal National Mortgage
Association LOC) , 4.07%, 05/05/23
(a)
... 6,475 6,475,000
State of Oregon Department of Administrative
Services , TECP (Bank of Montreal LOC) ,
2.80%, 05/04/23 ................. 11,400 11,398,709
State of Oregon Department of Transportation ,
TECP (Wells Fargo Bank NA LOC) ,
3.40%, 06/29/23 ................. 2,915 2,914,260
20,787,969
Pennsylvania — 4.3%
City of Philadelphia , TECP (TD Bank NA LOC) ,
3.75%, 05/25/23 ................. 15,000 14,996,045
Emmaus General Authority , Series 1996-1,
RB , VRDN (Wells Fargo Bank NA SBPA) ,
3.95%, 05/05/23
(a)
................ 23,120 23,120,000
Montgomery County Industrial Development
Authority , Series 2002, RB , VRDN (TD Bank
NA SBPA) , 3.85%, 05/01/23
(a)
........ 7,445 7,445,000
Pennsylvania Economic Development
Financing Authority , Series 2009C,
RB , VRDN (MUFG Bank Ltd. LOC) ,
5.25%, 05/05/23
(a)
................ 18,100 18,100,000
Pennsylvania Housing Finance Agency , Series
2023-141B, RB , VRDN (Royal Bank of
Canada SBPA) , 3.80%, 05/05/23
(a)
..... 26,000 26,000,000
Pennsylvania State Housing Finance Agency,
Tender Option Bond Trust Receipts/
Certificates , Series 2020-XL0140, RB ,
VRDN (Wells Fargo Bank NA LIQ) ,
3.89%, 05/05/23
(a)(b)(c)
.............. 1,625 1,625,000
Pennsylvania Turnpike Commission , Series
2019, RB , VRDN (TD Bank NA LOC) ,
3.95%, 05/05/23
(a)
................ 7,250 7,250,000
Philadelphia Authority for Industrial
Development, Tender Option Bond Trust
Receipts/Certificates , Series 19XF2, RB ,
VRDN (Mizuho Capital Markets LLC LOC) ,
4.21%, 05/05/23
(a)(b)(c)
.............. 3,930 3,930,000
Sports & Exhibition Authority of Pittsburgh and
Allegheny County , Series 2007A, RB , VRDN
(PNC Bank NA SBPA) , 3.84%, 05/05/23
(a)
13,020 13,020,000
Westmoreland County Muni Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2017-YX1075, RB , VRDN (Barclays
Bank plc LOC) , 3.79%, 05/05/23
(a)(b)(c)
... 17,190 17,190,000
132,676,045

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
Rhode Island — 0.2%
Rhode Island Health & Education Building
Corp., Tender Option Bond Trust Receipts/
Certificates , Series 2019-XM0721, RB ,
VRDN (Wells Fargo Bank NA LIQ) ,
3.89%, 05/05/23
(a)(b)(c)
.............. USD 7,150 $ 7,150,000
South Carolina — 3.5%
(a)
City of Columbia Waterworks & Sewer System ,
Series 2009, RB , VRDN (Sumitomo Mitsui
Banking Corp. LOC) , 3.86%, 05/05/23 ... 18,815 18,815,000
South Carolina Jobs-Economic Development
Authority , Series 2021B, RB , VRDN (Federal
Home Loan Bank LOC) , 3.99%, 05/05/23 5,800 5,800,000
South Carolina Jobs-Economic Development
Authority , Series 2023A, RB , VRDN (Federal
Home Loan Bank LOC) , 3.88%, 05/05/23 44,500 44,500,000
South Carolina Jobs-Economic Development
Authority , Series 2023B, RB , VRDN (Federal
Home Loan Bank LOC) , 3.88%, 05/05/23 10,000 10,000,000
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XG0398, RB , VRDN (Barclays
Bank plc LIQ) , 3.98%, 05/05/23
(b)(c)
..... 6,145 6,145,000
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XL0313, RB , VRDN (Wells
Fargo Bank NA LIQ) , 3.98%, 05/05/23
(b)(c)
7,140 7,140,000
South Carolina State Housing Finance &
Development Authority , Series 2020, RB ,
VRDN (Federal Home Loan Bank LOC) ,
3.99%, 05/05/23 ................. 17,050 17,050,000
109,450,000
South Dakota — 1.4%
(a)
South Dakota Housing Development Authority ,
Series 2020A, RB , VRDN (Federal Home
Loan Bank SBPA) , 4.01%, 05/05/23 .... 9,755 9,755,000
South Dakota Housing Development
Authority , Series 2020B, RB , VRDN (SD
Housing Development Authority SBPA) ,
3.80%, 05/05/23 ................. 27,975 27,975,000
South Dakota Housing Development Authority ,
Series 2022D, RB , VRDN (Federal Home
Loan Bank LIQ) , 4.01%, 05/05/23 ...... 5,200 5,200,000
42,930,000
Tennessee — 0.8%
Metropolitan Government of Nashville &
Davidson County , TECP (TD Bank NA LOC),
3.45%, 05/17/23 ................. 2,000 1,999,891
Metropolitan Government of Nashville &
Davidson County Health & Educational
Facilities Board , TECP, 3.42%, 05/10/23 . 5,000 4,999,598
Public Building Authority of Sevier County
(The) , Series 2008 VII, RB , VRDN (Bank of
America NA LOC) , 3.88%, 05/05/23
(a)
... 2,000 2,000,000
Sullivan County Health Educational &
Human Services, Tender Option Bond
Trust Receipts/Certificates , Series 2022-
BAML5024, RB , VRDN (Bank of America NA
LOC) , 3.90%, 05/01/23
(a)(b)(c)
......... 11,000 11,000,000
Tennessee Housing Development Agency
Resident, Tender Option Bond Trust
Receipts/Certificates , Series 2018-YX1087,
RB , VRDN (Barclays Bank plc LIQ) ,
3.89%, 05/05/23
(a)(b)(c)
.............. 5,405 5,405,000
25,404,489
Security
Par (000)
Par (000) Value
Texas — 12.5%
Austin Electric Utility System, Tender Option
Bond Trust Receipts/Certificates , Series
2015-XF0220, RB , VRDN (JPMorgan Chase
Bank NA LIQ) , 3.85%, 05/01/23
(a)(b)(c)
.... USD 25,345 $ 25,345,000
Bowie County Industrial Development Corp. ,
RB , VRDN (JPMorgan Chase Bank NA
LOC) , 3.72%, 05/01/23
(a)
............ 2,700 2,700,000
City of Garland , TECP (Barclays Bank plc
LOC) , 3.28%, 05/31/23 ............. 20,800 20,795,414
City of Garland , TECP (Sumitomo Mitsui
Banking Corp. LOC) , 3.60%, 05/31/23 ... 11,000 10,996,828
City of San Antonio , TECP (Bank of America
NA SBPA) , 3.60%, 05/15/23 ......... 19,000 18,996,344
City of San Antonio , TECP (Bank of America
NA SBPA) , 2.63%, 05/18/23 ......... 40,000 39,972,624
City of San Antonio , TECP (Bank of America
NA SBPA) , 3.20%, 08/10/23 ......... 10,000 9,985,344
City of San Antonio , TECP (Bank of America
NA SBPA) , 2.85%, 08/10/23 ......... 70,000 69,793,430
Dallas Texas Water Works & Sewer System,
Tender Option Bond Trust Receipts/
Certificates , Series 2018-XF2697, RB ,
VRDN (Citibank NA LIQ) , 3.48%, 05/05/23
(a)
(b)(c)
.......................... 6,000 6,000,000
Harris County Cultural Education Facilities
Finance Corp. , Series 2, RB , VRDN (TD
Bank NA LOC) , 4.31%, 05/05/23
(a)
..... 30,000 30,000,000
Harris County Cultural Education Facilities
Finance Corp. , Series 2015-3, RB , VRDN
(TD Bank NA LOC) , 3.95%, 05/05/23
(a)
.. 52,225 52,225,000
Katy Independent School District , GO,
5.00%, 02/15/24
(d)
................ 8,300 8,410,388
Pasadena Independent School District , Series
2005-B, GO , VRDN (JPMorgan Chase Bank
NA SBPA) , 3.85%, 05/05/23
(a)
........ 34,820 34,820,000
Permanent University Fund - University of
Texas System , Series 2008A, RB , VRDN ,
3.80%, 05/05/23
(a)
................ 9,350 9,350,000
Permanent University Fund - University of
Texas System , Series 2008A, RB , VRDN
(University of Texas Management Co. LIQ) ,
3.85%, 05/05/23
(a)
................ 10,595 10,595,000
Red River Education Finance Corp. , Series
2006, RB , VRDN (TD Bank NA SBPA) ,
3.75%, 05/05/23
(a)
................ 36,900 36,900,000
386,885,372
Utah — 0.2%
Utah Water Finance Agency , Series 2008B-2,
RB , VRDN (JPMorgan Chase Bank NA
SBPA) , 3.95%, 05/05/23
(a)
........... 5,645 5,645,000
Virginia — 1.3%
(a)
Hampton Roads Transport Accountant, Tender
Option Bond Trust Receipts/Certificates ,
Series 2018-XF0606, RB , VRDN (Bank of
America NA LIQ) , 3.89%, 05/05/23
(b)(c)
... 6,130 6,130,000
Loudoun County Economic Development
Authority , Series 2003B, RB , VRDN ,
3.72%, 05/05/23 ................. 4,870 4,870,000
Norfolk Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2018-XG0183,
RB , VRDN (Barclays Bank plc LIQ) ,
3.89%, 05/05/23
(b)(c)
............... 12,860 12,860,000

2023
BlackRock Semi-Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
Virginia (continued)
Norfolk Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2022C-19, RB ,
VRDN (Royal Bank of Canada LOC) ,
3.90%, 05/05/23
(b)(c)
............... USD 4,730 $ 4,730,000
Norfolk Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-C-20, RB ,
VRDN (Royal Bank of Canada LOC) ,
3.90%, 05/05/23
(b)(c)
............... 6,000 6,000,000
Virginia Commonwealth Transportation Board
Trust, Tender Option Bond Trust Receipts/
Certificates , Series 2018-XF0659, RB ,
VRDN (Royal Bank of Canada LIQ) ,
3.89%, 05/05/23
(b)(c)
............... 6,000 6,000,000
40,590,000
Washington — 0.6%
County of King , TECP, 2.80%, 05/04/23 .... 18,000 17,998,335
Wisconsin — 1.2%
(a)
University of Wisconsin Hospitals & Clinics ,
Series 2018C, RB , VRDN (BMO Harris Bank
NA SBPA) , 3.66%, 05/01/23 ......... 32,900 32,900,000
Wisconsin Housing & Economic Development
Authority , Series 2008A-1, RB , VRDN
(Federal Home Loan Bank SBPA) ,
3.85%, 05/05/23 ................. 3,590 3,590,000
Wisconsin Housing & Economic Development
Authority , Series 2017C, RB , VRDN (Federal
Home Loan Bank SBPA) , 3.75%, 05/05/23 1,500 1,500,000
37,990,000
Security
Par (000)
Par (000) Value
Wyoming — 0.6%
(a)
Wyoming Community Development Authority ,
Series 2, RB , VRDN (Barclays Bank plc
SBPA) , 3.80%, 05/05/23 ............ USD 5,095 $ 5,095,000
Wyoming Community Development Authority ,
Series 2023-2, RB , VRDN (TD Bank NA
LIQ) , 4.00%, 05/05/23 ............. 15,000 15,000,000
20,095,000
Total Municipal Bonds — 99.3%
(Cost: $3,074,091,535) ........................... 3,073,626,609
Closed-End Investment Companies
New York — 1.3%
(a)(c)
Nuveen New York AMT-Free Quality
Municipal Income Fund, Series 1, VRDP,
3.90%, 05/05/23 ................. 10,200 10,200,000
Nuveen New York AMT-Free Quality
Municipal Income Fund, Series 5, VRDP,
3.90%, 05/05/23 ................. 30,000 30,000,000
40,200,000
Total Closed-End Investment Companies — 1.3%
(Cost: $40,200,000) .............................. 40,200,000
Total Investments — 100.6%
(Cost: $3,114,291,535 )
(e)
.......................... 3,113,826,609
Liabilities in Excess of Other Assets — (0.6)% ............ (19,972,812)
Net Assets — 100.0% ..............................
$ 3,093,853,797
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
When-issued security.
(e)
Cost for U.S. federal income tax purposes.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Closed-End Investment Companies ............................ $ — $ 40,200,000 $ — $ 40,200,000
Municipal Bonds ......................................... — 3,073,626,609 — 3,073,626,609
$ — $ 3,113,826,609 $ — $ 3,113,826,609

California Money Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2023
Schedule of Investments
(unaudited)
April 30, 2023
Security
Par (000)
Pa r (000) Value
Municipal Bonds
California — 98.2%
Abag Finance Authority for Nonprofit
Corp. , RB , VRDN (TD Bank NA LOC) ,
3.15%, 05/05/23
(a)
................ USD 200 $ 200,000
Abag Finance Authority for Nonprofit Corp. ,
Series 2009A, RB , VRDN (Bank of America
NA LOC) , 3.43%, 05/05/23
(a)
......... 1,600 1,600,000
Antelope Valley Community College District,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-XX1272,
RB , VRDN (Barclays Bank plc LIQ) ,
3.91%, 05/05/23
(a)(b)(c)
.............. 2,500 2,500,000
Bay Area Toll Authority , Series 2007A-2, RB ,
VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd.
LOC) , 3.00%, 05/05/23
(a)
............ 520 520,000
Bay Area Toll Authority , Series 2008C-1, RB ,
VRDN (Sumitomo Mitsui Banking Corp.
LOC) , 3.42%, 05/05/23
(a)
............ 900 900,000
Bay Area Toll Authority , Series 2008E-1, RB ,
VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd.
LOC) , 3.00%, 05/05/23
(a)
............ 8,640 8,640,000
California Educational Facilities
Authority , Series 2006B, RB , VRDN ,
3.00%, 05/05/23
(a)
................ 18,650 18,650,000
California Health Facilities Financing
Authority , Series 2008B-1, RB , VRDN ,
3.00%, 05/05/23
(a)
................ 1,200 1,200,000
California Health Facilities Financing Authority ,
Series 2011B, RB , VRDN (Bank of Montreal
LOC) , 3.00%, 05/05/23
(a)
............ 6,140 6,140,000
California Health Facilities Financing Authority ,
Series 2011C, RB , VRDN (Bank of Montreal
LOC) , 3.49%, 05/05/23
(a)
............ 6,200 6,200,000
California Health Facilities Financing
Authority , Series 2012B, RB , VRDN ,
3.00%, 05/05/23
(a)
................ 400 400,000
California Health Facilities Financing Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2021-XF2962,
RB , VRDN (Barclays Bank plc LIQ) ,
3.89%, 05/05/23
(a)(b)(c)
.............. 3,495 3,495,000
California Health Facilities Financing Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-BAML5025,
RB , VRDN (Bank of America NA LIQ) ,
3.65%, 05/01/23
(a)(b)(c)
.............. 2,000 2,000,000
California Municipal Finance Authority , Series
2010A, RB , VRDN , 3.45%, 05/01/23
(a)
... 18,815 18,815,000
California Pollution Control Financing
Authority , Series 1997B, RB , VRDN ,
3.10%, 05/01/23
(a)
................ 2,500 2,500,000
California Public Finance Authority , Series
2022B1, RB , VRDN (JPMorgan Chase Bank
NA LIQ) , 3.10%, 05/01/23
(a)
.......... 11,025 11,025,000
California Public Finance Authority , Series
2022B-2, RB , VRDN (JPMorgan Chase
Bank NA LIQ) , 3.10%, 05/01/23
(a)
...... 3,360 3,360,000
California Public Finance Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XF3006, RB , VRDN (Barclays
Bank plc LIQ) , 3.89%, 05/05/23
(a)(b)(c)
.... 4,000 4,000,000
California Statewide Communities Development
Authority , Series 2008B, RB , VRDN (Wells
Fargo Bank NA LOC) , 3.37%, 05/01/23
(a)
. 1,565 1,565,000
Security
Par (000)
Par (000) Value
California (continued)
California Statewide Communities
Development Authority , Series 2008C, RB ,
VRDN (Northern Trust Co. (The) LOC) ,
3.35%, 05/05/23
(a)
................ USD 950 $ 950,000
City & County of San Francisco , TECP (US
Bank NA LOC) , 3.05%, 06/07/23 ...... 4,085 4,081,798
City of Irvine , VRDN (Sumitomo Mitsui Banking
Corp. LOC) , 3.66%, 05/01/23
(a)
....... 5,330 5,330,000
City of Los Angeles , TECP (TD Bank NA LOC) ,
2.80%, 07/19/23 ................. 4,000 3,995,678
City of Los Angeles , Series 2022, RB,
4.00%, 06/29/23 ................. 4,000 4,005,213
City of Los Angeles Department of
Airports , TECP (PNC Bank NA LOC) ,
2.75%, 06/01/23 ................. 3,793 3,791,672
City of Modesto , Series 2008A, COP , VRDN
(JPMorgan Chase Bank NA LOC) ,
3.00%, 05/05/23
(a)
................ 2,740 2,740,000
City of Riverside , Series 2008C, RB , VRDN
(Barclays Bank plc LOC) , 3.52%, 05/05/23
(a)
1,945 1,945,000
City of Vacaville , Series 1999A, RB , VRDN
(Federal National Mortgage Association
LIQ) , 3.47%, 05/05/23
(a)
............ 4,600 4,600,000
County of San Bernardino , Series 1999A,
RB , VRDN (Federal National Mortgage
Association LOC) , 3.47%, 05/05/23
(a)
... 6,745 6,745,000
East Bay Municipal Utility District , TECP
(Sumitomo Mitsui Banking Corp. SBPA) ,
2.62%, 05/04/23 ................. 4,500 4,499,585
Eastern Municipal Water District , Series 2018A,
RB , VRDN (Bank of America NA SBPA) ,
3.35%, 05/01/23
(a)
................ 8,600 8,600,000
Imperial Irrigation District Electric, Tender
Option Bond Trust Receipts/Certificates ,
Series 2017-XM0488, RB , VRDN (Royal
Bank of Canada LIQ) , 3.92%, 05/05/23
(a)(b)(c)
5,000 5,000,000
Irvine Ranch Water District , Series 2011A-1,
VRDN, 3.91%, 02/29/24
(a)
........... 7,000 6,999,054
Lodi Unified School District, Tender Option
Bond Trust Receipts/Certificates , Series
2023-XF1477, GO , VRDN (JPMorgan
Chase Bank NA LIQ) , 3.70%, 05/01/23
(a)(b)(c)
2,000 2,000,000
Long Beach California, Tender Option Bond
Trust Receipts/Certificates , Series 2023-
XG0478, GO , VRDN (Wells Fargo Bank NA
LIQ) , 3.92%, 05/05/23
(a)(b)(c)
.......... 11,475 11,475,000
Los Angeles Community College District , Series
2013F, GO, 5.00%, 08/01/23 ......... 3,200 3,215,007
Los Angeles County Housing Authority , TECP
(State Street Bank & Trust Co. LOC) ,
2.80%, 06/06/23 ................. 3,000 2,998,225
Los Angeles County Metropolitan
Transportation Authority , TECP (Bank of
America NA LOC) , 2.30%, 05/16/23 .... 3,000 2,998,681
Los Angeles Department of Water &
Power , Series 2001B, Sub-Series B-7,
RB , VRDN (Barclays Bank plc SBPA) ,
3.30%, 05/05/23
(a)
................ 2,700 2,700,000
Los Angeles Department of Water &
Power , Series 2019A, Sub-Series A-2,
RB , VRDN (Barclays Bank plc SBPA) ,
3.40%, 05/01/23
(a)
................ 10,000 10,000,000
Los Angeles Department of Water & Power ,
Series 2021 A-1, RB , VRDN (Royal Bank of
Canada SBPA) , 3.40%, 05/01/23
(a)
..... 4,000 4,000,000

2023
BlackRock Semi-Annual Report to Shareholders
California Money Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles Department of Water & Power,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-XF3072, RB ,
VRDN (Morgan Stanley Bank NA LIQ) ,
3.89%, 05/05/23
(a)(b)(c)
.............. USD 3,420 $ 3,420,000
Los Angeles Department of Water, Tender
Option Bond Trust Receipts/Certificates ,
Series 2022-XM1040, RB , VRDN (UBS AG
LIQ) , 3.88%, 05/05/23
(a)(b)(c)
.......... 4,325 4,325,000
Los Angeles Unified School District, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-XG0447, GO , VRDN (Barclays
Bank plc LIQ) , 3.84%, 05/05/23
(a)(b)(c)
.... 5,625 5,625,000
Municipal Improvement Corp. of Los Angeles ,
TECP (BMO Harris Bank NA LOC) ,
2.60%, 05/15/23 ................. 10,000 9,998,832
Municipal Improvement Corp. of Los Angeles ,
TECP (US Bank NA LOC) , 2.90%, 05/16/23 5,800 5,798,205
Orange County Water District , Series 2003A,
COP , VRDN (Bank of America NA LOC) ,
3.05%, 05/05/23
(a)
................ 6,000 6,000,000
Sacramento County Housing Authority ,
Series 1996C, RB , VRDN (Federal
National Mortgage Association LIQ) ,
3.47%, 05/05/23
(a)
................ 2,780 2,780,000
Sacramento Transportation Authority , Series
2014A, RB , VRDN (Sumitomo Mitsui
Banking Corp. LOC) , 3.35%, 05/05/23
(a)
. 8,320 8,320,000
Sacramento Transportation Authority , Series
2015, RB , VRDN (Sumitomo Mitsui Banking
Corp. LOC) , 3.00%, 05/05/23
(a)
....... 6,215 6,215,000
San Diego County Regional Transportation
Commission , Series 2008A, RB , VRDN
(JPMorgan Chase Bank NA SBPA) ,
3.15%, 05/05/23
(a)
................ 900 900,000
San Diego County Regional Transportation
Commission , Series 2008B, RB , VRDN
(JPMorgan Chase Bank NA SBPA) ,
3.00%, 05/05/23
(a)
................ 1,455 1,455,000
San Diego County Regional Transportation
Commission , Series 2008D, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
3.10%, 05/05/23
(a)
................ 525 525,000
San Diego Public Facilities Financing Authority ,
TECP (Bank of America NA LOC) ,
3.50%, 06/29/23 ................. 4,500 4,501,372
San Diego Public Facilities Financing Authority,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-XF1429, RB ,
VRDN (JPMorgan Chase Bank NA LIQ) ,
3.94%, 05/05/23
(a)(b)(c)
.............. 4,600 4,600,000
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates , Series 2022-XF1331,
GO , VRDN (Toronto-Dominion Bank LIQ) ,
3.89%, 05/05/23
(a)(b)(c)
.............. 1,875 1,875,000
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates , Series 2022-XX1268,
GO , VRDN (Barclays Bank plc LIQ) ,
3.88%, 05/05/23
(a)(b)(c)
.............. 2,795 2,795,000
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates , Series 2023-XF1482,
RB , VRDN (JPMorgan Chase Bank NA LIQ) ,
3.70%, 05/01/23
(a)(b)(c)
.............. 1,815 1,815,000
Security
Par (000)
Par (000) Value
California (continued)
San Francisco City & County Airport
Community , Series 2018C, RB , VRDN
(Sumitomo Mitsui Banking Corp. LOC) ,
3.50%, 05/05/23
(a)
................ USD 3,225 $ 3,225,000
San Francisco City & County Public Utilities
Commission , TECP (Sumitomo Mitsui
Banking Corp. LOC) , 2.85%, 06/06/23 ... 4,000 3,997,782
San Mateo County Transit District Sales Tax ,
Series 2020A, RB , VRDN (Bank of America
NA LOC) , 3.50%, 05/05/23
(a)
......... 3,000 3,000,000
San Mateo Union High School District, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-XF1481, GO , VRDN (JPMorgan
Chase Bank NA LIQ) , 3.70%, 05/01/23
(a)(b)(c)
5,125 5,125,000
Santa Clara Valley Transportation Authority ,
Series 2008B, RB , VRDN (Toronto-Dominion
Bank SBPA) , 3.49%, 05/05/23
(a)
....... 2,280 2,280,000
Southern California Public Power Authority ,
Series 2020A-3, RB , VRDN (Bank of
America NA SBPA) , 3.64%, 05/01/23
(a)
.. 6,500 6,500,000
State of California , TECP (UBS AG Stamford
Branch LOC) , 3.00%, 05/24/23 ....... 3,000 2,999,591
State of California , TECP (UBS AG Stamford
Branch LOC) , 2.90%, 06/05/23 ....... 4,000 3,999,595
State of California , Series 2003A-1, GO , VRDN
(Barclays Bank plc LOC) , 2.95%, 05/01/23
(a)
400 400,000
State of California , Series 2003C-1, GO , VRDN
(TD Bank NA LOC) , 3.20%, 05/05/23
(a)
.. 3,455 3,455,000
State of California , Series 2005B1, GO ,
VRDN (Wells Fargo Bank NA LOC) ,
3.40%, 05/05/23
(a)
................ 2,650 2,650,000
Tustin Unified School District , Series 2023C,
GO, 4.00%, 08/01/23 .............. 2,700 2,705,820
University of California , TECP, 2.90%, 08/02/23 5,000 4,999,927
University of California , Series 2013AL-3, RB ,
VRDN , 3.40%, 05/01/23
(a)
........... 2,905 2,905,000
University of California , Series 2013AL-4, RB ,
VRDN , 3.35%, 05/01/23
(a)
........... 6,375 6,375,000
University of California, Tender Option Bond
Trust Receipts/Certificates , Series 2023-
XF1479, RB , VRDN (Toronto-Dominion
Bank LIQ) , 3.89%, 05/05/23
(a)(b)(c)
...... 1,280 1,280,000
Ventura Unified School District, Tender Option
Bond Trust Receipts/Certificates , Series
2023-XL0442, GO , VRDN (Royal Bank of
Canada LIQ) , 3.89%, 05/05/23
(a)(b)(c)
.... 3,500 3,500,000
Washington Township Health Care District,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-XL0384, GO ,
VRDN (Royal Bank of Canada LOC) ,
3.89%, 05/05/23
(a)(b)(c)
.............. 1,900 1,900,000
Western Municipal Water District Facilities
Authority , Series 2012A, RB , VRDN
(Toronto-Dominion Bank LOC) ,
3.20%, 05/05/23
(a)
................ 9,100 9,100,000
Total Municipal Bonds — 98.2%
(Cost: $337,755,785) ............................. 337,726,037

California Money Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
Closed-End Investment Companies
California — 1.5%
Nuveen California AMT-Free Quality Munici pal
Income Fund, Series 4, VRDP (Royal Bank
of Canada LOC), 3.88%, 05/05/23
(a)(c)
... USD 5,000 $ 5,000,000
Total Closed-End Investment Companies — 1.5%
(Cost: $5,000,000) .............................. 5,000,000
Total Investments — 99.7%
(Cost: $342,755,785 )
(d)
............................ 342,726,037
Other Assets Less Liabilities — 0.3% ................... 953,879
Net Assets — 100.0% ..............................
$ 343,679,916
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Closed-End Investment Companies ............................ $ — $ 5,000,000 $ — $ 5,000,000
Municipal Bonds ......................................... — 337,726,037 — 337,726,037
$ — $ 342,726,037 $ — $ 342,726,037

2023
BlackRock Semi-Annual Report to Shareholders
New York Money Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2023
Schedule of Investments
(unaudited)
April 30, 2023
Security
Par (000)
Pa r (000) Value
Municipal Bonds
New York — 99.1%
Battery Park City Authority , Series 2019D-
1, RB , VRDN (TD Bank NA SBPA) ,
3.88%, 05/05/23
(a)
................ USD 7,295 $ 7,295,000
Battery Park City Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2019-
E-137, RB , VRDN (Royal Bank of Canada
LOC) , 3.89%, 05/05/23
(a)(b)(c)
......... 1,100 1,100,000
Build NYC Resource Corp. , Series
2015, RB , VRDN (TD Bank NA LOC) ,
3.88%, 05/05/23
(a)
................ 435 435,000
City of New York , Series 2006I, Sub-Series
I-4, GO , VRDN (TD Bank NA LOC) ,
3.75%, 05/01/23
(a)
................ 2,800 2,800,000
City of New York , Series 2012A-2, GO , VRDN
(Mizuho Bank Ltd. LOC) , 3.75%, 05/01/23
(a)
2,000 2,000,000
City of New York , Series 2014I, Sub-Series
I-3, GO , VRDN (Citibank NA LOC) ,
3.93%, 05/05/23
(a)
................ 1,100 1,100,000
City of New York , Series 2023A, Sub-Series
A3, GO , VRDN (Bank of Montreal SBPA) ,
3.75%, 05/01/23
(a)
................ 16,870 16,870,000
Dutchess County Industrial Development
Agency , Series 2008, RB , VRDN (TD Bank
NA LOC) , 3.88%, 05/05/23
(a)
......... 2,640 2,640,000
Metropolitan Transportation Authority , Series
2005 Sub-Series D-2, RB , VRDN (Bank of
Montreal LOC) , 3.70%, 05/01/23
(a)
..... 5,200 5,200,000
Metropolitan Transportation Authority , Series
2005, Sub-Series E-1, RB , VRDN (Barclays
Bank plc LOC) , 3.85%, 05/05/23
(a)
..... 4,480 4,480,000
Metropolitan Transportation Authority , Series
2008A-1, RB , VRDN (TD Bank NA LOC) ,
3.75%, 05/01/23
(a)
................ 2,700 2,700,000
New York City Housing Development Corp. ,
Series 2005A, RB , VRDN (Federal
National Mortgage Association LOC) ,
3.80%, 05/05/23
(a)
................ 2,465 2,465,000
New York City Housing Development Corp. ,
Series 2006A, RB , VRDN (Federal
National Mortgage Association LOC) ,
3.70%, 05/05/23
(a)
................ 8,180 8,180,000
New York City Housing Development Corp. ,
Series 2009A, RB , VRDN (Federal
Home Loan Mortgage Corp. LOC) ,
3.88%, 05/05/23
(a)
................ 6,175 6,175,000
New York City Housing Development Corp. ,
Series 2010A, RB , VRDN (Federal
Home Loan Mortgage Corp. LIQ) ,
3.88%, 05/05/23
(a)
................ 6,055 6,055,000
New York City Housing Development Corp. ,
Series 2011B, RB , VRDN (Federal
Home Loan Mortgage Corp. LOC) ,
3.85%, 05/05/23
(a)
................ 875 875,000
New York City Housing Development Corp. ,
Series 2018L-2, RB , VRDN (TD Bank NA
LIQ) , 4.00%, 05/05/23
(a)
............ 525 525,000
New York City Housing Development Corp. ,
Series 2019A-4, RB , VRDN (Royal Bank of
Canada SBPA) , 3.86%, 05/05/23
(a)
..... 3,800 3,800,000
New York City Housing Development Corp. ,
Series 2021F-3, RB , VRDN (Barclays Bank
plc SBPA) , 3.85%, 05/05/23
(a)
........ 9,000 9,000,000
Security
Par (000)
Par (000) Value
New York (continued)
New York City Industrial Development Agency ,
Series 2004B, RB , VRDN (Bank of America
NA LOC) , 3.72%, 05/01/23
(a)
......... USD 11,225 $ 11,225,000
New York City Municipal Water Finance
Authority , Series 2009CC, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
3.75%, 05/01/23
(a)
................ 10,755 10,755,000
New York City Municipal Water Finance
Authority , Series 2013AA-5, RB ,
VRDN (Mizuho Bank Ltd. SBPA) ,
3.75%, 05/01/23
(a)
................ 8,925 8,925,000
New York City Municipal Water Finance
Authority , Series 2016BB-1A, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
3.72%, 05/01/23
(a)
................ 3,900 3,900,000
New York City Transitional Finance Authority ,
Series 2003, Sub-Series A-4, RB , VRDN
(TD Bank NA SBPA) , 3.75%, 05/01/23
(a)
. 4,855 4,855,000
New York City Transitional Finance
Authority , Series 2010 Sub-Series A-4,
RB , VRDN (Barclays Bank plc SBPA) ,
3.77%, 05/01/23
(a)
................ 1,500 1,500,000
New York City Transitional Finance Authority ,
Series 2014D-3, RB , VRDN (Mizuho Bank
Ltd. SBPA) , 3.70%, 05/01/23
(a)
........ 2,000 2,000,000
New York City Transitional Finance
Authority , Series 2016 Sub-Series A-4,
RB , VRDN (Bank of America NA SBPA) ,
3.72%, 05/01/23
(a)
................ 1,200 1,200,000
New York City Trust for Cultural Resources ,
Series 2009A, RB , VRDN (JPMorgan Chase
Bank NA LOC) , 3.88%, 05/05/23
(a)
..... 3,740 3,740,000
New York Power Authority , TECP (Bank of
America NA SBPA, JPMorgan Chase Bank
NA SBPA, TD Bank NA SBPA & Wells Fargo
Bank NA SBPA) , 3.25%, 06/07/23 ..... 5,300 5,296,819
New York Power Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2023-
XL0416, RB , VRDN (Barclays Bank plc
LIQ) , 3.89%, 05/05/23
(a)(b)(c)
.......... 2,900 2,900,000
New York Power Authority, Tender Option Bond
Trust Receipts/Certificates , Series 2023-
XX1281, RB , VRDN (Barclays Bank plc
LIQ) , 3.89%, 05/05/23
(a)(b)(c)
.......... 3,000 3,000,000
New York State Dormitory Authority , Series
2002A-2, RB , VRDN (JPMorgan Chase
Bank NA SBPA) , 4.00%, 05/05/23
(a)
.... 1,555 1,555,000
New York State Dormitory Authority ,
Series 2006A, RB , VRDN (Federal
National Mortgage Association LOC) ,
3.67%, 05/05/23
(a)
................ 7,825 7,825,000
New York State Dormitory Authority , Series
2008A-1, RB , VRDN (Bank of America NA
LOC) , 3.89%, 05/05/23
(a)
............ 2,790 2,790,000
New York State Dormitory Authority , Series
2009, RB , VRDN (TD Bank NA LOC) ,
4.00%, 05/05/23
(a)
................ 2,295 2,295,000
New York State Dormitory Authority , Series
2009A, RB , VRDN , 3.45%, 05/05/23
(a)
... 8,875 8,875,000
New York State Dormitory Authority , Series
2012, RB , VRDN (HSBC Bank USA NA
LOC) , 3.90%, 05/05/23
(a)
............ 6,155 6,155,000
New York State Energy Research &
Development Authority , Series 2005A, Sub-
Series A-1, RB , VRDN (Mizuho Bank Ltd.
LOC) , 3.96%, 05/05/23
(a)
............ 3,050 3,050,000

New York Money Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Schedule of Investments
(unaudited) (continued)
April 30, 2023
Security
Par (000)
Par (000) Value
New York (continued)
New York State Energy Research &
Development Authority , Series 2005A, Sub-
Series A-3, RB , VRDN (Mizuho Bank Ltd.
LOC) , 3.88%, 05/05/23
(a)
............ USD 5,025 $ 5,025,000
New York State Environmental Facilities
Corp., Tender Option Bond Trust Receipts/
Certificates , Series 2022-XF3049,
RB , VRDN (Barclays Bank plc LIQ) ,
3.89%, 05/05/23
(a)(b)(c)
.............. 2,670 2,670,000
New York State Environmental Facilities
Corp., Tender Option Bond Trust Receipts/
Certificates , Series 2023-XF1442, RB ,
VRDN (Toronto-Dominion Bank LIQ) ,
3.89%, 05/05/23
(a)(b)(c)
.............. 3,560 3,560,000
New York State Housing Finance Agency ,
Series 2004A, RB , VRDN (Federal
National Mortgage Association LOC) ,
3.80%, 05/05/23
(a)
................ 1,750 1,750,000
New York State Housing Finance Agency ,
Series 2008A, RB , VRDN (Federal
Home Loan Mortgage Corp. LIQ) ,
3.79%, 05/05/23
(a)
................ 4,500 4,500,000
New York State Housing Finance Agency ,
Series 2009A, RB , VRDN (Federal
National Mortgage Association LOC) ,
3.89%, 05/05/23
(a)
................ 850 850,000
New York State Housing Finance Agency ,
Series 2010A, RB , VRDN (Landesbank
Hessen-Thuringen Girozentrale LOC) ,
4.02%, 05/05/23
(a)
................ 7,050 7,050,000
New York State Housing Finance Agency ,
Series 2010A, RB , VRDN (Federal
Home Loan Mortgage Corp. LIQ) ,
3.80%, 05/05/23
(a)
................ 5,000 5,000,000
New York State Housing Finance Agency ,
Series 2013A, RB , VRDN (Landesbank
Hessen-Thuringen Girozentrale LOC) ,
3.69%, 05/01/23
(a)
................ 7,000 7,000,000
New York State Housing Finance Agency ,
Series 2022G-3, RB , VRDN (Bank of
America NA SBPA) , 3.83%, 05/05/23
(a)
.. 1,985 1,985,000
New York State Personal Income Tax Bonds,
Tender Option Bond Trust Receipts/
Certificates , Series 2022-YX1250,
RB , VRDN (Barclays Bank plc LIQ) ,
3.89%, 05/05/23
(a)(b)(c)
.............. 1,730 1,730,000
New York State Personal Income Tax Bonds,
Tender Option Bond Trust Receipts/
Certificates , Series 2023-XF1450, RB ,
VRDN (Toronto-Dominion Bank LIQ) ,
3.89%, 05/05/23
(a)(b)(c)
.............. 2,590 2,590,000
New York State Personal Income Tax Bonds,
Tender Option Bond Trust Receipts/
Certificates , Series 2023-XF1496, RB ,
VRDN (Toronto-Dominion Bank LIQ) ,
3.91%, 05/05/23
(a)(b)(c)
.............. 1,525 1,525,000
New York State Personal Income Tax Bonds,
Tender Option Bond Trust Receipts/
Certificates , Series 2023-XL0414, RB ,
VRDN (Citibank NA LIQ) , 3.88%, 05/05/23
(a)
(b)(c)
.......................... 2,000 2,000,000
Security
Par (000)
Par (000) Value
New York (continued)
New York State Sales Tax Bonds, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-XG0464, RB , VRDN (JPMorgan
Chase Bank NA LIQ) , 3.85%, 05/01/23
(a)(b)(c)
USD 1,215 $ 1,215,000
New York State Thruway Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2019-XF0847, RB , VRDN (Royal
Bank of Canada LOC) , 3.89%, 05/05/23
(a)(b)(c)
1,395 1,395,000
New York State Urban Development Corp. ,
Series 2004A-3-, RB , VRDN (JPMorgan
Chase Bank NA SBPA) , 3.82%, 05/05/23
(a)
3,000 3,000,000
State of New York Mortgage Agency , Series
247, RB , VRDN (TD Bank NA SBPA) ,
3.90%, 05/05/23
(a)
................ 3,000 3,000,000
Triborough Bridge & Tunnel Authority , Series
2005, Sub-Series B-2B, RB , VRDN
(State Street Bank & Trust Co. LOC) ,
4.10%, 05/05/23
(a)
................ 5,000 5,000,000
Triborough Bridge & Tunnel Authority , Series
2005B-3, RB , VRDN (State Street Bank &
Trust Co. LOC) , 3.72%, 05/01/23
(a)
..... 4,250 4,250,000
Triborough Bridge & Tunnel Authority, Tender
Option Bond Trust Receipts/Certificates ,
Series 2023-XF1495, RB , VRDN (Toronto-
Dominion Bank LIQ) , 3.89%, 05/05/23
(a)(b)(c)
1,550 1,550,000
Trust for Cultural Resources of The City of New
York (The) , Series 2014B-1, RB, VRDN ,
3.91%, 01/12/24
(a)
................ 3,005 3,004,980
Trust for Cultural Resources of The City of New
York (The) , Series 2014B-2, RB , VRDN ,
3.91%, 10/23/23
(a)
................ 8,200 8,196,935
Yankee Stadium, Tender Option Bond Trust
Receipts/Certificates , Series 2023-XF1455,
RB , VRDN (Royal Bank of Canada LOC) ,
3.89%, 05/05/23
(a)(b)(c)
.............. 1,800 1,800,000
Yonkers Industrial Development Agency , Series
2005, RB , VRDN (JPMorgan Chase Bank
NA LOC) , 3.79%, 05/05/23
(a)
......... 6,750 6,750,000
Total Municipal Bonds — 99.1%
(Cost: $261,940,000) ............................. 261,933,734
Closed-End Investment Companies
New York — 0.9%
Nuveen New York AMT-Free Quality
Municipal Income Fund, Series 3, VRDP,
3.90%, 05/05/23
(a)(c)
............... 2,500 2,500,000
Total Closed-End Investment Companies — 0.9%
(Cost: $2,500,000) .............................. 2,500,000
Total Investments — 100.0%
(Cost: $264,440,000 )
(d)
............................ 264,433,734
Liabilities in Excess of Other Assets — (0.0)% ............ (94,433)
Net Assets — 100.0% ..............................
$ 264,339,301
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.

2023
BlackRock Semi-Annual Report to Shareholders
New York Money Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Closed-End Investment Companies ............................ $ — $ 2,500,000 $ — $ 2,500,000
Municipal Bonds ......................................... — 261,933,734 — 261,933,734
$ — $ 264,433,734 $ — $ 264,433,734

Statements of Assets and Liabilities
(unaudited)

April 30, 2023

Financial Statements
See notes to financial statements.
BlackRock Liquid
Federal Trust
Fund FedFund TempCash TempFund T-Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................... $ 3,866,593,435 $ 24,839,423,820 $ 6,311,673,693 $ 3,576,089,556 $ 4,547,137,550
Cash   ................................................ 194,484,769 6,702,757,527 285,296,239 330,165,053 5,227,314,718
Repurchase agreements, at value — unaffiliated
(b)
................... — 108,697,921,875 5,602,000,000 1,799,000,000 86,971,346,250
Receivables: – – – – –
Investments sold ....................................... 8,205,125 — — — —
Capital shares sold ...................................... 3,647,269 1,444,340,587 80,579,629 (702,151) 84,545,007
Interest — unaffiliated .................................... 9,926,165 107,987,404 25,371,036 18,176,355 38,708,185
Prepaid expenses ........................................ 627,146 95,803,783 623,156 5,537,561 36,651,905
Total assets ............................................
4,083,483,909 141,888,234,996 12,305,543,753 5,728,266,374 96,905,703,615
LIABILITIES
Payables: – – – – –
Investments purchased ................................... 240,296,561 3,034,447,962 — — 1,991,170,377
Capital shares redeemed .................................. 1,117,879 1,452,930,652 23,284,505 — 17,466,904
Custodian fees ......................................... 30,132 357,044 25,122 36,806 266,448
Income dividend distributions ............................... 11,065,691 326,611,362 44,335,445 3,674,001 234,236,022
Management fees ....................................... 1,046,734 36,858,821 3,375,824 1,607,884 25,463,760
Trustees' and Officer's fees ................................ 2,831 41,395 — 1,072 29,561
Professional fees ....................................... 33,614 238,659 45,345 52,475 192,303
Registration fees ....................................... 156,669 5,464,974 104,544 1,196,660 2,549,821
Service and distribution fees ................................ 373,159 97,683,140 101 5,544,431 36,809,055
Transfer agent fees ..................................... 49,630 465,030 48,038 153,705 498,108
Other accrued expenses .................................. 25,150 65,353 — 7,837 40,733
Total liabilities ...........................................
254,198,050 4,955,164,392 71,218,924 12,274,871 2,308,723,092
NET ASSETS ...........................................
$ 3,829,285,859 $ 136,933,070,604 $ 12,234,324,829 $ 5,715,991,503 $ 94,596,980,523
NET ASSETS CONSIST OF:
Paid-in capital ........................................... $ 3,829,571,407 $ 137,019,555,757 $ 12,236,948,586 $ 5,717,363,160 $ 94,648,747,950
Accumulated loss ........................................ (285,548) (86,485,153) (2,623,757) (1,371,657) (51,767,427)
NET ASSETS ...........................................
$ 3,829,285,859 $ 136,933,070,604 $ 12,234,324,829 $ 5,715,991,503 $ 94,596,980,523
(a)
  Investments, at cost — unaffiliated ........................... $ 3,866,593,435 $ 24,839,423,820 $ 6,313,189,761 $ 3,576,686,471 $ 4,547,137,550
(b)
  Repurchase agreements, at cost — unaffiliated .................. $ — $ 108,697,921,875 $ 5,602,000,000 $ 1,799,000,000 $ 86,971,346,250

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Liquid
Federal Trust Fund FedFund TempCash TempFund T-Fund
NET ASSET VALUE
Institutional
Net assets ............................................
$ 3,742,224,554 $ 115,723,750,724 $ 11,641,840,879 $ 4,916,276,524 $ 86,654,141,530
Shares outstanding .....................................
3,742,496,222 115,796,971,018 11,638,992,946 4,914,557,201 86,701,516,598
Net asset value ........................................
$ 1.00 $ 1.00 $ 1.0002 $ 1.0003 $ 1.00
Shares authorized ......................................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ............................................
$ — $ — $ — $ — $ —
Administration
Net assets ............................................
$ 35,184,186 $ 9,501,387,418 $ — $ 17,602,570 $ 4,524,812,845
Shares outstanding .....................................
35,186,736 9,507,378,017 — 17,595,947 4,527,282,159
Net asset value ........................................
$ 1.00 $ 1.00 $ — $ 1.0004 $ 1.00
Shares authorized ......................................
Unlimited Unlimited — Unlimited Unlimited
Par value ............................................
$ — $ — $ — $ — $ —
Bancroft Capital
Net assets ............................................
$ 51,441 $ — $ — $ — $ —
Shares outstanding .....................................
51,445 — — — —
Net asset value ........................................
$ 1.00 $ — $ — $ — $ —
Shares authorized ......................................
Unlimited — — — —
Par value ............................................
$ — $ — $ — $ — $ —
Cabrera Capital Markets
Net assets ............................................
$ 51,441 $ — $ — $ 178,062 $ —
Shares outstanding .....................................
51,445 — — 177,992 —
Net asset value ........................................
$ 1.00 $ — $ — $ 1.0004 $ —
Shares authorized ......................................
Unlimited — — Unlimited —
Par value ............................................
$ — $ — $ — $ — $ —
Capital
Net assets ............................................
$ — $ 4,813,141 $ — $ 132,269,307 $ 135,419,456
Shares outstanding .....................................
— 4,816,174 — 132,216,079 135,493,383
Net asset value ........................................
$ — $ 1.00 $ — $ 1.0004 $ 1.00
Shares authorized ......................................
— Unlimited — Unlimited Unlimited
Par value ............................................
$ — $ — $ — $ — $ —
Cash Management
Net assets ............................................
$ 10,757,964 $ 633,762,783 $ — $ 525,257,924 $ 700,236,785
Shares outstanding .....................................
10,758,744 634,161,883 — 525,066,268 700,619,404
Net asset value ........................................
$ 1.00 $ 1.00 $ — $ 1.0004 $ 1.00
Shares authorized ......................................
Unlimited Unlimited — Unlimited Unlimited
Par value ............................................
$ — $ — $ — $ — $ —
Cash Reserve
Net assets ............................................
$ — $ 4,417,558,051 $ — $ 12,497,190 $ 66,940,067
Shares outstanding .....................................
— 4,420,350,050 — 12,491,977 66,976,716
Net asset value ........................................
$ — $ 1.00 $ — $ 1.0004 $ 1.00
Shares authorized ......................................
— Unlimited — Unlimited Unlimited
Par value ............................................
$ — $ — $ — $ — $ —
Dollar
Net assets ............................................
$ 7,064,898 $ 3,294,050,789 $ 18,455 $ 111,281,215 $ 1,542,051,905
Shares outstanding .....................................
7,065,412 3,296,129,916 18,450 111,239,638 1,542,895,277
Net asset value ........................................
$ 1.00 $ 1.00 $ 1.0002 $ 1.0004 $ 1.00
Shares authorized ......................................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ............................................
$ — $ — $ — $ — $ —
Great Pacific
Net assets ............................................
$ 51,423 $ — $ 592,429,007 $ — $ —
Shares outstanding .....................................
51,427 — 592,313,972 — —
Net asset value ........................................
$ 1.00 $ — $ 1.0002 $ — $ —
Shares authorized ......................................
Unlimited — Unlimited — —
Par value ............................................
$ — $ — $ — $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2023

Financial Statements
See notes to financial statements.
BlackRock Liquid
Federal Trust Fund FedFund TempCash TempFund T-Fund
Mischler Financial Group
Net assets ............................................
$ 4,935,635 $ 1,431,327,160 $ — $ — $ —
Shares outstanding .....................................
4,935,993 1,432,229,394 — — —
Net asset value ........................................
$ 1.00 $ 1.00 $ — $ — $ —
Shares authorized ......................................
Unlimited Unlimited — — —
Par value ............................................
$ — $ — $ — $ — $ —
Penserra
Net assets ............................................
$ 801,384 $ — $ — $ — $ —
Shares outstanding .....................................
801,442 — — — —
Net asset value ........................................
$ 1.00 $ — $ — $ — $ —
Shares authorized ......................................
Unlimited — — — —
Par value ............................................
$ — $ — $ — $ — $ —
Premier
Net assets ............................................
$ — $ 1,513,943,743 $ 36,488 $ — $ 923,021,805
Shares outstanding .....................................
— 1,514,911,412 36,478 — 923,526,055
Net asset value ........................................
$ — $ 1.00 $ 1.0003 $ — $ 1.00
Shares authorized ......................................
— Unlimited Unlimited — Unlimited
Par value ............................................
$ — $ — $ — $ — $ —
Private Client
Net assets ............................................
$ — $ 257,813 $ — $ 628,711 $ —
Shares outstanding .....................................
— 257,975 — 628,460 —
Net asset value ........................................
$ — $ 1.00 $ — $ 1.0004 $ —
Shares authorized ......................................
— Unlimited — Unlimited —
Par value ............................................
$ — $ — $ — $ — $ —
Select
Net assets ............................................
$ — $ 319,027,722 $ — $ — $ 50,356,130
Shares outstanding .....................................
— 319,228,664 — — 50,383,605
Net asset value ........................................
$ — $ 1.00 $ — $ — $ 1.00
Shares authorized ......................................
— Unlimited — — Unlimited
Par value ............................................
$ — $ — $ — $ — $ —
Stern Brothers
Net assets ............................................
$ 52,148 $ 52,156 $ — $ — $ —
Shares outstanding .....................................
52,152 52,189 — — —
Net asset value ........................................
$ 1.00 $ 1.00 $ — $ — $ —
Shares authorized ......................................
Unlimited Unlimited — — —
Par value ............................................
$ — $ — $ — $ — $ —
Tigress
Net assets ............................................
$ 28,110,785 $ 4,559,818 $ — $ — $ —
Shares outstanding .....................................
28,112,828 4,562,688 — — —
Net asset value ........................................
$ 1.00 $ 1.00 $ — $ — $ —
Shares authorized ......................................
Unlimited Unlimited — — —
Par value ............................................
$ — $ — $ — $ — $ —
WestCap
Net assets ............................................
$ — $ 88,579,286 $ — $ — $ —
Shares outstanding .....................................
— 88,635,054 — — —
Net asset value ........................................
$ — $ 1.00 $ — $ — $ —
Shares authorized ......................................
— Unlimited — — —
Par value ............................................
$ — $ — $ — $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
Treasury Trust
Fund MuniCash
California Money
Fund
New York Money
Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 104,453,018,719 $ 3,113,826,609 $ 342,726,037 $ 264,433,734
Cash   ............................................................... 8,499,906,824 130,700 88,873 480,363
Receivables: – – – –
Investments sold ...................................................... 8,599,526,290 — — —
Capital shares sold ..................................................... 3,876,526 2,410,410 101,977 440,227
Interest — unaffiliated ................................................... 165,659,420 14,803,443 1,205,201 691,291
Prepaid expenses ....................................................... 15,077,078 282,846 13,572 44,961
Total assets ...........................................................
121,737,064,857 3,131,454,008 344,135,660 266,090,576
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 18,827,493,735 31,279,686 — 400,785
Capital shares redeemed ................................................. 1,516,705 1,946,887 64,680 770,000
Custodian fees ........................................................ 389,591 45,872 5,946 3,343
Income dividend distributions .............................................. 227,103,714 3,087,759 122,458 445,639
Management fees ...................................................... 27,822,802 1,092,076 111,308 54,744
Trustees' and Officer's fees ............................................... 22,695 1,527 394 442
Professional fees ...................................................... 93,589 50,992 51,685 32,242
Registration fees ...................................................... 4,339,577 41,064 77,588 23,219
Service and distribution fees ............................................... 14,749,018 19,587 1,375 269
Transfer agent fees .................................................... 79,577 20,067 942 941
Other accrued expenses ................................................. 722,085 14,694 19,368 19,651
Total liabilities ..........................................................
19,104,333,088 37,600,211 455,744 1,751,275
NET ASSETS ..........................................................
$ 102,632,731,769 $ 3,093,853,797 $ 343,679,916 $ 264,339,301
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 102,624,249,005 $ 3,094,317,504 $ 343,708,247 $ 264,340,758
Accumulated earnings (loss) ................................................ 8,482,764 (463,707) (28,331) (1,457)
NET ASSETS ..........................................................
$ 102,632,731,769 $ 3,093,853,797 $ 343,679,916 $ 264,339,301
(a)
  Investments, at cost — unaffiliated .......................................... $ 104,453,018,719 $ 3,114,291,535 $ 342,755,785 $ 264,440,000

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2023

Financial Statements
See notes to financial statements.
Treasury Trust
Fund MuniCash
California Money
Fund
New York Money
Fund
NET ASSET VALUE
Institutional
Net assets ...........................................................
$ 99,737,808,107 $ 3,091,854,615 $ 343,679,916 $ 264,339,301
Shares outstanding ....................................................
99,729,560,009 3,092,115,085 343,939,654 264,338,270
Net asset value .......................................................
$ 1.00 $ 0.9999 $ 0.9992 $ 1.0000
Shares authorized .....................................................
Unlimited Unlimited Unlimited Unlimited
Par value ...........................................................
$ — $ — $ — $ —
Administration
Net assets ...........................................................
$ 448,980,082 $ — $ — $ —
Shares outstanding ....................................................
448,942,730 — — —
Net asset value .......................................................
$ 1.00 $ — $ — $ —
Shares authorized .....................................................
Unlimited — — —
Par value ...........................................................
$ — $ — $ — $ —
Capital
Net assets ...........................................................
$ 231,414,459 $ — $ — $ —
Shares outstanding ....................................................
231,395,827 — — —
Net asset value .......................................................
$ 1.00 $ — $ — $ —
Shares authorized .....................................................
Unlimited — — —
Par value ...........................................................
$ — $ — $ — $ —
Cash Management
Net assets ...........................................................
$ 14,675,963 $ — $ — $ —
Shares outstanding ....................................................
14,674,767 — — —
Net asset value .......................................................
$ 1.00 $ — $ — $ —
Shares authorized .....................................................
Unlimited — — —
Par value ...........................................................
$ — $ — $ — $ —
Cash Reserve
Net assets ...........................................................
$ 119,502,183 $ — $ — $ —
Shares outstanding ....................................................
119,492,426 — — —
Net asset value .......................................................
$ 1.00 $ — $ — $ —
Shares authorized .....................................................
Unlimited — — —
Par value ...........................................................
$ — $ — $ — $ —
Dollar
Net assets ...........................................................
$ 1,910,205,892 $ 1,999,182 $ — $ —
Shares outstanding ....................................................
1,910,053,139 1,999,391 — —
Net asset value .......................................................
$ 1.00 $ 0.9999 $ — $ —
Shares authorized .....................................................
Unlimited Unlimited — —
Par value ...........................................................
$ — $ — $ — $ —
Select
Net assets ...........................................................
$ 170,145,083 $ — $ — $ —
Shares outstanding ....................................................
170,130,107 — — —
Net asset value .......................................................
$ 1.00 $ — $ — $ —
Shares authorized .....................................................
Unlimited — — —
Par value ...........................................................
$ — $ — $ — $ —

Statements of Operations
(unaudited)
Six Months Ended April 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock
Liquid Federal
Trust Fund FedFund TempCash TempFund T-Fund
INVESTMENT INCOME – – – – –
Interest — unaffiliated .................................... $ 99,119,692 $ 2,824,498,710 $ 253,201,500 $ 159,357,143 $ 1,961,086,400
Total investment income ....................................
99,119,692 2,824,498,710 253,201,500 159,357,143 1,961,086,400
EXPENSES
Management .......................................... 5,039,099 119,042,743 11,903,947 8,264,970 82,868,614
Registration .......................................... 157,786 865,098 350,236 116,887 465,910
Transfer agent ......................................... 108,556 738,309 68,373 318,845 232,659
Service and distribution — class specific ....................... 53,364 26,180,633 22 1,506,928 9,770,739
Professional .......................................... 42,022 232,954 37,963 43,760 174,705
Printing and postage .................................... 30,477 21,914 15,575 17,432 18,708
Custodian ............................................ 29,936 389,913 43,173 48,693 290,225
Trustees and Officer ..................................... 22,074 169,088 24,996 26,888 152,568
Miscellaneous ......................................... 41,244 320,750 42,216 46,044 262,078
Total expenses ..........................................
5,524,558 147,961,402 12,486,501 10,390,447 94,236,206
Less: – – – – –
Fees waived and/or reimbursed by the Manager .................. (1,433,634) (10,550,342) (2,760,358) (2,612,283) (7,231,764)
Service and distribution fees waived and/or reimbursed — class specific .. (112) (49,259) — (4,346) (4,168)
Total expenses after fees waived and/or reimbursed .................
4,090,812 137,361,801 9,726,143 7,773,818 87,000,274
Net investment income .....................................
95,028,880 2,687,136,909 243,475,357 151,583,325 1,874,086,126
REALIZED AND UNREALIZED GAIN (LOSS) $ 495,043 $ (48,165,162) $ 2,286,733 $ 3,453,224 $ (31,682,347)
Net realized gain (loss) from investments ....................... 495,043 (48,165,162) 50,939 (81,756) (31,682,347)
Net change in unreal ized appreciation on investments .............. — — 2,235,794 3,534,980 —
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 95,523,923 $ 2,638,971,747 $ 245,762,090 $ 155,036,549 $ 1,842,403,779
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2023

Financial Statements
Treasury Trust
Fund MuniCash
California
Money Fund
New York
Money Fund
INVESTMENT INCOME – – – –
Interest — unaffiliated ................................................... $ 2,122,599,127 $ 41,959,463 $ 3,918,329 $ 3,193,782
Total investment income ...................................................
2,122,599,127 41,959,463 3,918,329 3,193,782
EXPENSES
Management ......................................................... 91,208,109 4,712,422 661,326 454,590
Service and distribution — class specific ...................................... 2,827,259 2,895 — —
Custodian ........................................................... 558,916 33,096 6,077 6,444
Registration ......................................................... 455,705 112,687 6,373 55,733
Transfer agent ........................................................ 247,790 16,674 678 954
Trustees and Officer .................................................... 152,568 14,159 3,953 3,750
Professional ......................................................... 150,208 34,415 36,929 32,933
Printing and postage ................................................... 17,164 15,286 15,810 15,926
Miscellaneous ........................................................ 211,185 20,172 3,621 3,756
Total expenses .........................................................
95,828,904 4,961,806 734,767 574,086
Less: – – – –
Fees waived and/or reimbursed by the Manager ................................. (7,939,462) (1,728,554) (382,001) (331,581)
Service and distribution fees waived and/or reimbursed — class specific ................. (180,505) — — —
Total expenses after fees waived and/or reimbursed ................................
87,708,937 3,233,252 352,766 242,505
Net investment income ....................................................
2,034,890,190 38,726,211 3,565,563 2,951,277
REALIZED AND UNREALIZED GAIN (LOSS) $ 12,734,810 $ 385,060 $ (2,532) $ (1,219)
Net realized gain from investments .......................................... 12,734,811 1,403 1,061 4,808
Net change in unrealized appreciation (depreciation) on investments ................... — 383,658 (3,593) (6,027)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 2,047,625,001 $ 39,111,272 $ 3,563,031 $ 2,950,058
See notes to financial statements.

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Liquid Federal Trust Fund FedFund
Six Months Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Six Months Ended
04/30/23
(unaudited)
Year Ended
10/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ................................................ $ 95,028,880 $ 48,619,419 $ 2,687,136,909 $ 1,390,465,990
Net realized gain (loss) ................................................ 495,043 (690,428) (48,165,162) (36,843,185)
Net increase in net assets resulting from operations ...............................
95,523,923 47,928,991 2,638,971,747 1,353,622,805
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ....................................................... (93,812,977) (48,537,193) (2,129,495,962) (1,077,596,668)
  Administration ..................................................... (498,419) (203,462) (328,160,616) (213,403,476)
  Bancroft Capital .................................................... (1,021) (424) — —
  Cabrera Capital Markets .............................................. (1,021) (424) — —
  Capital .......................................................... — — (88,259) (3,026,915)
  Cash Management .................................................. (213,527) (78,794) (11,948,362) (4,284,003)
  Cash Reserve ..................................................... — (3) (90,724,879) (35,255,621)
  Dollar ........................................................... (160,970) (53,184) (68,903,645) (27,091,528)
  Great Pacific ...................................................... (1,020) (407) — —
Mischler Financial Group .............................................. (93,112) (68,040) (19,713,323) (11,486,407)
Penserra ......................................................... (8,972) (422) — —
  Premier .......................................................... — — (29,628,806) (18,686,982)
  Private Client ...................................................... — — (4,613) (1,554)
  Select ........................................................... — — (7,778,565) (3,107,617)
  Stern Brothers ..................................................... (1,861) (291) (1,890) (299)
  Tigress .......................................................... (235,980) (1,074) (102,724) (743)
WestCap ......................................................... — — (585,265) (269)
Decrease in net assets resulting from distributions to shareholders .....................
(95,028,880) (48,943,718) (2,687,136,909) (1,393,942,082)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .............
(1,351,943,231) 160,508,937 (9,323,750,883) (21,212,578,366)
NET ASSETS
Total increase (decrease) in net assets ....................................... (1,351,448,188) 159,494,210 (9,371,916,045) (21,252,897,643)
Beginning of period ....................................................
5,180,734,047 5,021,239,837 146,304,986,649 167,557,884,292
End of period ........................................................
$ 3,829,285,859 $ 5,180,734,047 $ 136,933,070,604 $ 146,304,986,649
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
TempCash TempFund
Six Months Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Six Months Ended
04/30/23
(unaudited)
Year Ended
10/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 243,475,357 $ 65,593,917 $ 151,583,325 $ 74,680,071
Net realized gain (loss) .................................................... 50,939 12,497 (81,756) 10,023
Net change in unrealized appreciation (depreciation) ................................ 2,235,794 (3,932,958) 3,534,980 (4,441,139)
Net increase in net assets resulting from operations ...................................
245,762,090 61,673,456 155,036,549 70,248,955
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (236,183,419) (65,593,405) (136,292,023) (69,791,863)
  Administration ......................................................... — — (475,005) (150,396)
  Cabrera Capital Markets .................................................. — — (2,644) (495)
  Capital .............................................................. — — (2,090,518) (62,777)
  Cash Management ...................................................... — — (10,272,088) (3,801,518)
  Cash Reserve ......................................................... — — (344,559) (82,973)
  Dollar ............................................................... (375) (150) (2,086,927) (953,713)
  Great Pacific .......................................................... (7,290,768) — — —
  Premier .............................................................. (795) (362) — —
  Private Client .......................................................... — — (19,561) (7,842)
Decrease in net assets resulting from distributions to shareholders .........................
(243,475,357) (65,593,917) (151,583,325) (74,851,577)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
3,573,432,704 2,875,694,021 (1,628,277,654) (1,309,031,942)
NET ASSETS
Total increase (decrease) in net assets ........................................... 3,575,719,437 2,871,773,560 (1,624,824,430) (1,313,634,564)
Beginning of period ........................................................
8,658,605,392 5,786,831,832 7,340,815,933 8,654,450,497
End of period ............................................................
$ 12,234,324,829 $ 8,658,605,392 $ 5,715,991,503 $ 7,340,815,933
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
T-Fund Treasury Trust Fund
Six Months Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Six Months Ended
04/30/23
(unaudited)
Year Ended
10/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................. $ 1,874,086,126 $ 936,985,893 $ 2,034,890,190 $ 903,323,482
Net realized gain (loss) .............................................. (31,682,347) (20,182,880) 12,734,811 2,426,101
Net increase in net assets resulting from operations .............................
1,842,403,779 916,803,013 2,047,625,001 905,749,583
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ..................................................... (1,596,996,167) (772,514,168) (1,998,315,664) (893,603,138)
  Administration ................................................... (212,955,852) (143,818,630) (8,549,758) (3,879,189)
  Capital ........................................................ (1,661,702) (952,166) (2,102,557) (101,615)
  Cash Management ................................................ (14,282,191) (5,473,066) (235,184) (156,314)
  Cash Reserve ................................................... (1,660,876) (782,324) (1,834,931) (502,788)
  Dollar ......................................................... (31,232,800) (11,632,288) (24,489,572) (7,124,384)
  Premier ........................................................ (14,575,387) (2,939,940) — —
  Select ......................................................... (721,151) (135,326) (3,029,638) (2,012,121)
Decrease in net assets resulting from distributions to shareholders ...................
(1,874,086,126) (938,247,908) (2,038,557,304) (907,379,549)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........
(6,663,476,469) (19,885,886,464) (5,662,151,260) 7,255,815,540
NET ASSETS
Total increase (decrease) in net assets ..................................... (6,695,158,816) (19,907,331,359) (5,653,083,563) 7,254,185,574
Beginning of period ..................................................
101,292,139,339 121,199,470,698 108,285,815,332 101,031,629,758
End of period ......................................................
$ 94,596,980,523 $ 101,292,139,339 $ 102,632,731,769 $ 108,285,815,332
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
MuniCash California Money Fund
Six Months Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Six Months Ended
04/30/23
(unaudited)
Year Ended
10/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 38,726,211 $ 20,242,474 $ 3,565,563 $ 1,059,497
Net realized gain ........................................................ 1,403 60,574 1,061 2,729
Net change in unrealized appreciation (depreciation) ................................ 383,658 (787,449) (3,593) (24,988)
Net increase in net assets resulting from operations ...................................
39,111,272 19,515,599 3,563,031 1,037,238
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (38,701,666) (20,457,399) (3,565,563) (1,228,434)
  Dollar ............................................................... (24,545) (14,473) — —
Decrease in net assets resulting from distributions to shareholders .........................
(38,726,211) (20,471,872) (3,565,563) (1,228,434)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(502,082,407) (1,777,099,677) 26,121,712 110,594,977
NET ASSETS
Total increase (decrease) in net assets ........................................... (501,697,346) (1,778,055,950) 26,119,180 110,403,781
Beginning of period ........................................................
3,595,551,143 5,373,607,093 317,560,736 207,156,955
End of period ............................................................
$ 3,093,853,797 $ 3,595,551,143 $ 343,679,916 $ 317,560,736
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
New York Money Fund
Six Months Ended
04/30/23
(unaudited)
Year Ended
10/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 2,951,277 $ 849,816
Net realized gain ...................................................................................... 4,808 —
Net change in unrealized appreciation (depreciation) .............................................................. (6,027) 1,000
Net increase in net assets resulting from operations .................................................................
2,950,058 850,816
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ......................................................................................... (2,951,277) (849,816)
Decrease in net assets resulting from distributions to shareholders .......................................................
(2,951,277) (849,816)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .......................................................
65,381,251 139,158,163
NET ASSETS
Total increase in net assets ................................................................................. 65,380,032 139,159,163
Beginning of period ......................................................................................
198,959,269 59,800,106
End of period ..........................................................................................
$ 264,339,301 $ 198,959,269
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Institutional
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0198  0.0077  0.0000
(a)
0.0051  0.0214  0.0151
Net realized and unrealized gain (loss) ................
0.0003  0.0007
(b)
0.0001  0.0014  0.0000
(a)
(0.0001)
Net increase from investment operations ................ 0.0201  0.0084  0.0001  0.0065  0.0214  0.0150
Distributions
(c)
– – – – – –
From net investment income ......................
(0.0201) (0.0084) (0.0000)
(d)
(0.0064) (0.0214) (0.0150)
From net realized gain ...........................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
—
Total distributions ............................... (0.0201) (0.0084) (0.0001) (0.0065) (0.0214) (0.0150)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value .......................... 2.02%
(f)
0.85% 0.02% 0.65% 2.16% 1.51%
Ratios to Average Net Assets
Total expenses .................................
0.23%
(g)
0.22% 0.23% 0.23% 0.25% 0.24%
Total expenses after fees waived and/or reimbursed ........
0.17%
(g)
0.13% 0.09% 0.17% 0.17% 0.17%
Net investment income ...........................
4.00%
(g)
0.77% 0.00%
(h)
0.51% 2.14% 1.51%
Supplemental Data
Net assets, end of period (000) ...................... $ 3,742,225  $ 5,117,999  $ 4,912,973  $ 4,488,126  $ 3,442,530  $ 2,996,754
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Administration
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0197  0.0043  0.0000
(a)
0.0051  0.0204  0.0140
Net realized and unrealized gain (loss) ................
(0.0001)
(b)
0.0035
(b)
0.0001  0.0006  0.0000
(a)
0.0000
(a)
Net increase from investment operations ................ 0.0196  0.0078  0.0001  0.0057  0.0204  0.0140
Distributions
(c)
– – – – – –
From net investment income ......................
(0.0196) (0.0078) (0.0000)
(d)
(0.0056) (0.0204) (0.0140)
From net realized gain ...........................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
—
Total distributions ............................... (0.0196) (0.0078) (0.0001) (0.0057) (0.0204) (0.0140)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value .......................... 1.97%
(f)
0.78% 0.02% 0.57% 2.06% 1.41%
Ratios to Average Net Assets
Total expenses .................................
0.33%
(g)
0.32% 0.33% 0.33% 0.35% 0.34%
Total expenses after fees waived and/or reimbursed ........
0.27%
(g)
0.15% 0.08% 0.24% 0.27% 0.27%
Net investment income ...........................
3.98%
(g)
0.43% 0.00%
(h)
0.51% 2.05% 1.40%
Supplemental Data
Net assets, end of period (000) ...................... $ 35,184  $ 24,112  $ 87,091  $ 78,219  $ 80,271  $ 75,807
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Bancroft Capital
Six Months
Ended
04/30/23
(unaudited)
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period .........................................................................
$ 1.00  $ 1.00
Net investment income ..................................................................................
0.0201  0.0084
Net realized and unrealized gain ............................................................................
0.0000
(b)
(0.0000)
(c)
Net increase from investment operations ........................................................................ 0.0201  0.0084
Distributions
(d)
– –
From net investment income ..............................................................................
(0.0201) (0.0084)
From net realized gain ...................................................................................
—  (0.0000)
(c)
Total distributions ....................................................................................... (0.0201) (0.0084)
Net asset value, end of period .............................................................................. $ 1.00  $ 1.00
Total Return
(e)
— —
Based on net asset value .................................................................................. 2.02%
(f)
0.85%
(f)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.23%
(g)
0.22%
(g)
Total expenses after fees waived and/or reimbursed ................................................................
0.17%
(g)
0.13%
(g)
Net investment income ...................................................................................
4.05%
(g)
0.85%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 51  $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Cabrera Capital Markets
Six Months
Ended
04/30/23
(unaudited)
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period .........................................................................
$ 1.00  $ 1.00
Net investment income ..................................................................................
0.0201  0.0084
Net realized and unrealized gain ............................................................................
0.0000
(b)
(0.0000)
(c)
Net increase from investment operations ........................................................................ 0.0201  0.0084
Distributions
(d)
– –
From net investment income ..............................................................................
(0.0201) (0.0084)
From net realized gain ...................................................................................
—  (0.0000)
(c)
Total distributions ....................................................................................... (0.0201) (0.0084)
Net asset value, end of period .............................................................................. $ 1.00  $ 1.00
Total Return
(e)
— —
Based on net asset value .................................................................................. 2.02%
(f)
0.85%
(f)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.23%
(g)
0.22%
(g)
Total expenses after fees waived and/or reimbursed ................................................................
0.17%
(g)
0.13%
(g)
Net investment income ...................................................................................
4.05%
(g)
0.85%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 51  $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Cash Management
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0174  0.0051  0.0000
(a)
0.0022  0.0164  0.0099
Net realized and unrealized gain ....................
0.0002  0.0006
(b)
0.0001  0.0016  0.0000
(a)
0.0001
Net increase from investment operations ................ 0.0176  0.0057  0.0001  0.0038  0.0164  0.0100
Distributions
(c)
– – – – – –
From net investment income ......................
(0.0176) (0.0057) (0.0000)
(d)
(0.0037) (0.0164) (0.0100)
From net realized gain ...........................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
—
Total distributions ............................... (0.0176) (0.0057) (0.0001) (0.0038) (0.0164) (0.0100)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value .......................... 1.77%
(f)
0.57% 0.02% 0.38% 1.65% 1.01%
Ratios to Average Net Assets
Total expenses .................................
0.73%
(g)
0.72% 0.73% 0.73% 0.75% 0.74%
Total expenses after fees waived and/or reimbursed ........
0.67%
(g)
0.39% 0.08% 0.36% 0.67% 0.67%
Net investment income ...........................
3.50%
(g)
0.51% 0.00%
(h)
0.22% 1.65% 0.99%
Supplemental Data
Net assets, end of period (000) ...................... $ 10,758  $ 14,435  $ 10,191  $ 10,809  $ 11,839  $ 13,175
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Dollar
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period ................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................
0.0193  0.0084  0.0000
(a)
0.0032  0.0189  0.0116
Net realized and unrealized gain (loss) ...............
(0.0005)
(b)
(0.0015) 0.0001  0.0018  0.0000
(a)
0.0009
Net increase from investment operations ............... 0.0188  0.0069  0.0001  0.0050  0.0189  0.0125
Distributions
(c)
– – – – – –
From net investment income .....................
(0.0188) (0.0069) (0.0000)
(d)
(0.0049) (0.0189) (0.0125)
From net realized gain ..........................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
—
Total distributions .............................. (0.0188) (0.0069) (0.0001) (0.0050) (0.0189) (0.0125)
Net asset value, end of period ..................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value ......................... 1.90%
(f)
0.70% 0.02% 0.49% 1.91% 1.26%
Ratios to Average Net Assets
Total expenses ................................
0.48%
(g)
0.47% 0.48% 0.48% 0.50% 0.49%
Total expenses after fees waived and/or reimbursed .......
0.42%
(g)
0.29% 0.09% 0.29% 0.42% 0.42%
Net investment income ..........................
3.89%
(g)
0.84% 0.00%
(h)
0.32% 1.90% 1.16%
Supplemental Data
Net assets, end of period (000) ..................... $ 7,065  $ 15,765  $ 10,977  $ 30,848  $ 11,152  $ 13,751
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Great Pacific
Six Months
Ended
04/30/23
(unaudited)
Period from
05/02/22
(a)
to 10/31/22
Net asset value, beginning of period .........................................................................
$ 1.00  $ 1.00
Net investment income ..................................................................................
0.0201  0.0081
Net realized and unrealized gain ............................................................................
0.0000
(b)
(0.0000)
(c)
Net increase from investment operations ........................................................................ 0.0201  0.0081
Distributions from net investment income
(d)
.................................................................... (0.0201) (0.0081)
Net asset value, end of period .............................................................................. $ 1.00  $ 1.00
Total Return
(e)
— —
Based on net asset value .................................................................................. 2.02%
(f)
0.81%
(f)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.23%
(g)
0.22%
(g)
Total expenses after fees waived and/or reimbursed ................................................................
0.17%
(g)
0.17%
(g)
Net investment income ...................................................................................
4.05%
(g)
1.62%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 51  $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Mischler Financial Group
Six Months
Ended
04/30/23
(unaudited)
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period .........................................................................
$ 1.00  $ 1.00
Net investment income ..................................................................................
0.0201  0.0089
Net realized and unrealized loss ............................................................................
0.0000
(b)
(0.0005)
Net increase from investment operations ........................................................................ 0.0201  0.0084
Distributions
(c)
– –
From net investment income ..............................................................................
(0.0201) (0.0084)
From net realized gain ...................................................................................
—  (0.0000)
(d)
Total distributions ....................................................................................... (0.0201) (0.0084)
Net asset value, end of period .............................................................................. $ 1.00  $ 1.00
Total Return
(e)
— —
Based on net asset value .................................................................................. 2.02%
(f)
0.85%
(f)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.23%
(g)
0.22%
(g)
Total expenses after fees waived and/or reimbursed ................................................................
0.17%
(g)
0.17%
(g)
Net investment income ...................................................................................
4.06%
(g)
0.89%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 4,936  $ 5,120
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Penserra
Six Months
Ended
04/30/23
(unaudited)
Period from
01/21/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................................
$ 1.00  $ 1.00
Net investment income .................................................................................
0.0218  0.0084
Net realized and unrealized loss ...........................................................................
(0.0017)
(b)
(0.0000)
(c)
Net increase from investment operations ....................................................................... 0.0201  0.0084
Distributions from net investment income
(d)
................................................................... (0.0201) (0.0084)
Net asset value, end of period ............................................................................. $ 1.00  $ 1.00
Total Return
(e)
— —
Based on net asset value ................................................................................. 2.02%
(f)
0.84%
(f)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.24%
(g)
0.22%
(g)
Total expenses after fees waived and/or reimbursed ...............................................................
0.17%
(g)
0.15%
(g)
Net investment income ..................................................................................
4.40%
(g)
1.08%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 801  $ 50
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Stern Brothers
Six Months
Ended
04/30/23
(unaudited)
Period from
08/01/22
(a)
to 10/31/22
Net asset value, beginning of period .........................................................................
$ 1.00  $ 1.00
Net investment income ..................................................................................
0.0201  0.0058
Net realized and unrealized gain ............................................................................
0.0000
(b)
(0.0000)
(c)
Net increase from investment operations ........................................................................ 0.0201  0.0058
Distributions from net investment income
(d)
.................................................................... (0.0201) (0.0058)
Net asset value, end of period .............................................................................. $ 1.00  $ 1.00
Total Return
(e)
— —
Based on net asset value .................................................................................. 2.03%
(f)
0.58%
(f)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.23%
(g)
0.23%
(g)
Total expenses after fees waived and/or reimbursed ................................................................
0.17%
(g)
0.17%
(g)
Net investment income ...................................................................................
4.06%
(g)
2.31%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 52  $ 50
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Tigress
Six Months
Ended
04/30/23
(unaudited)
Period from
09/30/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................................
$ 1.00  $ 1.00
Net investment income .................................................................................
0.0218  0.0026
Net realized and unrealized loss ...........................................................................
(0.0017)
(b)
(0.0004)
Net increase from investment operations ....................................................................... 0.0201  0.0022
Distributions from net investment income
(c)
................................................................... (0.0201) (0.0022)
Net asset value, end of period ............................................................................. $ 1.00  $ 1.00
Total Return
(d)
— —
Based on net asset value ................................................................................. 2.02%
(e)
0.22%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.24%
(f)
0.25%
(f)
Total expenses after fees waived and/or reimbursed ...............................................................
0.17%
(f)
0.17%
(f)
Net investment income ..................................................................................
4.40%
(f)
2.91%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 28,111  $ 3,051
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

FedFund
Institutional
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period ..................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...........................
0.0206  0.0084  0.0002  0.0054  0.0217  0.0152
Net realized and unrealized gain .....................
(0.0000)
(a)
0.0006
(b)
0.0001  0.0010  0.0001  0.0001
Net increase from investment operations ................. 0.0206  0.0090  0.0003  0.0064  0.0218  0.0153
Distributions
(c)
– – – – – –
From net investment income .......................
(0.0206) (0.0090) (0.0002) (0.0063) (0.0218) (0.0153)
From net realized gain ............................
—  (0.0000)
(a)
(0.0001) (0.0001) —  —
Total distributions ................................ (0.0206) (0.0090) (0.0003) (0.0064) (0.0218) (0.0153)
Net asset value, end of period ....................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — — —
Based on net asset value ........................... 2.08%
(e)
0.90% 0.03% 0.64% 2.20% 1.54%
Ratios to Average Net Assets
Total expenses ..................................
0.19%
(f)
0.19% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed .........
0.17%
(f)
0.13% 0.08% 0.17% 0.17% 0.17%
Net investment income ............................
4.16%
(f)
0.84% 0.02% 0.54% 2.17% 1.52%
Supplemental Data
Net assets, end of period (000) ....................... $ 115,723,751  $ 111,196,831  $ 127,458,227  $ 141,084,816  $ 93,106,503  $ 74,278,100
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Administration
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0196  0.0116  0.0002  0.0054  0.0207  0.0145
Net realized and unrealized gain (loss) ................
0.0005
(a)
(0.0032) 0.0001  0.0002  0.0001  (0.0002)
Net increase from investment operations ................ 0.0201  0.0084  0.0003  0.0056  0.0208  0.0143
Distributions
(b)
– – – – – –
From net investment income ......................
(0.0201) (0.0084) (0.0002) (0.0055) (0.0208) (0.0143)
From net realized gain ...........................
—  (0.0000)
(c)
(0.0001) (0.0001) —  —
Total distributions ............................... (0.0201) (0.0084) (0.0003) (0.0056) (0.0208) (0.0143)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — — —
Based on net asset value .......................... 2.03%
(e)
0.84% 0.03% 0.56% 2.10% 1.44%
Ratios to Average Net Assets
Total expenses .................................
0.29%
(f)
0.29% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ........
0.27%
(f)
0.25% 0.08% 0.24% 0.27% 0.27%
Net investment income ...........................
3.94%
(f)
1.16% 0.02% 0.54% 2.07% 1.45%
Supplemental Data
Net assets, end of period (000) ...................... $ 9,501,387  $ 22,812,396  $ 3,021,092  $ 2,977,997  $ 2,870,758  $ 2,500,290
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

FedFund
Capital
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Period from
11/10/17
(a)
to 10/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0207  0.0003  0.0002  0.0051  0.0213  0.0172
Net realized and unrealized gain (loss) ................
(0.0003) 0.0085
(b)
0.0001  0.0009  0.0001  (0.0026)
Net increase from investment operations ................ 0.0204  0.0088  0.0003  0.0060  0.0214  0.0146
Distributions
(c)
– – – – – –
From net investment income ......................
(0.0204) (0.0088) (0.0002) (0.0059) (0.0214) (0.0146)
From net realized gain ...........................
—  (0.0000)
(d)
(0.0001) (0.0001) —  —
Total distributions ............................... (0.0204) (0.0088) (0.0003) (0.0060) (0.0214) (0.0146)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value .......................... 2.06%
(f)
0.88% 0.03% 0.60% 2.16% 1.47%
(f)
Ratios to Average Net Assets
Total expenses .................................
0.24%
(g)
0.24% 0.24% 0.24% 0.24% 0.24%
(g)
Total expenses after fees waived and/or reimbursed ........
0.21%
(g)
0.07% 0.07% 0.21% 0.21% 0.21%
(g)
Net investment income ...........................
4.17%
(g)
0.03% 0.02% 0.51% 2.13% 1.77%
(g)
Supplemental Data
Net assets, end of period (000) ...................... $ 4,813  $ 1,252  $ 25,722,827  $ 11,247,218  $ 8,078,893  $ 7,138,766
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Cash Management
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0181  0.0062  0.0002  0.0035  0.0165  0.0100
Net realized and unrealized gain ....................
(0.0000)
(a)
(0.0000)
(a)
0.0001  0.0003  0.0003  0.0003
Net increase from investment operations ................ 0.0181  0.0062  0.0003  0.0038  0.0168  0.0103
Distributions
(b)
– – – – – –
From net investment income ......................
(0.0181) (0.0062) (0.0002) (0.0037) (0.0168) (0.0103)
From net realized gain ...........................
—  (0.0000)
(a)
(0.0001) (0.0001) —  —
Total distributions ............................... (0.0181) (0.0062) (0.0003) (0.0038) (0.0168) (0.0103)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
— — — — — —
Based on net asset value .......................... 1.83%
(d)
0.62% 0.03% 0.38% 1.69% 1.04%
Ratios to Average Net Assets
Total expenses .................................
0.69%
(e)
0.69% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ........
0.67%
(e)
0.42% 0.08% 0.42% 0.67% 0.67%
Net investment income ...........................
3.64%
(e)
0.62% 0.02% 0.35% 1.65% 1.00%
Supplemental Data
Net assets, end of period (000) ...................... $ 633,763  $ 695,591  $ 590,584  $ 440,893  $ 377,591  $ 154,607
(a)
Amount is greater than $(0.00005) per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

FedFund
Cash Reserve
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period ..................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...........................
0.0185  0.0063  0.0002  0.0040  0.0178  0.0115
Net realized and unrealized gain (loss) .................
0.0001
(a)
0.0004
(a)
0.0001  0.0002  0.0000
(b)
(0.0002)
Net increase from investment operations ................. 0.0186  0.0067  0.0003  0.0042  0.0178  0.0113
Distributions
(c)
– – – – – –
From net investment income .......................
(0.0186) (0.0067) (0.0002) (0.0041) (0.0178) (0.0113)
From net realized gain ............................
—  (0.0000)
(d)
(0.0001) (0.0001) —  —
Total distributions ................................ (0.0186) (0.0067) (0.0003) (0.0042) (0.0178) (0.0113)
Net asset value, end of period ....................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value ........................... 1.88%
(f)
0.67% 0.03% 0.42% 1.79% 1.14%
Ratios to Average Net Assets
Total expenses ..................................
0.59%
(g)
0.59% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed .........
0.57%
(g)
0.35% 0.08% 0.39% 0.57% 0.57%
Net investment income ............................
3.73%
(g)
0.63% 0.02% 0.40% 1.78% 1.15%
Supplemental Data
Net assets, end of period (000) ....................... $ 4,417,558  $ 5,181,757  $ 5,518,536  $ 5,079,903  $ 4,907,193  $ 1,649,400
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Dollar
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period ..................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...........................
0.0193  0.0080  0.0002  0.0039  0.0195  0.0129
Net realized and unrealized gain (loss) .................
0.0001
(a)
(0.0005) 0.0001  0.0009  0.0000
(b)
(0.0001)
Net increase from investment operations ................. 0.0194  0.0075  0.0003  0.0048  0.0195  0.0128
Distributions
(c)
– – – – – –
From net investment income .......................
(0.0194) (0.0075) (0.0002) (0.0047) (0.0195) (0.0128)
From net realized gain ............................
—  (0.0000)
(d)
(0.0001) (0.0001) —  —
Total distributions ................................ (0.0194) (0.0075) (0.0003) (0.0048) (0.0195) (0.0128)
Net asset value, end of period ....................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value ........................... 1.95%
(f)
0.75% 0.03% 0.48% 1.97% 1.29%
Ratios to Average Net Assets
Total expenses ..................................
0.44%
(g)
0.44% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed .........
0.42%
(g)
0.29% 0.08% 0.31% 0.42% 0.42%
Net investment income ............................
3.89%
(g)
0.80% 0.02% 0.39% 1.95% 1.29%
Supplemental Data
Net assets, end of period (000) ....................... $ 3,294,051  $ 3,653,256  $ 2,863,692  $ 2,991,892  $ 2,307,110  $ 1,776,032
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

FedFund
Mischler Financial Group
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Period from
01/22/21
(a)
to 10/31/21
Net asset value, beginning of period ...........................................................
$ 1.00  $ 1.00  $ 1.00
Net investment income ....................................................................
0.0213  0.0081  0.0001
Net realized and unrealized gain (loss) ..........................................................
(0.0007) 0.0009
(b)
0.0001
Net increase from investment operations .......................................................... 0.0206  0.0090  0.0002
Distributions
(c)
– – –
From net investment income ................................................................
(0.0206) (0.0090) (0.0001)
From net realized gain .....................................................................
—  (0.0000)
(d)
(0.0001)
Total distributions ......................................................................... (0.0206) (0.0090) (0.0002)
Net asset value, end of period ................................................................ $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — —
Based on net asset value .................................................................... 2.08%
(f)
0.90% 0.02%
(f)
Ratios to Average Net Assets
Total expenses ...........................................................................
0.19%
(g)
0.19% 0.19%
(g)
Total expenses after fees waived and/or reimbursed ..................................................
0.17%
(g)
0.13% 0.05%
(g)
Net investment income .....................................................................
4.29%
(g)
0.81% 0.03%
(g)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 1,431,327  $ 673,842  $ 1,636,430
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Premier
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .......................................
0.0206  0.0208  0.0002  0.0062  0.0051
Net realized and unrealized gain (loss) .............................
(0.0000)
(b)
(0.0118) 0.0001  0.0002  0.0000
(c)
Net increase from investment operations ............................. 0.0206  0.0090  0.0003  0.0064  0.0051
Distributions
(d)
– – – – –
From net investment income ...................................
(0.0206) (0.0090) (0.0002) (0.0063) (0.0051)
From net realized gain ........................................
—  (0.0000)
(b)
(0.0001) (0.0001) —
Total distributions ............................................ (0.0206) (0.0090) (0.0003) (0.0064) (0.0051)
Net asset value, end of period ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ....................................... 2.08%
(f)
0.90% 0.03% 0.64% 0.51%
(f)
Ratios to Average Net Assets
Total expenses ..............................................
0.19%
(g)
0.18% 0.19% 0.19% 0.19%
(g)
Total expenses after fees waived and/or reimbursed .....................
0.17%
(g)
0.17% 0.06% 0.17% 0.17%
(g)
Net investment income ........................................
4.15%
(g)
2.09% 0.02% 0.62% 1.95%
(g)
Supplemental Data
Net assets, end of period (000) ................................... $ 1,513,944  $ 1,429,878  $ 18,892  $ 37  $ 37
(a)
Recommencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

FedFund
Private Client
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period ..................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...........................
0.0181  0.0061  0.0002  0.0036  0.0166  0.0090
Net realized and unrealized gain .....................
(0.0000)
(a)
0.0001
(b)
0.0001  0.0002  0.0001  0.0012
Net increase from investment operations ................. 0.0181  0.0062  0.0003  0.0038  0.0167  0.0102
Distributions
(c)
– – – – – –
From net investment income .......................
(0.0181) (0.0062) (0.0002) (0.0037) (0.0167) (0.0102)
From net realized gain ............................
—  (0.0000)
(a)
(0.0001) (0.0001) —  —
Total distributions ................................ (0.0181) (0.0062) (0.0003) (0.0038) (0.0167) (0.0102)
Net asset value, end of period ....................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — — —
Based on net asset value ........................... 1.82%
(e)
0.62% 0.03% 0.38% 1.68% 1.02%
Ratios to Average Net Assets
Total expenses ..................................
1.04%
(f)
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed .........
0.68%
(f)
0.42% 0.08% 0.43% 0.68% 0.68%
Net investment income ............................
3.65%
(f)
0.61% 0.02% 0.36% 1.66% 0.90%
Supplemental Data
Net assets, end of period (000) ....................... $ 258  $ 253  $ 252  $ 252  $ 230  $ 768
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Select
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period ..................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...........................
0.0159  0.0042  0.0002  0.0021  0.0133  0.0066
Net realized and unrealized gain .....................
0.0006
(a)
0.0005
(a)
0.0001  0.0004  0.0002  0.0004
Net increase from investment operations ................. 0.0165  0.0047  0.0003  0.0025  0.0135  0.0070
Distributions
(b)
– – – – – –
From net investment income .......................
(0.0165) (0.0047) (0.0002) (0.0024) (0.0135) (0.0070)
From net realized gain ............................
—  (0.0000)
(c)
(0.0001) (0.0001) —  —
Total distributions ................................ (0.0165) (0.0047) (0.0003) (0.0025) (0.0135) (0.0070)
Net asset value, end of period ....................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — — —
Based on net asset value ........................... 1.66%
(e)
0.47% 0.03% 0.26% 1.36% 0.71%
Ratios to Average Net Assets
Total expenses ..................................
1.04%
(f)
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed .........
1.00%
(f)
0.50% 0.08% 0.54% 1.00% 1.00%
Net investment income ............................
3.20%
(f)
0.42% 0.02% 0.22% 1.33% 0.66%
Supplemental Data
Net assets, end of period (000) ....................... $ 319,028  $ 657,779  $ 727,352  $ 301,826  $ 256,241  $ 195,297
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

FedFund
Stern Brothers
Six Months
Ended
04/30/23
(unaudited)
Period from
08/01/22
(a)
to 10/31/22
Net asset value, beginning of period .........................................................................
$ 1.00  $ 1.00
Net investment income ..................................................................................
0.0204  0.0060
Net realized and unrealized gain ............................................................................
0.0002
(b)
(0.0000)
(c)
Net increase from investment operations ........................................................................ 0.0206  0.0060
Distributions from net investment income
(d)
.................................................................... (0.0206) (0.0060)
Net asset value, end of period .............................................................................. $ 1.00  $ 1.00
Total Return
(e)
— —
Based on net asset value .................................................................................. 2.08%
(f)
0.60%
(f)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.18%
(g)
0.18%
(g)
Total expenses after fees waived and/or reimbursed ................................................................
0.17%
(g)
0.17%
(g)
Net investment income ...................................................................................
4.12%
(g)
2.37%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 52  $ 50
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is greater than $(0.00005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Tigress
Six Months
Ended
04/30/23
(unaudited)
Period from
09/30/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................................
$ 1.00  $ 1.00
Net investment income .................................................................................
0.0199  0.0025
Net realized and unrealized gain (loss) .......................................................................
0.0007
(b)
(0.0002)
Net increase from investment operations ....................................................................... 0.0206  0.0023
Distributions from net investment income
(c)
................................................................... (0.0206) (0.0023)
Net asset value, end of period ............................................................................. $ 1.00  $ 1.00
Total Return
(d)
— —
Based on net asset value ................................................................................. 2.08%
(e)
0.23%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.19%
(f)
0.19%
(f)
Total expenses after fees waived and/or reimbursed ...............................................................
0.17%
(f)
0.17%
(f)
Net investment income ..................................................................................
4.12%
(f)
2.87%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 4,560  $ 2,050
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

FedFund
WestCap
Six Months
Ended
04/30/23
(unaudited)
Period from
08/12/22
(a)
to 10/31/22
Net asset value, beginning of period ........................................................................
$ 1.00  $ 1.00
Net investment income .................................................................................
0.0228  0.0054
Net realized and unrealized loss ...........................................................................
(0.0022) (0.0000)
(b)
Net increase from investment operations ....................................................................... 0.0206  0.0054
Distributions from net investment income
(c)
................................................................... (0.0206) (0.0054)
Net asset value, end of period ............................................................................. $ 1.00  $ 1.00
Total Return
(d)
— —
Based on net asset value ................................................................................. 2.08%
(e)
0.54%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.19%
(f)
0.18%
(f)
Total expenses after fees waived and/or reimbursed ...............................................................
0.17%
(f)
0.17%
(f)
Net investment income ..................................................................................
4.60%
(f)
2.42%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 88,579  $ 50
(a)
Commencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Institutional
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006  $ 1.0003  $ 1.0002
Net investment income ..........................
0.0219  0.0119  0.0005  0.0084  0.0233  0.0188
Net realized and unrealized gain (loss) ................
0.0001  (0.0026) (0.0003) 0.0004  0.0005  (0.0010)
Net increase from investment operations ................ 0.0220  0.0093  0.0002  0.0088  0.0238  0.0178
Distributions
(a)
– – – – – –
From net investment income ......................
(0.0218) (0.0099) (0.0005) (0.0085) (0.0235) (0.0177)
From net realized gain ...........................
—  —  —  (0.0000)
(b)
(0.0000)
(b)
—
Total distributions ............................... (0.0218) (0.0099) (0.0005) (0.0085) (0.0235) (0.0177)
Net asset value, end of period ...................... $ 1.0002  $ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006  $ 1.0003
Total Return
(c)
— — — — — —
Based on net asset value .......................... 2.22%
(d)
0.94% 0.02% 0.88% 2.41% 1.79%
Ratios to Average Net Assets
Total expenses .................................
0.23%
(e)
0.26% 0.24% 0.23% 0.26% 0.33%
Total expenses after fees waived and/or reimbursed ........
0.18%
(e)
0.17% 0.17% 0.18% 0.18% 0.18%
Net investment income ...........................
4.43%
(e)
1.19% 0.05% 0.84% 2.33% 1.88%
Supplemental Data
Net assets, end of period (000) ...................... $ 11,641,841  $ 8,658,551  $ 5,786,777  $ 10,638,146  $ 10,035,653  $ 4,875,313
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

TempCash
Dollar
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period ..............
$ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006  $ 1.0003  $ 1.0002
Net investment income .......................
0.0206  0.0084  0.0000
(a)
0.0062  0.1405
(b)
0.0122
Net realized and unrealized gain (loss) .............
0.0002  (0.0006) (0.0001) 0.0004  0.0156  0.0031
Net increase (decrease) from investment operations ..... 0.0208  0.0078  (0.0001) 0.0066  0.1561  0.0153
Distributions
(c)
– – – – – –
From net investment income ...................
(0.0206) (0.0084) (0.0002) (0.0063) (0.1558) (0.0152)
From net realized gain ........................
—  —  —  (0.0000)
(a)
(0.0000)
(a)
—
Total distributions ............................ (0.0206) (0.0084) (0.0002) (0.0063) (0.1558) (0.0152)
Net asset value, end of period ................... $ 1.0002  $ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006  $ 1.0003
Total Return
(d)
— — — — — —
Based on net asset value ....................... 2.09%
(e)
0.78% (0.01)% 0.66% 15.90%
(b)
1.54%
Ratios to Average Net Assets
Total expenses ..............................
0.48%
(f)
0.51% 0.50% 0.47% 0.51% 0.61%
Total expenses after fees waived and/or reimbursed .....
0.43%
(f)
0.33% 0.20% 0.40% 0.43% 0.43%
Net investment income ........................
4.15%
(f)
0.84% (0.00)%
(g)
0.62% 14.04%
(b)
1.22%
Supplemental Data
Net assets, end of period (000) ................... $ 18  $ 18  $ 18  $ 18  $ 18  $ 15
(a)
Amount is greater than $(0.00005) per share.
(b)
Includes a non-recurring income payment, which impacted income per share, total return and the net invested income ratio. Excluding this one time payment, the net investment income per share, the total return and the net investment income ratio were $0.0211, 2.15% and 2.10%, respectively.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
(g)
Amount is greater than (0.005)%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Great Pacific
Period from
01/23/23
(a)
to 04/30/23
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 1.0004
Net investment income ................................................................................................
0.0232
Net realized and unrealized loss ..........................................................................................
(0.0108)
(b)
Net increase from investment operations ...................................................................................... 0.0124
Distributions from net investment income
(c)
.................................................................................. (0.0126)
Net asset value, end of period ............................................................................................ $ 1.0002
Total Return
(d)
—
Based on net asset value ................................................................................................ 1.24%
(e)
Ratios to Average Net Assets
Total expenses .......................................................................................................
0.22%
(f)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.18%
(f)
Net investment income .................................................................................................
4.68%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 592,429
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

TempCash
Premier
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period ..............................
$ 1.0000  $ 1.0006  $ 1.0010  $ 1.0007  $ 1.0006
Net investment income .......................................
0.0218  0.0099  0.0005  0.0085  0.0055
Net realized and unrealized gain (loss) .............................
0.0003  (0.0006) (0.0004) 0.0003  0.0001
Net increase from investment operations ............................. 0.0221  0.0093  0.0001  0.0088  0.0056
Distributions
(b)
– – – – –
From net investment income ...................................
(0.0218) (0.0099) (0.0005) (0.0085) (0.0055)
From net realized gain ........................................
—  —  —  (0.0000)
(c)
(0.0000)
(c)
Total distributions ............................................ (0.0218) (0.0099) (0.0005) (0.0085) (0.0055)
Net asset value, end of period ................................... $ 1.0003  $ 1.0000  $ 1.0006  $ 1.0010  $ 1.0007
Total Return
(d)
— — — — —
Based on net asset value ....................................... 2.23%
(e)
0.94% 0.01% 0.88% 0.56%
(e)
Ratios to Average Net Assets
Total expenses ..............................................
0.23%
(f)
0.27% 0.25% 0.23% 0.24%
(f)
Total expenses after fees waived and/or reimbursed .....................
0.18%
(f)
0.17% 0.16% 0.18% 0.18%
(f)
Net investment income ........................................
4.40%
(f)
0.99% 0.05% 0.84% 2.10%
(f)
Supplemental Data
Net assets, end of period (000) ................................... $ 36  $ 36  $ 37  $ 37  $ 37
(a)
Recommencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Institutional
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.0000  $ 1.0004  $ 1.0008  $ 1.0006  $ 1.0003  $ 1.0003
Net investment income ..........................
0.0218  0.0091  0.0004  0.0084  0.0237  0.0177
Net realized and unrealized gain (loss) ................
0.0004  0.0003
(a)
(0.0003) 0.0002  0.0003  0.0001
Net increase from investment operations ................ 0.0222  0.0094  0.0001  0.0086  0.0240  0.0178
Distributions
(b)
– – – – – –
From net investment income ......................
(0.0219) (0.0098) (0.0005) (0.0083) (0.0237) (0.0178)
From net realized gain ...........................
—  —  —  (0.0001) (0.0000)
(c)
—
Total distributions ............................... (0.0219) (0.0098) (0.0005) (0.0084) (0.0237) (0.0178)
Net asset value, end of period ...................... $ 1.0003  $ 1.0000  $ 1.0004  $ 1.0008  $ 1.0006  $ 1.0003
Total Return
(d)
— — — — — —
Based on net asset value .......................... 2.24%
(e)
0.95% 0.01% 0.86%
(f)
2.42% 1.79%
Ratios to Average Net Assets
Total expenses .................................
0.25%
(g)
0.25% 0.23% 0.22% 0.22% 0.22%
Total expenses after fees waived and/or reimbursed ........
0.18%
(g)
0.17% 0.16% 0.18% 0.18% 0.18%
Net investment income ...........................
4.39%
(g)
0.91% 0.05% 0.84% 2.37% 1.77%
Supplemental Data
Net assets, end of period (000) ...................... $ 4,916,277  $ 6,633,563  $ 7,923,377  $ 10,928,671  $ 10,609,770  $ 12,325,770
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

TempFund
Administration
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period ...............
$ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004  $ 1.0004
Net investment income ........................
0.0213  0.0120  0.0002  0.0072  0.0227  0.0153
Net realized and unrealized gain (loss) ..............
0.0005  (0.0033) (0.0002) 0.0004  0.0002  0.0015
Net increase from investment operations .............. 0.0218  0.0087  0.0000  0.0076  0.0229  0.0168
Distributions
(a)
– – – – – –
From net investment income ....................
(0.0214) (0.0092) (0.0003) (0.0073) (0.0227) (0.0168)
From net realized gain .........................
—  —  —  (0.0001) (0.0000)
(b)
—
Total distributions ............................. (0.0214) (0.0092) (0.0003) (0.0074) (0.0227) (0.0168)
Net asset value, end of period .................... $ 1.0004  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004
Total Return
(c)
— — — — — —
Based on net asset value ........................ 2.20%
(d)
0.87% 0.00%
(e)
0.76%
(f)
2.31% 1.69%
Ratios to Average Net Assets
Total expenses ...............................
0.36%
(g)
0.35% 0.33% 0.32% 0.32% 0.32%
Total expenses after fees waived and/or reimbursed ......
0.28%
(g)
0.24% 0.18% 0.28% 0.28% 0.28%
Net investment income .........................
4.29%
(g)
1.20% 0.02% 0.72% 2.27% 1.53%
Supplemental Data
Net assets, end of period (000) .................... $ 17,603  $ 24,601  $ 10,577  $ 9,524  $ 42,214  $ 23,965
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Amount is less than 0.005%.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Cabrera Capital Markets
Six Months
Ended
04/30/23
(unaudited)
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period ........................................................................
$ 1.0000  $ 1.0005
Net investment income .................................................................................
0.0228  0.0099
Net realized and unrealized loss ...........................................................................
(0.0005)
(b)
(0.0005)
Net increase from investment operations ....................................................................... 0.0223  0.0094
Distributions
(c)
– –
From net investment income .............................................................................
(0.0219) (0.0099)
Total distributions ...................................................................................... (0.0219) (0.0099)
Net asset value, end of period ............................................................................. $ 1.0004  $ 1.0000
Total Return
(d)
— —
Based on net asset value ................................................................................. 2.25%
(e)
0.94%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................
0.26%
(f)
0.25%
(f)
Total expenses after fees waived and/or reimbursed ...............................................................
0.18%
(f)
0.17%
(f)
Net investment income ..................................................................................
4.60%
(f)
0.99%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 178  $ 50
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

TempFund
Capital
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Period from
07/07/20
(a)
to 10/31/20
Net asset value, beginning of period ..........................................
$ 1.0000  $ 1.0005  $ 1.0008  $ 1.0010
Net investment income ...................................................
0.0223  0.0196  0.0002  0.0002
Net realized and unrealized loss .............................................
(0.0002)
(b)
(0.0106) (0.0002) (0.0001)
Net increase from investment operations ......................................... 0.0221  0.0090  0.0000  0.0001
Distributions
(c)
– – – –
From net investment income ...............................................
(0.0217) (0.0095) (0.0003) (0.0002)
From net realized gain ....................................................
—  —  —  (0.0001)
Total distributions ........................................................ (0.0217) (0.0095) (0.0003) (0.0003)
Net asset value, end of period ............................................... $ 1.0004  $ 1.0000  $ 1.0005  $ 1.0008
Total Return
(d)
— — — —
Based on net asset value ................................................... 2.23%
(e)
0.90% 0.00%
(f)
0.01%
(e)(g)
Ratios to Average Net Assets
Total expenses ..........................................................
0.31%
(h)
0.30% 0.28% 0.27%
(h)
Total expenses after fees waived and/or reimbursed .................................
0.23%
(h)
0.22% 0.19% 0.23%
(h)
Net investment income ....................................................
4.49%
(h)
1.96% 0.02% 0.05%
(h)
Supplemental Data
Net assets, end of period (000) ............................................... $ 132,269  $ 31,255  $ 1,149  $ 3,223
(a)
Recommencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Amount is less than 0.005%.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Cash Management
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period ...............
$ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0003  $ 1.0003
Net investment income ........................
0.0194  0.0067  0.0002  0.0048  0.0188  0.0127
Net realized and unrealized gain (loss) ..............
0.0005  (0.0002) (0.0002) 0.0002  0.0003  0.0001
Net increase from investment operations .............. 0.0199  0.0065  0.0000  0.0050  0.0191  0.0128
Distributions
(a)
– – – – – –
From net investment income ....................
(0.0195) (0.0070) (0.0003) (0.0047) (0.0188) (0.0128)
From net realized gain .........................
—  —  —  (0.0001) (0.0000)
(b)
—
Total distributions ............................. (0.0195) (0.0070) (0.0003) (0.0048) (0.0188) (0.0128)
Net asset value, end of period .................... $ 1.0004  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0003
Total Return
(c)
— — — — — —
Based on net asset value ........................ 2.00%
(d)
0.65% 0.00%
(e)
0.50%
(f)
1.92% 1.28%
Ratios to Average Net Assets
Total expenses ...............................
0.76%
(g)
0.75% 0.73% 0.73% 0.72% 0.72%
Total expenses after fees waived and/or reimbursed ......
0.68%
(g)
0.45% 0.18% 0.54% 0.68% 0.68%
Net investment income .........................
3.92%
(g)
0.67% 0.02% 0.48% 1.88% 1.27%
Supplemental Data
Net assets, end of period (000) .................... $ 525,258  $ 537,877  $ 596,683  $ 576,228  $ 624,658  $ 632,405
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Amount is less than 0.005%.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

TempFund
Cash Reserve
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period ................
$ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004  $ 1.0003
Net investment income .........................
0.0202  0.0057  0.0002  0.0052  0.0231  0.0143
Net realized and unrealized gain (loss) ...............
0.0003  0.0014
(a)
(0.0002) 0.0008  0.0000
(b)
(0.0004)
Net increase from investment operations ............... 0.0205  0.0071  0.0000  0.0060  0.0231  0.0139
Distributions
(c)
– – – – – –
From net investment income .....................
(0.0201) (0.0076) (0.0003) (0.0057) (0.0229) (0.0138)
From net realized gain ..........................
—  —  —  (0.0001) (0.0000)
(d)
—
Total distributions .............................. (0.0201) (0.0076) (0.0003) (0.0058) (0.0229) (0.0138)
Net asset value, end of period ..................... $ 1.0004  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004
Total Return
(e)
— — — — — —
Based on net asset value ......................... 2.06%
(f)
0.71% 0.00%
(g)
0.60%
(h)
2.33% 1.39%
Ratios to Average Net Assets
Total expenses ................................
0.66%
(i)
0.65% 0.63% 0.63% 0.62% 0.62%
Total expenses after fees waived and/or reimbursed .......
0.56%
(i)
0.35% 0.17% 0.44% 0.50% 0.58%
Net investment income ..........................
4.07%
(i)
0.57% 0.02% 0.52% 2.31% 1.43%
Supplemental Data
Net assets, end of period (000) ..................... $ 12,497  $ 12,014  $ 14,234  $ 5,544  $ 4,296  $ 4,320
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Amount is less than 0.005%.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Dollar
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period ...............
$ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004  $ 1.0004
Net investment income ........................
0.0208  0.0083  0.0002  0.0056  0.0221  0.0151
Net realized and unrealized gain (loss) ..............
0.0003  (0.0005) (0.0002) 0.0009  0.0001  0.0002
Net increase from investment operations .............. 0.0211  0.0078  0.0000  0.0065  0.0222  0.0153
Distributions
(a)
– – – – – –
From net investment income ....................
(0.0207) (0.0083) (0.0003) (0.0062) (0.0220) (0.0153)
From net realized gain .........................
—  —  —  (0.0001) (0.0000)
(b)
—
Total distributions ............................. (0.0207) (0.0083) (0.0003) (0.0063) (0.0220) (0.0153)
Net asset value, end of period .................... $ 1.0004  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004
Total Return
(c)
— — — — — —
Based on net asset value ........................ 2.13%
(d)
0.78% 0.00%
(e)
0.65%
(f)
2.24% 1.54%
Ratios to Average Net Assets
Total expenses ...............................
0.51%
(g)
0.50% 0.48% 0.48% 0.47% 0.47%
Total expenses after fees waived and/or reimbursed ......
0.43%
(g)
0.33% 0.18% 0.38% 0.43% 0.43%
Net investment income .........................
4.19%
(g)
0.83% 0.02% 0.56% 2.21% 1.51%
Supplemental Data
Net assets, end of period (000) .................... $ 111,281  $ 100,333  $ 107,298  $ 106,802  $ 79,837  $ 80,471
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Amount is less than 0.005%.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

TempFund
Private Client
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period ...............
$ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004  $ 1.0003
Net investment income ........................
0.0192  0.0070  0.0002  0.0017  0.0190  0.0136
Net realized and unrealized gain (loss) ..............
0.0007  (0.0005) (0.0002) 0.0033  (0.0001) (0.0007)
Net increase from investment operations .............. 0.0199  0.0065  0.0000  0.0050  0.0189  0.0129
Distributions
(a)
– – – – – –
From net investment income ....................
(0.0195) (0.0070) (0.0003) (0.0047) (0.0187) (0.0128)
From net realized gain .........................
—  —  —  (0.0001) (0.0000)
(b)
—
Total distributions ............................. (0.0195) (0.0070) (0.0003) (0.0048) (0.0187) (0.0128)
Net asset value, end of period .................... $ 1.0004  $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004
Total Return
(c)
— — — — — —
Based on net asset value ........................ 2.00%
(d)
0.65% 0.00%
(e)
0.50%
(f)
1.90% 1.29%
Ratios to Average Net Assets
Total expenses ...............................
1.10%
(g)
1.10% 1.08% 1.08% 1.07% 1.07%
Total expenses after fees waived and/or reimbursed ......
0.68%
(g)
0.45% 0.18% 0.59% 0.68% 0.68%
Net investment income .........................
3.88%
(g)
0.70% 0.02% 0.17% 1.90% 1.36%
Supplemental Data
Net assets, end of period (000) .................... $ 629  $ 1,122  $ 1,131  $ 1,043  $ 1,165  $ 2,042
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Amount is less than 0.005%.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Institutional
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period ................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................
0.0206  0.0084  0.0001  0.0057  0.0215  0.0151
Net realized and unrealized gain ...................
(0.0000)
(a)
0.0006
(b)
0.0001  0.0005  0.0001  0.0000
Net increase from investment operations ............... 0.0206  0.0090  0.0002  0.0062  0.0216  0.0153
Distributions
(c)
– – – – – –
From net investment income .....................
(0.0206) (0.0090) (0.0001) (0.0061) (0.0216) (0.0153)
From net realized gain ..........................
—  (0.0000)
(a)
(0.0001) (0.0001) (0.0000)
(a)
(0.0000)
(a)
Total distributions .............................. (0.0206) (0.0090) (0.0002) (0.0062) (0.0216) (0.0153)
Net asset value, end of period ..................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — — —
Based on net asset value ......................... 2.08%
(e)
0.90% 0.02% 0.62%
(f)
2.18% 1.54%
Ratios to Average Net Assets
Total expenses ................................
0.19%
(g)
0.19% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed .......
0.17%
(g)
0.14% 0.08% 0.17% 0.17% 0.17%
Net investment income ..........................
4.16%
(g)
0.84% 0.01% 0.57% 2.15% 1.51%
Supplemental Data
Net assets, end of period (000) ..................... $ 86,654,142  $ 82,703,301  $ 91,031,976  $ 88,266,743  $ 65,112,830  $ 57,671,676
(a)
Amount is greater than $(0.00005) per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

T-Fund
Administration
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period ................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................
0.0194  0.0120  0.0001  0.0056  0.0206  0.0146
Net realized and unrealized gain (loss) ...............
0.0007
(a)
(0.0037) 0.0001  (0.0002) 0.0000
(b)
(0.0003)
Net increase from investment operations ............... 0.0201  0.0083  0.0002  0.0054  0.0206  0.0143
Distributions
(c)
– – – – – –
From net investment income .....................
(0.0201) (0.0083) (0.0001) (0.0053) (0.0206) (0.0143)
From net realized gain ..........................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
(0.0000)
(d)
Total distributions .............................. (0.0201) (0.0083) (0.0002) (0.0054) (0.0206) (0.0143)
Net asset value, end of period ..................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value ......................... 2.03%
(f)
0.84% 0.01% 0.53%
(g)
2.08% 1.43%
Ratios to Average Net Assets
Total expenses ................................
0.29%
(h)
0.29% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed .......
0.27%
(h)
0.27% 0.08% 0.25% 0.27% 0.27%
Net investment income ..........................
3.92%
(h)
1.20% 0.01% 0.56% 2.08% 1.46%
Supplemental Data
Net assets, end of period (000) ..................... $ 4,524,813  $ 15,781,965  $ 504,427  $ 489,691  $ 733,783  $ 924,933
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Capital
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Period from
11/10/17
(a)
to 10/31/18
Net asset value, beginning of period ................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................
0.0210  0.0001  0.0001  0.0048  0.0212  0.0172
Net realized and unrealized gain (loss) ...............
(0.0006) 0.0086
(b)
0.0001  0.0010  0.0000
(c)
(0.0027)
Net increase from investment operations ............... 0.0204  0.0087  0.0002  0.0058  0.0212  0.0145
Distributions
(d)
– – – – – –
From net investment income .....................
(0.0204) (0.0087) (0.0001) (0.0057) (0.0212) (0.0145)
From net realized gain ..........................
—  (0.0000)
(e)
(0.0001) (0.0001) (0.0000)
(e)
(0.0000)
(e)
Total distributions .............................. (0.0204) (0.0087) (0.0002) (0.0058) (0.0212) (0.0145)
Net asset value, end of period ..................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
— — — — — —
Based on net asset value ......................... 2.05%
(g)
0.87% 0.01% 0.57%
(h)
2.14% 1.46%
(g)
Ratios to Average Net Assets
Total expenses ................................
0.24%
(i)
0.24% 0.24% 0.24% 0.24% 0.24%
(i)
Total expenses after fees waived and/or reimbursed .......
0.22%
(i)
0.09% 0.08% 0.21% 0.21% 0.21%
(i)
Net investment income ..........................
4.22%
(i)
0.01% 0.01% 0.48% 2.13% 1.76%
(i)
Supplemental Data
Net assets, end of period (000) ..................... $ 135,419  $ 55,006  $ 27,304,259  $ 15,842,877  $ 10,347,984  $ 10,978,658
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

T-Fund
Cash Management
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0179  0.0059  0.0001  0.0034  0.0164  0.0103
Net realized and unrealized gain ....................
0.0002
(a)
0.0003
(a)
0.0001  0.0003  0.0003  0.0000
(b)
Net increase from investment operations ................ 0.0181  0.0062  0.0002  0.0037  0.0167  0.0103
Distributions
(c)
– – – – – –
From net investment income ......................
(0.0181) (0.0062) (0.0001) (0.0036) (0.0167) (0.0103)
From net realized gain ...........................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
(0.0000)
(d)
Total distributions ............................... (0.0181) (0.0062) (0.0002) (0.0037) (0.0167) (0.0103)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value .......................... 1.83%
(f)
0.62% 0.01% 0.37%
(g)
1.69% 1.03%
Ratios to Average Net Assets
Total expenses .................................
0.69%
(h)
0.69% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ........
0.67%
(h)
0.41% 0.08% 0.41% 0.67% 0.67%
Net investment income ...........................
3.62%
(h)
0.59% 0.00%
(i)
0.34% 1.64% 1.03%
Supplemental Data
Net assets, end of period (000) ...................... $ 700,237  $ 887,139  $ 825,420  $ 1,009,514  $ 1,035,657  $ 600,314
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
(i)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Cash Reserve
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0183  0.0033  0.0001  0.0037  0.0176  0.0128
Net realized and unrealized gain (loss) ................
0.0003
(a)
0.0034
(a)
0.0001  0.0004  0.0000
(b)
(0.0015)
Net increase from investment operations ................ 0.0186  0.0067  0.0002  0.0041  0.0176  0.0113
Distributions
(c)
– – – – – –
From net investment income ......................
(0.0186) (0.0067) (0.0001) (0.0040) (0.0176) (0.0113)
From net realized gain ...........................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
(0.0000)
(d)
Total distributions ............................... (0.0186) (0.0067) (0.0002) (0.0041) (0.0176) (0.0113)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value .......................... 1.88%
(f)
0.67% 0.01% 0.40%
(g)
1.78% 1.13%
Ratios to Average Net Assets
Total expenses .................................
0.59%
(h)
0.59% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ........
0.57%
(h)
0.22% 0.07% 0.39% 0.57% 0.57%
Net investment income ...........................
3.69%
(h)
0.33% 0.01% 0.37% 1.78% 1.28%
Supplemental Data
Net assets, end of period (000) ...................... $ 66,940  $ 88,281  $ 482,231  $ 56,822  $ 123,578  $ 239,734
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

T-Fund
Dollar
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0195  0.0071  0.0001  0.0044  0.0191  0.0123
Net realized and unrealized gain (loss) ................
(0.0001) 0.0003
(a)
0.0001  0.0003  0.0000
(b)
0.0004
Net increase from investment operations ................ 0.0194  0.0074  0.0002  0.0047  0.0191  0.0127
Distributions
(c)
– – – – – –
From net investment income ......................
(0.0194) (0.0074) (0.0001) (0.0046) (0.0191) (0.0127)
From net realized gain ...........................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
(0.0000)
(d)
Total distributions ............................... (0.0194) (0.0074) (0.0002) (0.0047) (0.0191) (0.0127)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value .......................... 1.95%
(f)
0.75% 0.01% 0.46%
(g)
1.93% 1.28%
Ratios to Average Net Assets
Total expenses .................................
0.44%
(h)
0.44% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ........
0.42%
(h)
0.29% 0.08% 0.32% 0.42% 0.42%
Net investment income ...........................
3.93%
(h)
0.71% 0.01% 0.44% 1.92% 1.23%
Supplemental Data
Net assets, end of period (000) ...................... $ 1,542,052  $ 1,258,974  $ 1,000,401  $ 670,205  $ 794,485  $ 1,230,374
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Premier
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period ..............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .......................................
0.0209  0.0193  0.0001  0.0060  0.0050
Net realized and unrealized gain (loss) .............................
(0.0003) (0.0103) 0.0001  0.0002  0.0000
(b)
Net increase from investment operations ............................. 0.0206  0.0090  0.0002  0.0062  0.0050
Distributions
(c)
– – – – –
From net investment income ...................................
(0.0206) (0.0090) (0.0001) (0.0061) (0.0050)
From net realized gain ........................................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
Total distributions ............................................ (0.0206) (0.0090) (0.0002) (0.0062) (0.0050)
Net asset value, end of period ................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ....................................... 2.08%
(f)
0.90% 0.02% 0.61%
(g)
0.50%
(f)
Ratios to Average Net Assets
Total expenses ..............................................
0.19%
(h)
0.19% 0.19% 0.19% 0.19%
(h)
Total expenses after fees waived and/or reimbursed .....................
0.17%
(h)
0.17% 0.06% 0.17% 0.17%
(h)
Net investment income ........................................
4.23%
(h)
1.95% 0.01% 0.60% 1.93%
(h)
Supplemental Data
Net assets, end of period (000) ................................... $ 923,022  $ 496,172  $ 12,958  $ 37  $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

T-Fund
Select
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0172  0.0031  0.0001  0.0011  0.0133  0.0051
Net realized and unrealized gain (loss) ................
(0.0007) 0.0016
(a)
0.0001  0.0014  0.0000
(b)
0.0019
Net increase from investment operations ................ 0.0165  0.0047  0.0002  0.0025  0.0133  0.0070
Distributions
(c)
– – – – – –
From net investment income ......................
(0.0165) (0.0047) (0.0001) (0.0024) (0.0133) (0.0070)
From net realized gain ...........................
—  (0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
(0.0000)
(d)
Total distributions ............................... (0.0165) (0.0047) (0.0002) (0.0025) (0.0133) (0.0070)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value .......................... 1.66%
(f)
0.47% 0.01% 0.24%
(g)
1.34% 0.70%
Ratios to Average Net Assets
Total expenses .................................
1.04%
(h)
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ........
1.00%
(h)
0.52% 0.07% 0.41% 1.00% 1.00%
Net investment income ...........................
3.46%
(h)
0.31% 0.01% 0.11% 1.37% 0.51%
Supplemental Data
Net assets, end of period (000) ...................... $ 50,356  $ 21,300  $ 37,798  $ 30,444  $ 14,769  $ 19,710
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Institutional
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0202  0.0082  0.0001  0.0048  0.0212  0.0153
Net realized gain (loss) ..........................
0.0001  0.0001  0.0001  0.0015  0.0000
(a)
(0.0002)
Net increase from investment operations ................ 0.0203  0.0083  0.0002  0.0063  0.0212  0.0151
Distributions
(b)
– – – – – –
From net investment income ......................
(0.0203) (0.0083) (0.0001) (0.0062) (0.0212) (0.0151)
From net realized gain ...........................
(0.0000)
(c)
(0.0000)
(c)
(0.0001) (0.0001) —  (0.0000)
(c)
Total distributions ............................... (0.0203) (0.0083) (0.0002) (0.0063) (0.0212) (0.0151)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — — —
Based on net asset value .......................... 2.05%
(e)
0.84% 0.01% 0.63% 2.14% 1.52%
Ratios to Average Net Assets
Total expenses .................................
0.19%
(f)
0.19% 0.19% 0.19% 0.20% 0.20%
Total expenses after fees waived and/or reimbursed ........
0.17%
(f)
0.14% 0.06% 0.17% 0.17% 0.17%
Net investment income ...........................
4.07%
(f)
0.82% 0.01% 0.48% 2.12% 1.53%
Supplemental Data
Net assets, end of period (000) ...................... $ 99,737,808  $ 106,544,392  $ 98,602,650  $ 56,400,526  $ 38,728,217  $ 30,530,122
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

Treasury Trust Fund
Administration
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0198  0.0065  0.0001  0.0058  0.0203  0.0136
Net realized gain (loss) ..........................
0.0000
(a)
0.0012  0.0001  (0.0002) 0.0000
(a)
0.0005
Net increase from investment operations ................ 0.0198  0.0077  0.0002  0.0056  0.0203  0.0141
Distributions
(b)
– – – – – –
From net investment income ......................
(0.0198) (0.0077) (0.0001) (0.0055) (0.0203) (0.0141)
From net realized gain ...........................
(0.0000)
(c)
(0.0000)
(c)
(0.0001) (0.0001) —  (0.0000)
(c)
Total distributions ............................... (0.0198) (0.0077) (0.0002) (0.0056) (0.0203) (0.0141)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — — —
Based on net asset value .......................... 2.00%
(e)
0.77% 0.01% 0.56% 2.05% 1.42%
Ratios to Average Net Assets
Total expenses .................................
0.29%
(f)
0.29% 0.29% 0.29% 0.30% 0.30%
Total expenses after fees waived and/or reimbursed ........
0.27%
(f)
0.19% 0.07% 0.24% 0.26% 0.27%
Net investment income ...........................
3.99%
(f)
0.65% 0.01% 0.58% 2.03% 1.36%
Supplemental Data
Net assets, end of period (000) ...................... $ 448,980  $ 382,956  $ 599,190  $ 399,846  $ 465,703  $ 413,618
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Capital
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Period from
10/22/20
(a)
to 10/31/20
Net asset value, beginning of period ............................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................................
0.0211  0.0163  0.0001  0.0000
(b)
Net realized gain (loss) .....................................................
(0.0011)
(c)
(0.0083)
(c)
0.0001  0.0000
(b)
Net increase from investment operations ........................................... 0.0200  0.0080  0.0002  0.0000
Distributions
(d)
– – – –
From net investment income .................................................
(0.0200) (0.0080) (0.0001) —
From net realized gain ......................................................
(0.0000)
(e)
(0.0000)
(e)
(0.0001) —
Total distributions .......................................................... (0.0200) (0.0080) (0.0002) —
Net asset value, end of period ................................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
— — — —
Based on net asset value ..................................................... 2.02%
(g)
0.80% 0.01% 0.00%
(g)
Ratios to Average Net Assets
Total expenses ............................................................
0.24%
(h)
0.24% 0.24% 0.24%
(h)
Total expenses after fees waived and/or reimbursed ...................................
0.22%
(h)
0.20% 0.06% 0.17%
(h)
Net investment income (loss) ..................................................
4.25%
(h)
1.63% 0.01% (0.03)%
(h)
Supplemental Data
Net assets, end of period (000) ................................................. $ 231,414  $ 27,524  $ 3,299  $ 250
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

Treasury Trust Fund
Cash Management
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0178  0.0051  0.0001  0.0034  0.0158  0.0098
Net realized gain ..............................
0.0000
(a)
0.0005  0.0001  0.0003  0.0005  0.0003
Net increase from investment operations ................ 0.0178  0.0056  0.0002  0.0037  0.0163  0.0101
Distributions
(b)
– – – – – –
From net investment income ......................
(0.0178) (0.0056) (0.0001) (0.0036) (0.0163) (0.0101)
From net realized gain ...........................
(0.0000)
(c )
(0.0000)
(c )
(0.0001) (0.0001) —  (0.0000)
(c )
Total distributions ............................... (0.0178) (0.0056) (0.0002) (0.0037) (0.0163) (0.0101)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — — —
Based on net asset value .......................... 1.79%
(e)
0.56% 0.01% 0.37% 1.64% 1.02%
Ratios to Average Net Assets
Total expenses .................................
0.69%
(f)
0.69% 0.69% 0.69% 0.69% 0.70%
Total expenses after fees waived and/or reimbursed ........
0.67%
(f)
0.41% 0.08% 0.41% 0.67% 0.67%
Net investment income ...........................
3.58%
(f)
0.51% 0.01% 0.34% 1.58% 0.98%
Supplemental Data
Net assets, end of period (000) ...................... $ 14,676  $ 21,330  $ 32,960  $ 53,101  $ 36,492  $ 13,843
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Cash Reserve
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0182  0.0053  0.0001  0.0040  0.0172  0.0124
Net realized gain (loss) ..........................
0.0001  0.0007  0.0001  0.0001  0.0000
(a)
(0.0013)
Net increase from investment operations ................ 0.0183  0.0060  0.0002  0.0041  0.0172  0.0111
Distributions
(b)
– – – – – –
From net investment income ......................
(0.0183) (0.0060) (0.0001) (0.0040) (0.0172) (0.0111)
From net realized gain ...........................
(0.0000)
(c)
(0.0000)
(c)
(0.0001) (0.0001) —  (0.0000)
(c)
Total distributions ............................... (0.0183) (0.0060) (0.0002) (0.0041) (0.0172) (0.0111)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — — —
Based on net asset value .......................... 1.84%
(e)
0.61% 0.01% 0.41% 1.74% 1.12%
Ratios to Average Net Assets
Total expenses .................................
0.59%
(f)
0.59% 0.59% 0.59% 0.60% 0.60%
Total expenses after fees waived and/or reimbursed ........
0.57%
(f)
0.35% 0.07% 0.39% 0.57% 0.57%
Net investment income ...........................
3.68%
(f)
0.53% 0.01% 0.40% 1.73% 1.24%
Supplemental Data
Net assets, end of period (000) ...................... $ 119,502  $ 79,114  $ 97,008  $ 102,984  $ 74,034  $ 8,044
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

Treasury Trust Fund
Dollar
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0193  0.0073  0.0001  0.0046  0.0194  0.0127
Net realized gain (loss) ..........................
(0.0001)
(a)
(0.0003)
(a)
0.0001  0.0003  0.0002  (0.0001)
Net increase from investment operations ................ 0.0192  0.0070  0.0002  0.0049  0.0196  0.0126
Distributions
(b)
– – – – – –
From net investment income ......................
(0.0192) (0.0070) (0.0001) (0.0048) (0.0196) (0.0126)
From net realized gain ...........................
(0.0000)
(c)
(0.0000)
(c)
(0.0001) (0.0001) —  (0.0000)
(c)
Total distributions ............................... (0.0192) (0.0070) (0.0002) (0.0049) (0.0196) (0.0126)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — — —
Based on net asset value .......................... 1.93%
(e)
0.70% 0.01% 0.49% 1.98% 1.27%
Ratios to Average Net Assets
Total expenses .................................
0.44%
(f)
0.44% 0.44% 0.44% 0.44% 0.45%
Total expenses after fees waived and/or reimbursed ........
0.39%
(f)
0.27% 0.07% 0.30% 0.40% 0.42%
Net investment income ...........................
3.90%
(f)
0.73% 0.01% 0.46% 1.94% 1.27%
Supplemental Data
Net assets, end of period (000) ...................... $ 1,910,206  $ 1,060,804  $ 1,035,846  $ 939,241  $ 977,335  $ 482,014
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Select
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0.0161  0.0032  0.0001  0.0016  0.0129  0.0067
Net realized gain ..............................
0.0001  0.0010  0.0001  0.0008  0.0001  0.0001
Net increase from investment operations ................ 0.0162  0.0042  0.0002  0.0024  0.0130  0.0068
Distributions
(a)
– – – – – –
From net investment income ......................
(0.0162) (0.0042) (0.0001) (0.0023) (0.0130) (0.0068)
From net realized gain ...........................
(0.0000)
(b )
(0.0000)
(b)
(0.0001) (0.0001) —  (0.0000)
(b)
Total distributions ............................... (0.0162) (0.0042) (0.0002) (0.0024) (0.0130) (0.0068)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
— — — — — —
Based on net asset value .......................... 1.63%
(d)
0.42% 0.01% 0.24% 1.30% 0.68%
Ratios to Average Net Assets
Total expenses .................................
1.04%
(e)
1.04% 1.04% 1.04% 1.05% 1.05%
Total expenses after fees waived and/or reimbursed ........
1.00%
(e)
0.49% 0.06% 0.45% 1.00% 1.00%
Net investment income ...........................
3.25%
(e)
0.32% 0.01% 0.16% 1.29% 0.67%
Supplemental Data
Net assets, end of period (000) ...................... $ 170,145  $ 169,696  $ 660,676  $ 103,647  $ 38,265  $ 39,675
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

MuniCash
Institutional
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0003
Net investment income ..........................
0.0119  0.0048  0.0001  0.0051  0.0137  0.0112
Net realized and unrealized gain ....................
0.0000
(a)
0.0007
(b)
0.0000
(a)
0.0004  0.0000
(a)
0.0000
(a)
Net increase from investment operations ................ 0.0119  0.0055  0.0001  0.0055  0.0137  0.0112
Distributions
(c)
– – – – – –
From net investment income ......................
(0.0119) (0.0057) (0.0001) (0.0055) (0.0137) (0.0112)
From net realized gain ...........................
—  (0.0000)
(d)
—  —  (0.0000)
(d)
(0.0002)
Total distributions ............................... (0.0119) (0.0057) (0.0001) (0.0055) (0.0137) (0.0114)
Net asset value, end of period ...................... $ 0.9999  $ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0001
Total Return
(e)
— — — — — —
Based on net asset value .......................... 1.20%
(f)
0.56% 0.01% 0.55% 1.38% 1.13%
(g)
Ratios to Average Net Assets
Total expenses .................................
0.31%
(h)
0.28% 0.26% 0.26% 0.28% 0.29%
Total expenses after fees waived and/or reimbursed ........
0.20%
(h)
0.16% 0.08% 0.19% 0.20% 0.20%
Net investment income ...........................
2.40%
(h)
0.48% 0.01% 0.51% 1.36% 1.12%
Supplemental Data
Net assets, end of period (000) ...................... $ 3,091,855  $ 3,592,640  $ 5,368,797  $ 5,160,531  $ 5,182,923  $ 3,992,552
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
MuniCash
Dollar
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0003
Net investment income ..........................
0.0105  0.0033  0.0001  0.0040  0.0123  0.0087
Net realized and unrealized gain ....................
0.0002  0.0007
(a)
0.0000
(b)
0.0002  0.0000
(b)
0.0000
(b)
Net increase from investment operations ................ 0.0107  0.0040  0.0001  0.0042  0.0123  0.0087
Distributions
(c)
– – – – – –
From net investment income ......................
(0.0107) (0.0042) (0.0001) (0.0042) (0.0123) (0.0087)
From net realized gain ...........................
—  (0.0000)
(d)
—  —  (0.0000)
(d)
(0.0002)
Total distributions ............................... (0.0107) (0.0042) (0.0001) (0.0042) (0.0123) (0.0089)
Net asset value, end of period ...................... $ 0.9999  $ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0001
Total Return
(e)
— — — — — —
Based on net asset value .......................... 1.08%
(f)
0.40% 0.01% 0.42% 1.23% 0.88%
(g)
Ratios to Average Net Assets
Total expenses .................................
0.56%
(h)
0.53% 0.52% 0.51% 0.53% 0.54%
Total expenses after fees waived and/or reimbursed ........
0.45%
(h)
0.30% 0.07% 0.31% 0.45% 0.45%
Net investment income ...........................
2.12%
(h)
0.33% 0.01% 0.40% 1.22% 0.87%
Supplemental Data
Net assets, end of period (000) ...................... $ 1,999  $ 2,911  $ 4,810  $ 3,176  $ 2,207  $ 1,893
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

California Money Fund
Institutional
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period ..................
$ 0.9993  $ 1.0006  $ 1.0000  $ 1.0002  $ 1.0002  $ 1.0000
Net investment income ...........................
0.0100  0.0043  0.0001  0.0051  0.0107  0.0101
Net realized and unrealized gain (loss) .................
(0.0002) 0.0006
(a)
0.0006  (0.0007) 0.0001  0.0002
Net increase from investment operations ................. 0.0098  0.0049  0.0007  0.0044  0.0108  0.0103
Distributions
(b)
– – – – – –
From net investment income .......................
(0.0099) (0.0050) (0.0001) (0.0046) (0.0108) (0.0101)
From net realized gain ............................
—  (0.0012) (0.0000)
(c)
—  —  —
Total distributions ................................ (0.0099) (0.0062) (0.0001) (0.0046) (0.0108) (0.0101)
Net asset value, end of period ....................... $ 0.9992  $ 0.9993  $ 1.0006  $ 1.0000  $ 1.0002  $ 1.0002
Total Return
(d)
— — — — — —
Based on net asset value ........................... 0.98%
(e)
0.49% 0.07% 0.44% 1.09% 1.03%
Ratios to Average Net Assets
Total expenses ..................................
0.42%
(f)
0.46% 0.45% 0.45% 0.47% 0.70%
Total expenses after fees waived and/or reimbursed .........
0.20%
(f)
0.15% 0.05% 0.18% 0.20% 0.20%
Net investment income ............................
2.02%
(f)
0.43% 0.01% 0.51% 1.07% 1.01%
Supplemental Data
Net assets, end of period (000) ....................... $ 343,680  $ 317,561  $ 207,157  $ 153,630  $ 397,288  $ 169,293
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
New York Money Fund
Institutional
Six Months
Ended
04/30/23
(unaudited)
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of period .................
$ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
Net investment income ..........................
0.0121  0.0066  0.0001  0.0062  0.0129  0.0113
Net realized and unrealized gain (loss) ................
(0.0001) (0.0009)
(a)
(0.0000)
(b)
(0.0008) 0.0003  (0.0002)
Net increase from investment operations ................ 0.0120  0.0057  0.0001  0.0054  0.0132  0.0111
Distributions from net investment income
(c)
............ (0.0120) (0.0057) (0.0001) (0.0054) (0.0132) (0.0111)
Net asset value, end of period ...................... $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
Total Return
(d)
— — — — — —
Based on net asset value .......................... 1.20%
(e)
0.57% 0.01% 0.54% 1.33% 1.12%
Ratios to Average Net Assets
Total expenses .................................
0.47%
(f)
0.50% 0.53% 0.46% 0.56% 1.35%
Total expenses after fees waived and/or reimbursed ........
0.20%
(f)
0.16% 0.06% 0.18% 0.20% 0.20%
Net investment income ...........................
2.43%
(f)
0.66% 0.01% 0.62% 1.29% 1.13%
Supplemental Data
Net assets, end of period (000) ...................... $ 264,339  $ 198,959  $ 59,800  $ 149,946  $ 243,502  $ 46,066
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders

1. ORGANIZATION
BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
(a)
California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the
1940 Act.
Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each share class is offered as follows:
All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Bancroft Capital
Shares are sold without a sales charge and are only available to clients of Bancroft Capital, LLC and its affiliates. Cabrera Capital Markets Shares are sold without a sales charge and are only available to clients of Cabrera Capital Markets, LLC and its affiliates. Mischler Financial Group Shares are sold without a sales charge and are only available to clients of Mischler Financial Group, Inc. and its affiliates. Penserra Shares are sold without a sales charge and are only available to clients of Penserra Securities
LLC and its affiliates. Great Pacific Shares are sold without a sales charge and are only available to clients of Great Pacific Securities and its affiliates. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the NSCC Fund/SERV trading platform. Stern Brothers Shares are sold without a sales charge and are only available to clients of Stern Brothers & Co. and its affiliates. Tigress Shares are sold without a sales charge and are only available to clients of
Tigress Financial Partners LLC and its affiliates. WestCap Shares are sold without a sales charge and are only available to portfolio companies of WestCap Management,
LLC and its affiliates. Administration, Select, Capital, Cash Reserve, Cash Management, Private Client and Dollar Shares are sold without a sales charge and are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund each operate as a “government money market fund” under Rule 2a-7 under the 1940
Act.  Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in  a Fund's weekly liquid assets.
On October 11, 2016, TempCash, TempFund and MuniCash, and on October 15, 2018, California Money Fund and New York Money Fund began pricing and transacting their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of TempFund is priced multiple times each day such Fund accepts purchase orders and redemption requests at such intervals. Prior to the Funds’ adoption of the floating
NAV, their portfolio holdings were valued at amortized cost.
With respect to each of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund, the Board of Trustees of the Trust (the "Board") is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from each of TempCash, TempFund, MuniCash, California Money
Fund or New York Money Fund for up to 10 business days during a 90 day period, in the event that TempCash, TempFund, MuniCash, California Money Fund or New York
Money Fund’s weekly liquid assets fall below certain thresholds.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Fund Name
Diversification
Classification
BlackRock Liquid Federal Trust Fund .......................................................................................
Diversified
FedFund ..........................................................................................................
Diversified
TempCash .........................................................................................................
Diversified
TempFund .........................................................................................................
Diversified
T-Fund ............................................................................................................
Diversified
Treasury Trust Fund ...................................................................................................
Diversified
MuniCash ..........................................................................................................
Diversified
California Money Fund .................................................................................................
Non-Diversified
(a)
New York Money Fund .................................................................................................
Non-Diversified
(a)
Fund Name Share Class
BlackRock Liquid Federal Trust Fund ...................
Institutional, Administration, Bancroft Capital, Cabrera Capital Markets, Capital, Cash Management, Cash Reserve, Dollar,
Great Pacific, Mischler Financial Group, Penserra, Stern Brothers and Tigress
FedFund ......................................
Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Mischler Financial Group, Premier, Private
Client, Select, Stern Brothers, Tigress and WestCap
TempCash ..................................... Institutional, Capital, Dollar, Great Pacific and Premier
TempFund ..................................... Institutional, Administration, Cabrera Capital Markets, Capital, Cash Management, Cash Reserve, Dollar and Private Client
T-Fund ........................................ Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Premier and Select
Treasury Trust Fund ............................... Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar and Select
MuniCash ...................................... Institutional, Capital and Dollar
California Money Fund ............................. Institutional and Capital
New York Money Fund ............................. Institutional and Capital

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that TempCash, TempFund, MuniCash, California Money Fund or New York
Money Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by each Fund for the benefit of a Fund’s remaining shareholders.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with one of their custodians whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies (TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund): TempCash, TempFund, MuniCash, California
Money Fund and New York Money Fund investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund's Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash, TempFund, MuniCash, California Money Fund and New York Money Funds' assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Investment Valuation Policies (BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund): U.S. GAAP defines fair value as the price the
Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds' investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.
Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. The Funds , along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-
owned subsidiary of BlackRock, Inc. ("BlackRock"), to provide investment advisory, administration and accounting services to the Funds.
Under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:
(a)
Based on the combined average daily net assets of BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)
Based on the average daily net assets of the Fund whose management fee is being calculated.
BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A
(a)
Calculation B
(b)
Management Fees are equal to calculation A plus calculation B
.175% of the first $1 billion
.175% of the first $1 billion
.150% of the next $1 billion
.150% of the next $1 billion
.125% of the next $1 billion
.125% of the next $1 billion
.100% of the next $1 billion
.100% of amounts in excess of $3 billion
.095% of the next $1 billion
.090% of the next $1 billion
.085% of the next $1 billion
.080% of amounts in excess of $7 billion

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
With respect to TempCash and TempFund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with
BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan and the Private Client Shares Distribution Plan , the Trust may
pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Capital, Dollar, Cash
Management, Cash Reserve, Administration, Select and Private Client Share classes are currently paying fees to service organizations, which may include affiliates of the
Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:
(a)
Due to certain contractual and voluntary waivers, the above stated rates may be reduced.
For the six months ended April 30, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended April 30, 2023, the Funds  did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund, 0.17% of the average daily net assets
Fund Name Management Fees
TempCash and MuniCash ...................................................
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion
Fund Name Management Fees
TempFund ..............................................................
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion
Fund Name Management Fees
California Money Fund and New York Money Fund ...................................
.375% of the first $1 billion
.350% of the next $1 billion
.325% of the next $1 billion
.300% of amounts in excess of $3 billion
Share Class Service Fees
(a)
Distribution Fees
(a)
Administration .............................................................................................. 0.10% —%
Capital ................................................................................................... 0.05 —
Cash Management ........................................................................................... 0.50 —
Cash Reserve .............................................................................................. 0.40 —
Dollar .................................................................................................... 0.25 —
Private Client .............................................................................................. 0.50 0.35
Select ................................................................................................... 0.50 0.35
Fund Name Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
BlackRock Liquid Federal Trust Fund .. $ 12,538 $ — $ 30,468 $ — $ 10,358 $ — $ — $ 53,364
FedFund ..................... 8,319,662 1,059 1,640,410 9,722,357 4,431,643 1,076 2,064,426 26,180,633
TempCash .................... — — — — 2 2 — — 22
TempFund .................... 11,069 23,276 1,309,88 2 33,864 124,552 4,285 — 1,506,92 8
T-Fund ....................... 5,436,458 19,665 1,973,07 0 179,903 1,984,512 — 177,131 9,770,7 39
Treasury Trust Fund .............. 213,711 24,681 32,751 199,190 1,566,447 — 790,479 2,827,259
MuniCash ..................... — — — — 2,895 — — 2,895

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

of BlackRock Liquid Federal Trust Fund, FedFund, T-Fund, and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash, California Money Fund and
New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to June 30, 2024, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund.
These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended April 30, 2023, the amounts waived were as follows:
In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 29, 2024 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares and Private Client Shares do not exceed 1.00% and 0.68% of the average daily net assets of the shares, respectively.
The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period. For the six months ended April 30, 2023, the amounts waived and/or reimbursed were as follows:
With respect to each Fund, the Manager and BRIL have also voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as service and distribution fees waived and/or reimbursed — class specific. The Manager and BRIL may discontinue the voluntary waiver and/or reimbursement at any time. For the six months ended April
30, 2023, the amounts waived and/or reimbursed were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), e ach Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the six months ended April 30, 2023, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Fund Name
Fees waived
and/or
Reimbursed
by the
Manager
BlackRock Liquid Federal Trust Fund ............................................................................................. $ 1,433,634
FedFund ................................................................................................................ 10,550,34 2
TempCash ............................................................................................................... 2,760,358
TempFund ............................................................................................................... 2,612,28 3
T-Fund .................................................................................................................. 7,231,764
Treasury Trust Fund ......................................................................................................... 7,939,46 2
MuniCash ................................................................................................................ 1,728,554
California Money Fund ....................................................................................................... 382 ,001
New York Money Fund ....................................................................................................... 331,581
Service and distribution fees waived and/or
reimbursed - class specific Administration Cash Reserve Dollar Private Client Select Total
BlackRock Liquid Federal Trust Fund ....... $ 44 $ — $ 68 $ — $ — $ 112
FedFund .......................... — — — 43 1 48,538 48,96 9
TempFund ......................... — 1,884 698 1,764 — 4,346
T-Fund ............................ — — — — 4,168 4,168
Treasury Trust Fund ................... 3,206 — 158,703 — 18,596 180,505
Service and distribution fees waived and/or reimbursed - class specific Capital
FedFund .............................................................................................................. $ 290

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2023, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
For TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund, the cost for U.S. federal income tax purposes is the same as book cost.
7.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Fund Name Purchases Sales
Net Realized
Gain (Loss)
MuniCash ........................................................................... $ 702,528,476 $ 445,756,765 $ —
California Money Fund .................................................................. 145,136,669 257,099,414 —
New York Money Fund .................................................................. 62,778,056 35,740,627 —
Fund Name
Non-expiring
Capital Loss
Carryforwards
BlackRock Liquid Federal Trust Fund ....................................................................................... $ 673,555
FedFund .......................................................................................................... 36,796,858
TempCash ......................................................................................................... 1,159,104
Temp Fund ......................................................................................................... 700,769
T- Fund ........................................................................................................... 20,152,675
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Liquid Federal Trust Fund .................................... $ 3,866,610,817 $ – $ (17,382) $ (17,382)
FedFund ....................................................... 133,537,392,024 – (46,329) (46,329)
T-Fund ........................................................ 91,518,514,006 – (30,206) (30,206)
Treasury Trust Fund ............................................... 104,453,615,776 – (597,057) (597,057)

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
MuniCash, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund's portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.
The Funds invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD
LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31,
2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates on SOFR that will replace LIBOR in certain financial products after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
8. CAPITAL SHARE TRANSACTIONS
The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Transactions in capital shares for each class were as follows:
d
Fund Name/Share Class
Six Months Ended
04/30/23
Year Ended
10/31/22
BlackRock Liquid Federal Trust Fund
Institutional
Shares sold 12,996,516,470 37,721,624,450
Shares issued in reinvestment of distributions ........................................................ 31,606,626 18,793,845
Shares redeemed
(14,404,389,924) (37,534,391,448)
(1,376,266,828) 206,026,847
Administration
Shares sold 12,417,672 18,616,847
Shares issued in reinvestment of distributions ........................................................ 498,419 203,322
Shares redeemed
(1,844,616) (81,791,501)
11,071,475 (62,971,332)
Bancroft Capital
Shares sold 1 50,000
(a)
Shares issued in reinvestment of distributions ........................................................ 1,020 424
(a)
1,021 50,424
Cabrera Capital Markets
Shares sold 1 50,000
(a)
Shares issued in reinvestment of distributions ........................................................ 1,020 424
(a)
1,021 50,424
Cash Management
Shares sold 3,221,565 28,499,707
Shares issued in reinvestment of distributions ........................................................ 55,028 23,878
Shares redeemed
(6,954,971) (24,277,160)
(3,678,378) 4,246,425
Cash Reserve
Shares issued in reinvestment of distributions ........................................................ — 3
(b)
Shares redeemed
— (8,153)
(b)
— (8,150)
Dollar
Shares sold 38,506,428 75,113,047
Shares issued in reinvestment of distributions ........................................................ 9,602 3,378
Shares redeemed
(47,218,314) (70,325,226)
(8,702,284) 4,791,199
Great Pacific
Shares sold — 50,000
(c)
Shares issued in reinvestment of distributions ........................................................ 1,020 407
(c)
1,020 50,407
Mischler Financial Group
Shares sold 750,000 231,550,000
(a)
Shares issued in reinvestment of distributions ........................................................ 65,087 20,906
(a)
Shares redeemed
(1,000,000) (226,450,000)
(a)
(184,913) 5,120,906
Penserra
Shares sold 749,999 50,000
(d)
Shares issued in reinvestment of distributions ........................................................ 1,021 422
(d)
751,020 50,422
Stern Brothers
Shares sold 1,500,000 50,000
(e)
Shares issued in reinvestment of distributions ........................................................ 1,861 291
(e)
Shares redeemed
(1,500,000) —
1,861 50,291
Tigress
Shares sold 25,000,010 3,050,000
(f)
Shares issued in reinvestment of distributions ........................................................ 61,754 1,074
(f)
Shares redeemed
(10) —
25,061,754 3,051,074
(1,351,943,231) 160,508,937

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

d
Fund Name/Share Class
Six Months Ended
04/30/23
Year Ended
10/31/22
FedFund
Institutional
Shares sold 448,500,992,292 1,030,637,249,721
Shares issued in reinvestment of distributions ........................................................ 792,425,886 441,007,092
Shares redeemed
(444,722,504,718) (1,047,309,003,144)
4,570,913,460 (16,230,746,331)
Administration
Shares sold 13,016,481,417 51,690,963,371
Shares issued in reinvestment of distributions ........................................................ 261,860,154 178,483,736
Shares redeemed
(26,589,349,323) (32,072,119,530)
(13,311,007,752) 19,797,327,577
Capital
Shares sold 6,917,960 12,822,079,189
Shares issued in reinvestment of distributions ........................................................ 88,258 2,930,405
Shares redeemed
(3,442,649) (38,546,297,046)
3,563,569 (25,721,287,452)
Cash Management
Shares sold 239,384,783 780,699,507
Shares issued in reinvestment of distributions ........................................................ 9,510,474 3,041,796
Shares redeemed
(310,507,359) (678,544,955)
(61,612,102) 105,196,348
Cash Reserve
Shares sold 23,689,175,535 50,056,302,595
Shares issued in reinvestment of distributions ........................................................ 42,653 21,562
Shares redeemed
(24,451,988,502) (50,391,678,100)
(762,770,314) (335,353,943)
Dollar
Shares sold 5,871,594,544 15,629,110,135
Shares issued in reinvestment of distributions ........................................................ 24,439,291 8,730,950
Shares redeemed
(6,254,120,581) (14,847,284,223)
(358,086,746) 790,556,862
Mischler Financial Group
Shares sold 11,712,216,276 24,406,918,879
Shares issued in reinvestment of distributions ........................................................ 17,156,251 11,390,175
Shares redeemed
(10,971,162,136) (25,380,702,059)
758,210,391 (962,393,005)
Premier
Shares sold 955,463,698 3,608,457,808
Shares issued in reinvestment of distributions ........................................................ 5,947,498 1,864,396
Shares redeemed
(876,752,978) (2,198,960,628)
84,658,218 1,411,361,576
Private Client
Shares issued in reinvestment of distributions ........................................................ 4,613 1,554
Shares redeemed
— (280)
4,613 1,274
Select
Shares sold 847,835,780 1,912,292,513
Shares issued in reinvestment of distributions ........................................................ 7,776,466 3,107,617
Shares redeemed
(1,194,335,086) (1,984,792,713)
(338,722,840) (69,392,583)
Stern Brothers
Shares sold 1,500,000 50,000
(e)
Shares issued in reinvestment of distributions ........................................................ 1,890 299
(e)
Shares redeemed
(1,500,000) —
1,890 50,299
Tigress
Shares sold 21,496,402 2,050,000
(f)
Shares issued in reinvestment of distributions ........................................................ 64,267 743
(f)
Shares redeemed
(19,048,724) —
2,511,945 2,050,743

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
d
Fund Name/Share Class
Six Months Ended
04/30/23
Year Ended
10/31/22
WestCap
Shares sold 88,000,000 50,000
(g)
Shares issued in reinvestment of distributions ........................................................ 584,785 269
(g)
88,584,785 50,269
(9,323,750,883) (21,212,578,366)
T-Fund
Institutional
Shares sold 578,787,139,4 79 1,130,088,249,661
Shares issued in reinvestment of distributions ........................................................ 486,363,861 200,986,153
Shares redeemed
(575,291,646,855) (1,138,600,488,935)
3,981,856,48 5 (8,311,253,121)
Administration
Shares sold 3,840,690,904 35,189,075,748
Shares issued in reinvestment of distributions ........................................................ 208,793,865 141,478,818
Shares redeemed
(15,307,284,598) (20,049,893,915)
(11,257,799,829) 15,280,660,651
Capital
Shares sold 165,303,238 11,810,436,969
Shares issued in reinvestment of distributions ........................................................ 1,638,038 893,971
Shares redeemed
(86,465,074) (39,060,254,288)
80,476,202 (27,248,923,348)
Cash Management
Shares sold 1,958,658,28 2 4,498,561,177
Shares issued in reinvestment of distributions ........................................................ 10,215,579 3,818,361
Shares redeemed
(2,155,569,042) (4,440,475,621)
(186,695,18 1 ) 61,903,917
Cash Reserve
Shares sold 228,882,53 5 1,059,106,115
Shares issued in reinvestment of distributions ........................................................ 530,166 224,084
Shares redeemed
(250,734,504) (1,453,257,146)
(21,321,80 3 ) (393,926,947)
Dollar
Shares sold 4,563,947,493 15,300,359,363
Shares issued in reinvestment of distributions ........................................................ 13,964,055 5,754,182
Shares redeemed
(4,294,239,477) (15,047,279,578)
283,672,071 258,833,967
Premier
Shares sold 930,717,531 783,579,642
Shares issued in reinvestment of distributions ........................................................ 8,436,656 1,911,883
Shares redeemed
(511,898,259) (302,179,262)
427,255,928 483,312,263
Select
Shares sold 192,428,451 152,218,729
Shares issued in reinvestment of distributions ........................................................ 721,151 135,326
Shares redeemed
(164,069,944) (168,847,901)
29,079,658 (16,493,846)
(6,663,476,4 69 ) (19,885,886,464)
Treasury Trust Fund
Institutional
Shares sold 123,981,287,345 275,811,620,566
Shares issued in reinvestment of distributions ........................................................ 882,847,427 451,551,434
Shares redeemed
(131,679,544,197) (268,319,833,043)
(6,815,409,425) 7,943,338,957
Administration
Shares sold 662,688,225 1,501,043,709
Shares issued in reinvestment of distributions ........................................................ 6,311,204 2,905,488
Shares redeemed
(603,014,011) (1,720,175,754)
65,985,418 (216,226,557)

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Transactions in capital shares for each class of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund were as follows:
d
Fund Name/Share Class
Six Months Ended
04/30/23
Year Ended
10/31/22
Capital
Shares sold 310,782,476 45,866,399
Shares issued in reinvestment of distributions ........................................................ 2,061,750 97,696
Shares redeemed
(108,972,221) (21,739,697)
203,872,005 24,224,398
Cash Management
Shares sold 9,955,134 50,917,744
Shares issued in reinvestment of distributions ........................................................ 113,513 10,536
Shares redeemed
(16,723,954) (62,557,550)
(6,655,307) (11,629,270)
Cash Reserve
Shares sold 269,978,623 355,051,481
Shares issued in reinvestment of distributions ........................................................ 1,284 616
Shares redeemed
(229,602,012) (372,944,893)
40,377,895 (17,892,796)
Dollar
Shares sold 3,196,572,097 3,544,056,801
Shares issued in reinvestment of distributions ........................................................ 2,176,701 864,712
Shares redeemed
(2,349,504,524) (3,519,947,987)
849,244,274 24,973,526
Select
Shares sold 331,608,643 1,905,146,766
Shares issued in reinvestment of distributions ........................................................ 3,029,635 2,012,121
Shares redeemed
(334,204,398) (2,398,131,605)
433,880 (490,972,718)
(5,662,151,260) 7,255,815,540
d
Six Months Ended
04/30/23
Year Ended
10/31/22
Fund Name/Share Class
Shares Amount Shares Amount
TempCash
Institutional
Shares sold ..........................................
11,077,253,416 $ 11,080,745,081 9,600,080,601 $ 9,601,791,284
Shares issued in reinvestment of distributions .....................
10,833,026 10,836,671 3,890,755 3,891,427
Shares redeemed ......................................
(8,107,968,977) (8,110,699,063) (6,728,448,109) (6,729,988,840)
2,980,117,465 $ 2,980,882,689 2,875,523,247 $ 2,875,693,871
Dollar
Shares issued in reinvestment of distributions .....................
374 $ 375 150 $ 150
374 $ 375 150 $ 150
Great Pacific
(h)
Shares sold ..........................................
585,024,980 $ 585,258,875 — $ —
Shares issued in reinvestment of distributions .....................
7,288,992 7,290,765 — —
592,313,972 $ 592,549,640 — $ —
Premier
Shares sold ..........................................
— $ — — $ —
Shares issued in reinvestment of distributions .....................
— — — —
Shares redeemed ......................................
— — — —
— $ — — $ —
3,572,431,811 $ 3,573,432,704 2,875,523,397 $ 2,875,694,021
TempFund
Institutional
Shares sold ..........................................
10,406,729,719 $ 10,411,003,704 29,219,735,194 $ 29,223,593,041
Shares issued in reinvestment of distributions .....................
109,689,639 109,738,042 56,440,667 56,447,053
Shares redeemed ......................................
(12,235,740,082) (12,241,198,369) (30,562,133,416) (30,565,617,972)
(1,719,320,724) $ (1,720,456,623) (1,285,957,555) $ (1,285,577,878)
Administration
Shares sold ..........................................
5,719,281 $ 5,721,661 22,922,307 $ 22,926,204
Shares issued in reinvestment of distributions .....................
473,672 473,888 150,228 150,250
Shares redeemed ......................................
(13,198,883) (13,204,977) (9,042,750) (9,044,672)
(7,005,930) $ (7,009,428) 14,029,785 $ 14,031,782

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
(a)
Period November 1, 2021 (commencement of operations) to October 31, 2022 for Bancroft Capital Shares, Cabrera Capital Markets Shares and Mischler Financial Group Shares.
(b)
There were no Cash Reserve Shares outstanding for the year ended October 31, 2022.
(c)
Period May 2, 2022 (commencement of operations) to October 31, 2022 for Great Pacific Shares.
(d)
Period January 21, 2022 (commencement of operations) to October 31, 2022 for Penserra Shares.
(e)
Period August 1, 2022 (commencement of operations) to October 31, 2022 for Stern Brothers Shares.
d
Six Months Ended
04/30/23
Year Ended
10/31/22
Fund Name/Share Class
Shares Amount Shares Amount
Cabrera Capital Markets
Shares sold ..........................................
124,925 $ 125,005 49,975 $ 50,000
Shares issued in reinvestment of distributions .....................
2,597 2,599 495 495
Shares redeemed ......................................
— (2) — —
127,522 $ 127,602 50,470 $ 50,495
Capital
Shares sold ..........................................
234,560,911 $ 234,670,279 41,317,345 $ 41,324,464
Shares issued in reinvestment of distributions .....................
1,952,895 1,953,806 60,701 60,704
Shares redeemed ......................................
(135,551,864) (135,622,866) (11,272,057) (11,273,308)
100,961,942 $ 101,001,219 30,105,989 $ 30,111,860
Cash Management
Shares sold ..........................................
101,728,997 $ 101,770,287 262,023,985 $ 262,057,634
Shares issued in reinvestment of distributions .....................
10,267,454 10,271,948 3,800,989 3,801,488
Shares redeemed ......................................
(124,823,974) (124,876,686) (324,336,305) (324,376,857)
(12,827,523) $ (12,834,451) (58,511,331) $ (58,517,735)
Cash Reserve
Shares sold ..........................................
16,627,602 $ 16,634,099 40,130,742 $ 40,141,262
Shares issued in reinvestment of distributions .....................
342,873 343,035 82,560 82,573
Shares redeemed ......................................
(16,492,795) (16,500,291) (42,426,716) (42,433,639)
477,680 $ 476,843 (2,213,414) $ (2,209,804)
Dollar
Shares sold ..........................................
77,314,714 $ 77,347,187 101,482,514 $ 101,493,465
Shares issued in reinvestment of distributions .....................
1,709,165 1,709,942 722,935 723,035
Shares redeemed ......................................
(68,119,355) (68,146,411) (109,118,262) (109,128,018)
10,904,524 $ 10,910,718 (6,912,813) $ (6,911,518)
Private Client
  Shares issued in reinvestment of distributions ......................
18,235 $ 18,244 7,827 $ 7,829
Shares redeemed ......................................
(511,518) (511,778) (16,969) (16,973)
(493,283) $ (493,534) (9,142) $ (9,144)
(1,627,175,792) $ (1,628,277,654) (1,309,418,011) $ (1,309,031,942)
MuniCash
Institutional
Shares sold ..........................................
18,928,525,306 $ 18,928,196,900 43,233,900,980 $ 43,236,483,206
Shares issued in reinvestment of distributions .....................
20,178,006 20,177,217 9,691,100 9,691,295
Shares redeemed ......................................
(19,449,595,959) (19,449,544,848) (45,018,624,832) (45,021,375,647)
(500,892,647) $ (501,170,731) (1,775,032,752) $ (1,775,201,146)
Dollar
Shares sold ..........................................
1,010,083 $ 1,010,010 3,246,982 $ 3,246,997
Shares issued in reinvestment of distributions .....................
24,540 24,538 14,459 14,459
Shares redeemed ......................................
(1,946,404) (1,946,224) (5,159,835) (5,159,987)
(911,781) $ (911,676) (1,898,394) $ (1,898,531)
(501,804,428) $ (502,082,407) (1,776,931,146) $ (1,777,099,677)
California Money Fund
Institutional
Shares sold ..........................................
1,801,197,514 $ 1,799,976,928 3,122,928,236 $ 3,121,371,243
Shares issued in reinvestment of distributions .....................
2,873,484 2,871,358 970,885 970,232
Shares redeemed ......................................
(1,777,920,857) (1,776,726,574) (3,013,148,212) (3,011,746,498)
26,150,141 $ 26,121,712 110,750,909 $ 110,594,977
New York Money Fund
Institutional
Shares sold ..........................................
845,047,939 $ 845,049,335 1,169,906,443 $ 1,169,906,444
Shares issued in reinvestment of distributions .....................
947,619 947,632 334,396 334,396
Shares redeemed ......................................
(780,615,291) (780,615,716) (1,031,082,677) (1,031,082,677)
65,380,267 $ 65,381,251 139,158,162 $ 139,158,163

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

(f)
Period September 30, 2022 (commencement of operations) to October 31, 2022 for Tigress Shares.
(g)
Period August 12, 2022 (commencement of operations) to October 31, 2022 for WestCap Shares.
(h)
Period January 23, 2023 (commencement of operations) to April 30, 2023 for Great Pacific Shares.
As of April 30, 2023, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 36,478 Premier Shares of TempCash.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC each month on Forms N-MFP. The Funds’ reports on Forms N-MFP are available on the SEC’s website at sec.gov . Each Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7450 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
(a)
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For TempCash and TempFund.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AMT Alternative Minimum Tax
COP Certificates of Participation
GO General Obligation Bonds
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
SBPA Stand-by-Bond Purchase Agreement
TECP Tax Exempt Commercial Paper
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

Notice to Shareholders
The following applies to TempCash , TempFund , MuniCash , California Money Fund and New York Money Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.
The following applies to BlackRock Liquid Federal Trust Fund, FedFund , T-Fund and Treasury Trust Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

Want to know more?
blackrock.com | 800-441-7450
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
BRLF-4/23-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

  <<section302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: June 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: June 21, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: June 21, 2023